As filed with the Securities and Exchange Commission on December 28, 2010



                                              SECURITIES ACT FILE NO. 333-135105
                                       INVESTMENT COMPANY ACT FILE NO. 811-21910
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|
Pre-Effective Amendment No.                                      | |


Post Effective Amendment No. 75                                  |X|



                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |X|



                                Amendment No. 77                 |X|



                        (Check appropriate box or boxes)

                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2
             (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532
                         (Address of Principal Executive
                                    Offices)

                                 (630) 505-3700
                          Registrant's Telephone Number

                             KEVIN M. ROBINSON, ESQ.
                             CLAYMORE ADVISORS, LLC
                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532
                     (Name and Address of Agent for Service)

                                    Copy to:
                             STUART M. STRAUSS, ESQ.
                                   DECHERT LLP
                           1095 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10036

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:



IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX) _________ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.
____X____ ON DECEMBER 29, 2010 PURSUANT TO PARAGRAPH (B) OF RULE 485.
_________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.
_________ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

(Guggenheim Logo)

(Guggenheim ETF Logo)

PROSPECTUS


Guggenheim China Consumer ETF
NYSE Arca Ticker symbol: RAO

Guggenheim China
Infrastructure ETF
NYSE Arca Ticker symbol: GAO


EXCHANGE TRADED FUNDS

DECEMBER 31, 2010

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
                                                                       PAGE
Summary Information                                                       3

   Guggenheim China Consumer ETF                                          3

   Guggenheim China Infrastructure ETF                                   10

Additional Information About the Funds' Principal Investment
   Strategies and Principal Investment Risks                             18

Non-Principal Investment Strategies                                      22

Non-Principal Risk Considerations                                        23

Disclosure of Portfolio Holdings                                         23

Investment Management Services                                           24

Purchase and Redemption of Shares                                        26

How to Buy and Sell Shares                                               27

Frequent Purchases and Redemptions                                       32

Fund Service Providers                                                   32

Index Provider                                                           32

Disclaimers                                                              33

Federal Income Taxation                                                  34

Tax-Advantaged Product Structure                                         36

Other Information                                                        37

Financial Highlights                                                     37

For More Information                                             back cover


2 |

SUMMARY INFORMATION

GUGGENHEIM CHINA CONSUMER ETF (RAO)

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the AlphaShares China Consumer Index (the "Index").

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.


-----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
-----------------------------------------------------------------------
Management Fees (comprehensive management fee)                  [    ]%
-----------------------------------------------------------------------
Distribution and service (12b-1) fees(1)                            --%
-----------------------------------------------------------------------
Other expenses(2)                                               [    ]%
-----------------------------------------------------------------------
Total annual Fund operating expenses                            [    ]%
-----------------------------------------------------------------------


(1) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fees will be paid for at least 12 months from the date of this Prospectus.


(2) Other expenses have been estimated for the current fiscal year.


EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------
         ONE YEAR               THREE YEARS
-------------------------------------------
         $[ ]                   $[ ]
-------------------------------------------

                                                                  PROSPECTUS | 3

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.


PRINCIPAL INVESTMENT STRATEGIES

The Fund, using a low-cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the AlphaShares China Consumer Index (Index Ticker: ACNCS). The Index is designed to measure and monitor the performance of the investable universe of publicly-traded companies, which are based in mainland China, Hong Kong or Macau (based on the criteria set forth below under "Index Construction."), are in the Consumer Discretionary and Consumer Staples Sectors, as defined by Standard & Poor's Global Industry Classification Standard ("GICS") and are open to foreign investment. The Index was created by AlphaShares, LLC ("AlphaShares" or the "Index Provider") and is maintained by Standard & Poor's (the "Index Administrator"). The Index methodology is published at www.alphashares.com. The Index will include equity securities of companies of all categories of market capitalizations, as defined by AlphaShares (subject to the minimum capitalization requirements set forth below under "Index Construction").


The Index may include Hong Kong listed securities, including China H-shares and Red Chips. China H-shares are issued by companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip shares are issued by companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. The Index may also include N-Shares, which are issued by companies based in mainland China and listed on the NYSE Arca or NASDAQ. The Index will not include China A-Shares (which are subject to substantial restrictions on foreign investment) or China B-Shares (which offer a generally smaller market and limited liquidity), each of which trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange.


The Fund will invest at least 80% of its total assets in common stock, American depositary receipts ("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs") and international depositary receipts ("IDRs") that comprise the Index and depositary receipts and shares representing common stocks that comprise the Index (or underlying securities representing ADRs, ADSs, GDRs and IDRs that comprise the Index). The depositary receipts included in the Index may be sponsored or unsponsored. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade executions is improved


4 |
due to the local market in which an underlying security is traded being open at different times than the market in which the security's corresponding depositary receipt is traded.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.


PRINCIPAL INVESTMENT RISKS


Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. Equity risk is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

China Investment Risk. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative

                                                                  PROSPECTUS | 5
regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies.

From time to time, certain of the companies comprising the Index that are located in China may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations which could negatively affect the company's performance, and/or could suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified by the U.S. government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, the Fund is indirectly subject to those risks.


Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt.


Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities

6 |
and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Consumer Staples Sector Risk. Companies in this sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drink may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competitive and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Limited Exposure Risk. China A-Shares and China B-Shares are not eligible for inclusion in the Index, even if they would otherwise qualify under the other criteria set forth under "Index Construction." China A-Shares are subject to substantial restrictions on foreign investment, while the China B-Share market generally is smaller and offers less liquidity than the categories of securities which may be included in the Index. However, by excluding such shares from the Index, the exposure provided by the Index (and thus the Fund) to the Chinese presence in the sector may be more limited than would be the case if the Index included China A-Shares or China B-Shares.

Small and Medium-Size Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Micro-Cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach, or otherwise holds investments other than those which comprise the

                                                                  PROSPECTUS | 7

Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.


Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.


Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.


THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND HAS NOT BEEN GUARANTEED, SPONSORED, RECOMMENDED, OR APPROVED BY THE UNITED STATES, OR ANY AGENCY, INSTRUMENTALITY OR OFFICER OF THE UNITED STATES, HAS NOT BEEN INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) AND IS NOT GUARANTEED BY AND IS NOT OTHERWISE AN OBLIGATION OF ANY BANK OR INSURED DEPOSITORY INSTITUTION.


Fund Performance

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

Management

INVESTMENT ADVISER. Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC).

PORTFOLIO MANAGERS. The portfolio managers who are currently responsible for the day-to-day management of the Fund's portfolio are Chuck Craig, CFA, and Saroj Kanuri, CFA. Mr. Craig, Managing Director, Portfolio Management and Supervision, and Mr. Kanuri, Vice President, ETF Portfolio Management, have managed the Fund's portfolio since its inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in a large specified number of Shares called a "Creation Unit" or multiples thereof. A Creation Unit consists of 50,000 Shares.

8 |

The Fund generally issues and redeems Creation Units principally in-kind. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on NYSE Arca, Inc. ("NYSE Arca") and because Shares trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.


PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Investment Adviser or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.


                                                                  PROSPECTUS | 9

GUGGENHEIM CHINA INFRASTRUCTURE ETF (GAO)

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the AlphaShares China Infrastructure Index (the "Index").

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.


--------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
--------------------------------------------------------------------
Management Fees (comprehensive management fee)                  [ ]%
--------------------------------------------------------------------
Distribution and service (12b-1) fees(1)                         --%
--------------------------------------------------------------------
Other expenses(2)                                               [ ]%
--------------------------------------------------------------------
Total annual Fund operating expenses                            [ ]%
--------------------------------------------------------------------


(1) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fees will be paid for at least 12 months from the date of this Prospectus.


(2) Other expenses have been estimated for the current fiscal year.


EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------
         ONE YEAR             THREE YEARS
         $[ ]                 $[ ]
--------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction

10 |
costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.


PRINCIPAL INVESTMENT STRATEGIES

The Fund, using a low-cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the AlphaShares China Infrastructure Index (Index Ticker: ACNIF). The Index is designed to measure and monitor the performance of the universe of publicly-traded companies deriving a majority of their revenues from the development, management and/or ownership of infrastructure in mainland China or the Special Administrative Regions of China, which currently are Hong Kong and Macau, and which are open to foreign investment. The Index was created by AlphaShares, LLC ("AlphaShares" or the "Index Provider") and is maintained by Standard & Poor's (the "Index Administrator"). The Index methodology is published at www.alphashares.com. The Index will include equity securities of companies of all categories of market capitalizations, as defined by AlphaShares (subject to the minimum capitalization requirements set forth below under "Index Construction").


The Index may include Hong Kong listed securities, including China H-shares and Red Chips. China H-shares are issued by companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip shares are issued by companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. The Index may also include N-Shares, which are issued by companies based in mainland China and listed on the NYSE Arca or NASDAQ. The Index will not include China A-Shares (which are subject to substantial restrictions on foreign investment) or China B-Shares (which offer a generally smaller market and limited liquidity), each of which trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange.


The Fund will invest at least 80% of its total assets in common stock, American depositary receipts ("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs") and international depositary receipts ("IDRs") that comprise the Index and depositary receipts and shares representing common stocks that comprise the Index (or underlying securities representing ADRs, ADSs, GDRs and IDRs that comprise the Index). The depositary receipts included in the Index may be sponsored or unsponsored. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security's corresponding depositary receipt is traded.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

                                                                 PROSPECTUS | 11

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.


PRINCIPAL INVESTMENT RISKS


Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. Equity risk is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

China Investment Risk. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in

12 |
certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies.

From time to time, certain of the companies comprising the Index that are located in China may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations which could negatively affect the company's performance, and/or could suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified by the U.S. government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, the Fund is indirectly subject to those risks.


Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt.


Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Infrastructure Risk. Companies engaged in the building of infrastructure are affected by the risk that economic conditions will not warrant spending on new infrastructure projects. In addition, infrastructure companies are subject to a variety of factors that may adversely

                                                                 PROSPECTUS | 13
affect their business or operations including, high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Finally, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting infrastructure companies because of its investments in such entities.

Industrial Sector Risk. The stock prices of companies in the industrial sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions may affect the performance of companies in the industrial sector. Companies in the industrial sector may be at risk for environmental damage and product liability claims.

Utilities Sector Risk. The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

Limited Exposure Risk. China A-Shares and China B-Shares are not eligible for inclusion in the Index, even if they would otherwise qualify under the other criteria set forth under "Index Construction." China A-Shares are subject to substantial restrictions on foreign investment, while the China B-Share market generally is smaller and offers less liquidity than the categories of securities which may be included in the Index. However, by excluding such shares from the Index, the exposure provided by the Index (and thus the Fund) to the

14 |

Chinese presence in the sector may be more limited than would be the case if the Index included China A-Shares or China B-Shares.

Small and Medium-Size Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Micro-Cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach, or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.


Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.


Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

                                                                 PROSPECTUS | 15

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND HAS NOT BEEN GUARANTEED, SPONSORED, RECOMMENDED, OR APPROVED BY THE UNITED STATES, OR ANY AGENCY, INSTRUMENTALITY OR OFFICER OF THE UNITED STATES, HAS NOT BEEN INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) AND IS NOT GUARANTEED BY AND IS NOT OTHERWISE AN OBLIGATION OF ANY BANK OR INSURED DEPOSITORY INSTITUTION.


FUND PERFORMANCE

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

MANAGEMENT

INVESTMENT ADVISER. Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC).

PORTFOLIO MANAGERS. The portfolio managers who are currently responsible for the day-today management of the Fund's portfolio are Chuck Craig, CFA, and Saroj Kanuri, CFA. Mr. Craig, Managing Director, Portfolio Management and Supervision, and Mr. Kanuri, Vice President, ETF Portfolio Management, have managed the Fund's portfolio since its inception.

PURCHASE AND SALE OF SHARES

The Fund issues and redeems Shares at NAV only in a large specified number of Shares called a "Creation Unit" or multiples thereof. A Creation Unit consists of 50,000 Shares. The Fund generally issues and redeems Creation Units principally in-kind. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on NYSE Arca, Inc. ("NYSE Arca") and because Shares trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

16 |

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Investment Adviser or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.


PROSPECTUS | 17

ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS


INVESTMENT OBJECTIVE

Each Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

INDEX METHODOLOGY

ALPHASHARES CHINA CONSUMER INDEX


The Index was created by AlphaShares in 2009 and the Index methodology is published at www.alphashares.com. As of November 30, 2010, the Index contained [ ] securities. The Index is designed to measure and monitor the performance of publicly issued common equity securities of publicly-traded companies based in mainland China, Hong Kong or Macau in the GICS Consumer Discretionary and Consumer Staples Sectors. Proprietary and third-party financial and economic information and research are utilized to: (1) identify potential Index constituents and verify that such companies are based in mainland China, Hong Kong or Macau; and (2) calculate the number of shares of each potential Index constituent outstanding, adjusted for free-float, for usage in the modified float-adjusted market capitalization weighting methodology. To ensure adequate liquidity, constituents must have a market capitalization of $200 million or greater for initial inclusion in the Index. A market capitalization of $150 million or greater at the time of each rebalance is required for ongoing inclusion in the Index. The Index is rebalanced semi- annually and reconstituted annually. The AlphaShares Index Committee will meet annually in October to review the Index methodology. Any changes to the methodology will be communicated to the Index Administrator the next business day and will be publicly disclosed on www.alphashares.com at least 10 business days prior to implementation of the change.


ALPHASHARES CHINA INFRASTRUCTURE INDEX


The Index was created by AlphaShares in 2009 and the Index methodology is published at www.alphashares.com. As of November 30, 2010, the Index contained [ ] securities. The Index is designed to measure and monitor the performance of publicly issued common equity securities of publicly-traded companies which derive a majority of their revenues from the development, management and/or ownership of infrastructure in mainland China or the Special Administrative Regions of China, which currently are Hong Kong and Macau. Proprietary and third-party financial and economic information and research are utilized to:
(1) identify potential Index constituents and verify that such companies have the requisite China infrastructure exposure; and (2) calculate the number of shares of each potential Index constituent outstanding, adjusted for free-float, for usage in the modified float-adjusted market capitalization weighting methodology. To ensure adequate liquidity, constituents must have a market capitalization of $200 million or greater for initial


18 |
inclusion in the Index. A market capitalization of $150 million or greater at the time of each rebalance is required for ongoing inclusion in the Index. The Index is rebalanced semi-annually and reconstituted annually. The AlphaShares Index Committee will meet annually in October to review the Index methodology. Any changes to the methodology will be communicated to the Index Administrator the next business day and will be publicly disclosed on www.alphashares.com at least 10 business days prior to implementation of the change.

INDEX CONSTRUCTION

ALPHASHARES CHINA CONSUMER INDEX

Index construction is the responsibility of the Index Provider. Securities that meet the following criteria will be included in the Index:

1. Chinese Companies. (a) Companies based in mainland China, Hong Kong or Macau are eligible for inclusion in the Index.

     For purposes of the Index, companies are considered to be based in mainland China, Hong Kong or Macau if they are so classified under the S&P BMI Country Code classification system. This system determines a company's country of domicile by considering a number of criteria, including:

     a.   the headquarters of a company,

     b.   its registration or incorporation,

     c.   primary stock listing,

     d.   geographic source of revenue,

     e.   location of fixed assets,

     f.   operations and

     g.   the residence of senior officers.

     (b) In addition to the foregoing criteria, Hong Kong and Macau based companies are only eligible for inclusion in the Index if they derive a majority of their revenue from mainland China, Hong Kong or Macau.

2. Consumer Sectors. Only companies in the two GICS Consumer Sectors, Consumer Discretionary and Consumer Staples, are eligible for inclusion in the Index.

3. Investability. To ensure adequate investability, only shares open to foreign ownership that meet the criteria below are eligible for inclusion:

     a.   China A-shares are not eligible.

     b.   China B-shares are not eligible.

     c. Hong Kong listed securities including China H-shares and Red Chips are eligible.

     d. N-Shares trading in New York and their equivalents trading in other foreign markets are eligible.


                                                                 PROSPECTUS | 19

4. Equity Securities. Only publicly issued common equity securities trading on an exchange are eligible for inclusion in the Index. Debt or quasi-debt securities, such as convertible securities, are not eligible for inclusion.

5. Depositary Receipts. ADRs, ADSs, GDRs and IDRs are eligible for inclusion in the Index if they meet the other eligibility criteria set forth in this section. The Index will not include different depositary receipts (or a depositary receipt and the underlying stock) of the same issuer.

6. Market Capitalization. The Index will include equity securities of companies of all categories of market capitalizations, subject to the following requirements: To ensure adequate liquidity, constituents must have a float-adjusted market capitalization of $200 million or greater for initial inclusion in the Index. A float-adjusted market capitalization of $150 million or greater at the time of each rebalance is required for ongoing inclusion in the Index.

7. Target Weights. The Index uses a modified float-adjusted market capitalization weighting methodology to weight individual positions. The weight of any one position cannot be greater than 5.0% of the Index at the time of each rebalance.

8. Rebalancing. Except in unusual circumstances (including, but not limited to, mergers, spin-offs, or the acquisition or bankruptcy of the company), the Index is rebalanced semi-annually and reconstituted annually. The AlphaShares Index Committee will meet annually in October to review the Index methodology. Any changes to the methodology will be communicated to the Index Administrator the next business day and will be publicly disclosed on www.alphashares.com at least 10 days prior to the implementation of the change. Initial public offerings that meet all the eligibility criteria and fall within the top twenty stocks by capitalization of the Index will be added at the end of each calendar quarter, on the last business day of the quarter. Any addition will be funded on a pro-rata basis from the remainder of the Index, net of any deletions. A security will be deleted from the Index immediately due to bankruptcy, acquisition or merger of the company by or into another company, spin-offs, tender offers or other similar corporate actions. In the case of such deletions, no replacement will be made until the annual rebalance. Any proceeds resulting from deletions will be invested on a pro-rata basis over the remainder of the Index, net of any additions.


ALPHASHARES CHINA INFRASTRUCTURE INDEX

Index construction is the responsibility of the Index Provider. Securities that meet the following criteria will be included in the Index:

1. China Infrastructure Exposure. To be considered for inclusion in the Index, a company must derive a majority of its revenues from the development, management and/or ownership of infrastructure in mainland China or the Special Administrative Regions of China, which currently are Hong Kong and Macau. These companies include a) mainland China-based infrastructure companies; b) Hong Kong-based infrastructure companies; and (c) Macau-based infrastructure companies. These companies must also have one of the following GICS classifications: Oil & Gas Storage & Transportation, Oil & Gas Equipment & Services, Construction Materials, Aluminum, Steel, Building Products, Construction & Engineering, Construction & Farm Machinery & Heavy Trucks, Airport Services,Highways & Railtracks, Marine Ports & Services, Alternative Carriers, Integrated

20 |

     Telecommunications Services, Wireless Telecommunication Services, Electric Utilities, Gas Utilities, Multi-Utilities or Water Utilities.

2. Investability. To ensure adequate investability, only shares open to foreign ownership that meet the criteria below are eligible for inclusion:

     a.   China A-shares are not eligible.

     b.   China B-shares are not eligible.

     c. Hong Kong listed securities including China H-shares and Red Chips are eligible.

     d. N-Shares trading in New York and their equivalents trading in other foreign markets are eligible.

3. Equity Securities. Only publicly issued common equity securities trading on an exchange are eligible for inclusion in the Index. Debt or quasi-debt securities, such as convertible securities, are not eligible for inclusion.

4. Depositary Receipts. ADRs, ADSs, GDRs and IDRs are eligible for inclusion in the Index if they meet the other eligibility criteria set forth in this section. The Index will not include different depositary receipts (or a depositary receipt and the underlying stock) of the same issuer.

5. Market Capitalization. The Index will include equity securities of companies of all categories of market capitalizations, subject to the following requirements: To ensure adequate liquidity, constituents must have a float-adjusted market capitalization of $200 million or greater for initial inclusion in the Index. A float-adjusted market capitalization of $150 million or greater at the time of each rebalance is required for ongoing inclusion in the Index.

6. Target Weights. The Index uses a modified float-adjusted market capitalization weighting methodology to weight individual positions. The weight of any one position cannot be greater than 5.0% of the Index at the time of each rebalance.

7. Rebalancing. Except in unusual circumstances (including, but not limited to, mergers, spin-offs, or the acquisition or bankruptcy of the company), the Index is rebalanced semi-annually and reconstituted annually. The AlphaShares Index Committee will meet annually in October to review the Index methodology. Any changes to the methodology will be communicated to the Index Administrator the next business day and will be publicly disclosed on www.alphashares.com at least 10 days prior to the implementation of the change. Initial public offerings that meet all the eligibility criteria and fall within the top twenty stocks by capitalization of the Index will be added at the end of each calendar quarter, on the last business day of the quarter. Any addition will be funded on a pro-rata basis from the remainder of the Index, net of any deletions. A security will be deleted from the Index immediately due to bankruptcy, acquisition or merger of the company by or into another company, spin-offs, tender offers or other similar corporate actions. In the case of such deletions, no replacement will be made until the annual rebalance. Any proceeds resulting from deletions will be invested on a pro-rata basis over the remainder of the Index, net of any additions.

                                                                 PROSPECTUS | 21

NON-PRINCIPAL INVESTMENT STRATEGIES


As a principal investment strategy and as described above, each Fund will invest at least 80% of its total assets in component securities that comprise its respective Index and depositary receipts and shares representing component securities that comprise the Index (or underlying securities representing depositary receipts and shares that comprise the Index). As non-principal investment strategies, the Funds may invest their remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments, convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular security or security index), forward foreign currency exchange contracts and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Index, and in managing cash flows, but will not be used for hedging purposes. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Investment Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE Arca is open) for additions and deletions to each Fund's Index to be reflected in the portfolio composition of the Fund.


Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

The Funds may lend their portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Funds receive liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis. Each Fund may lend its portfolio securities in an amount up to 33 1 / 3% of its assets, but each Fund currently expects to only lend its portfolio securities to a much more limited extent. Securities lending is not a principal investment strategy of the Funds.

The policies described herein constitute non-fundamental policies that may be changed by the Board of Trustees of the Trust without shareholder approval.

22 |

NON-PRINCIPAL RISK CONSIDERATIONS

In addition to the risks described previously, there are certain non-principal risks related to investing in the Funds.

Trading Issues. Trading in Shares on the NYSE Arca may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on the NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to the NYSE Arca "circuit breaker" rules. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value. The NAV of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca. The Investment Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Index trading individually or in the aggregate at any point in time.

However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAV), the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending. Although a Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Leverage. To the extent that a Fund borrows money, it may be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund's portfolio securities.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information.

                                                                 PROSPECTUS | 23

INVESTMENT MANAGEMENT SERVICES

INVESTMENT ADVISER

Guggenheim Funds Investment Advisors, LLC ("Guggenheim Funds Advisers" or the "Investment Adviser") (formerly known as Claymore Advisors, LLC), a wholly-owned subsidiary of Guggenheim Funds Services Group, Inc. ("Guggenheim Funds Group") (formerly known as Claymore Group Inc.), acts as the Fund's investment adviser pursuant to an advisory agreement with the Trust (the "Advisory Agreement"). The Investment Adviser is a Delaware limited liability company with its principal offices located at 2455 Corporate West Drive, Lisle, Illinois 60532. Guggenheim Funds Distributors, Inc. ("Guggenheim Funds Distributors") (formerly known as Claymore Securities, Inc.) currently offers closed-end funds, unit investment trusts and exchange-traded funds. Guggenheim Funds Group is a wholly-owned subsidiary of Guggenheim Partners, LLC ("Guggenheim"), a global, diversified financial services firm with more than $100 billion in assets under supervision. Guggenheim, through its affiliates, provides investment management, investment advisory, insurance, investment banking and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia. Pursuant to the Advisory Agreement, the Investment Adviser manages the investment and reinvestment of the Fund's assets and administers the affairs of the Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies.

Pursuant to the Advisory Agreement, each Fund pays the Investment Adviser a unitary annual management fee for the services and facilities it provides, payable on a monthly basis, equal to a percentage of its average daily net assets set for the in the chart below:


FUND                                                                  FEE
-------------------------------------------------------------------------
Guggenheim China Consumer ETF            [ ]% of average daily net assets
-------------------------------------------------------------------------
Guggenheim China Infrastructure ETF      [ ]% of average daily net assets
-------------------------------------------------------------------------


Out of the unitary management fee, the Investment Adviser pays substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (such as expenses relating to a meeting of a Fund's shareholders).

The Investment Adviser's unitary management fee is designed to pay the Funds' expenses and to compensate the Investment Adviser for providing services for the Funds.

24 |

APPROVAL OF ADVISORY AGREEMENT


A discussion regarding the basis for the Board of Trustees' approval of the Advisory Agreement will be available in the Funds' semi-annual report to shareholders to be dated February 28, 2011.


PORTFOLIO MANAGEMENT

The portfolio managers who are currently responsible for the day-to-day management of each Fund's portfolio is Chuck Craig, CFA, and Saroj Kanuri, CFA. Mr. Craig and Mr. Kanuri have managed each Fund's portfolio since its inception.

Mr. Craig is a Managing Director, Portfolio Management and Supervision, of the Investment Adviser and Guggenheim Funds Distributors and joined Guggenheim Funds Distributors in May of 2003. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.

Mr. Kanuri is a Vice President, ETF Portfolio Management, of the Investment Adviser and Guggenheim Funds Distributors and joined Guggenheim Funds Distributors in October of 2006. Prior to joining Guggenheim Funds Distributors, Mr. Kanuri served as an analyst at Northern Trust Corporation from 2001- 2006. Mr. Kanuri received a B.S. in Finance from the University of Illinois at Chicago.

The Statement of Additional Information provides additional information about each portfolio manager's compensation structure, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities of the Funds.

PROSPECTUS | 25

PURCHASE AND REDEMPTION OF SHARES

GENERAL

The Shares are issued or redeemed by the Funds at net asset value per Share only in Creation Unit size.


Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds will be listed for trading on the secondary market on the NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares. Each Fund may liquidate and terminate at any time without shareholder approval. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Funds will trade on the NYSE Arca at prices that may differ to varying degrees from the daily NAV of the Shares. Given that each Fund's Shares can be issued and redeemed in Creation Units, the Investment Adviser believes that large discounts and premiums to NAV should not be sustained for long. The Funds will trade under the NYSE Arca symbols set forth in the chart below.


-----------------------------------------------------------
NAME OF FUND                        NYSE ARCA TICKER SYMBOL
-----------------------------------------------------------
Guggenheim China Consumer ETF                  RAO
-----------------------------------------------------------
Guggenheim China Infrastructure ETF            GAO
-----------------------------------------------------------
Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from the Funds, and shareholders may tender their Shares for redemption directly to the Funds, only in Creation Units of 50,000 Shares.

BOOK ENTRY

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

26 |

HOW TO BUY AND SELL SHARES

PRICING FUND SHARES

The trading price of each Fund's shares on the NYSE Arca may differ from the Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

The NYSE Arca intends to disseminate the approximate value of Shares of the Funds every fifteen seconds. The approximate value calculations are based on local market prices as of the applicable time (or local closing prices if a local market has closed) and may not reflect events that occur subsequent to the local market's close. As a result, premiums and discounts between the approximate value and the market price could be affected. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Funds because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

The net asset value per Share for each Fund is determined once daily as of the close of the NYSE, usually 4:00 p.m. Eastern time, each day the NYSE is open for trading. Shares will not be priced on regular or national holidays or other days on which the NYSE is closed. NAV per Share is determined by dividing the value of the Fund's portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Short-term securities for which market quotations are not readily available are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, including restricted securities, are valued by the Investment Adviser by a method that the Investment Adviser believes accurately reflects fair value, pursuant to policies adopted by the Board of Trustees and subject to the ultimate supervision of the Board of Trustees. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or meaningful portion of a Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

                                                                 PROSPECTUS | 27

Securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Funds' net asset value is not calculated and on which the Funds do not effect sales, redemptions and exchanges of their Shares.

CREATION UNITS

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Funds must have entered into an authorized participant agreement with the distributor and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

HOW TO BUY SHARES

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." For those Authorized Participants that are not eligible for trading a Deposit Security, custom orders are available. The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the NYSE Arca. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities. In the case of custom orders, cash-in-lieu may be added to the Cash Component to replace any Deposit Securities that the Authorized Participant may not be eligible to trade.

Orders must be placed in proper form (as described further in the Statement of Additional Information) by or through a participant of The Depository Trust Company ("DTC Participant") that has entered into an agreement with the Trust, the distributor and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP"). All standard orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the distributor in proper form no later than the close of regular trading on the NYSE Arca (ordinarily 4:00 p.m. Eastern time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of certain custom orders, placed at the request of AP, as further described in the Statement of Additional Information, the order must be received by the distributor no later than one hour prior to Closing Time in order to receive that day's closing NAV per Share. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

28 |

The following fixed creation transaction fees per transaction for the Funds (the "Creation Transaction Fee") set forth in the table below are applicable to each transaction regardless of the number of Creation Units purchased in the transaction.


-----------------------------------------------------
                                      FIXED CREATION
                                    TRANSACTION FEES
NAME OF FUND                        (PER TRANSACTION)
-----------------------------------------------------
Guggenheim China Consumer ETF              $[ ]
-----------------------------------------------------
Guggenheim China Infrastructure ETF        $[ ]
-----------------------------------------------------


A variable charge of up to four times the Creation Transaction Fee may be imposed to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of the Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

LEGAL RESTRICTIONS ON TRANSACTIONS IN CERTAIN SECURITIES

An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

REDEMPTION OF SHARES

Shares may be redeemed only in Creation Units at their NAV and only on a day the NYSE Arca is open for business. The Funds' custodian makes available immediately prior to the opening of business each day of the NYSE Arca, through the facilities of the NSCC, the list of the names and the numbers of shares of the Funds' portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Funds, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable,

                                                                 PROSPECTUS | 29
any transfer taxes will be required to be arranged for, by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the NYSE Arca (normally 4:00 p.m. Eastern time) in order to receive that day's closing NAV per Share.

The following fixed redemption transaction fees per transaction for the Funds (the "Redemption Transaction Fee") set forth in the table below are applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction.


------------------------------------------------------
                                     FIXED REDEMPTION
                                     TRANSACTION FEES
NAME OF FUND                         (PER TRANSACTION)
------------------------------------------------------
Guggenheim China Consumer ETF               $[ ]
------------------------------------------------------
Guggenheim China Infrastructure ETF         $[ ]
------------------------------------------------------


A variable charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust to the extent that redemptions are for cash. The Funds reserve the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, a Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

DISTRIBUTIONS

Dividends and Capital Gains. Fund shareholders are entitled to their share of a Fund's income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions."

Each Fund typically earns income dividends from stocks and may earn interest from debt securities. These amounts, net of expenses, are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."

Income dividends, if any, are distributed to shareholders annually. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended. Some portion of each distribution may result in a return of capital. Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which the Shares were purchased makes such option available.

30 |

DISTRIBUTION PLAN AND SERVICE PLAN

The Board of Trustees of the Trust has adopted a distribution and services plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. In addition, no such fees may be paid in the future without further approval by the Board of Trustees, and the Board of Trustees has adopted a resolution that no such fees will be paid for at least 12 months from the date of this Prospectus. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the Financial Industry Regulatory Authority. The net income attributable to the Shares will be reduced by the amount of distribution fees and service fees and other expenses of the Funds.


The Investment Adviser or its affiliates may make payments to broker-dealers, banks or other financial intermediaries (together, "intermediaries") related to marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems, or their making shares of a Fund and certain other Guggenheim funds available to their customers. Such payments, which may be significant to the intermediary, are not made by a Fund. Rather, such payments are made by the Investment Adviser or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Guggenheim funds complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the revenue-sharing payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend a Fund or other Guggenheim funds over another investment. More information regarding these payments is contained in each Fund's SAI. PLEASE CONTACT YOUR SALESPERSON OR OTHER INVESTMENT PROFESSIONAL FOR MORE INFORMATION REGARDING ANY SUCH PAYMENTS HIS OR HER FIRM MAY RECEIVE FROM THE INVESTMENT ADVISER OR ITS AFFILIATES.


PROSPECTUS | 31

FREQUENT PURCHASES AND REDEMPTIONS

The Funds impose no restrictions on the frequency of purchases and redemptions. The Board of Trustees evaluated the risks of market timing activities by the Funds' shareholders when they considered that no restriction or policy was necessary. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its shares at NAV for a basket of securities intended to mirror the Fund's portfolio, plus a small amount of cash, and a Fund's Shares may be purchased and sold on the exchange at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by each Fund's shareholders or (b) any attempts to market time the Fund by its shareholders would result in negative impact to the Fund or its shareholders.

FUND SERVICE PROVIDERS

Guggenheim Funds Investment Advisors, LLC is the administrator of each Fund.

The Bank of New York Mellon is the custodian and fund accounting and transfer agent for each Fund.

Dechert LLP serves as counsel to each Fund.


[ ] serves as the Fund's independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds and perform other audit-related and tax services.


INDEX PROVIDER

AlphaShares is the Index Provider for the Funds. AlphaShares is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with AlphaShares to use the Index. Each Fund is entitled to use its respective Index pursuant to a sub-licensing arrangement with the Investment Adviser.

32 |

DISCLAIMERS

"AlphaShares China Consumer Index" and "AlphaShares China Infrastructure Index" are registered trademarks of AlphaShares, LLC and have been licensed for use by the Investment Adviser. The Funds are not sponsored, endorsed, sold or promoted by AlphaShares and AlphaShares makes no representation regarding the advisability of investing in Shares of the Funds.

Guggenheim China Consumer ETF and Guggenheim China Infrastructure ETF and their Shares are not sponsored, endorsed, sold or promoted by AlphaShares and its affiliates. AlphaShares makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of each Index to track general stock market performance. AlphaShares' only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of AlphaShares and of each Index, which is determined, composed and calculated by AlphaShares without regard to Investment Adviser or the Funds. AlphaShares has no obligation to take the needs of the Investment Adviser or the shareholders of the Funds into consideration in determining, composing or calculating the Index. AlphaShares is not responsible for and has not participated in the determination of the prices of the Shares of the Funds or the timing of the issuance or sale of such Shares or in the determination or calculation of the equation by which the Shares are to be converted into cash. AlphaShares has no obligation or liability in connection with the administration, marketing, or trading of the Funds or their Shares.

The Investment Adviser does not guarantee the accuracy and/or the completeness of each Index or any data included therein.

                                                                 PROSPECTUS | 33

FEDERAL INCOME TAXATION

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

o    The Fund makes distributions,

o    You sell your Shares listed on the NYSE Arca, and

o    You purchase or redeem Creation Units.

TAXES ON DISTRIBUTIONS

Dividends from net investment income, if any, are declared and paid annually. Long-term capital gains, if any, will be paid annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.


Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2013. In addition, for these taxable years some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that the holding period and other requirements are met by the Fund and the shareholder. Thereafter, without further Congressional action, the maximum rate of long-term capital gain will return to 20% in 2013, and all dividends will be taxed at ordinary income rates.


Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.


Dividends and interest received by a Fund and capital gains may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Since more than 50% of any Fund's total assets at the end of its taxable year will consist of foreign stock or securities, each Fund intends to elect to "pass through" to its investors certain foreign income taxes paid by the Fund, with the result that each investor will (i) include in gross income, as an additional dividend, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal tax), subject to certain limitations, the investor's pro rata share of the Fund's foreign income taxes.


34 |

If you are not a citizen or permanent resident of the United States, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences discussed above.

By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rate for an individual is currently 28%.

TAXES ON EXCHANGE-LISTED SHARES SALES

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited. Capital loss realized on the sale or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

An authorized purchaser who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

                                                                 PROSPECTUS | 35

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold Shares.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.

TAX-ADVANTAGED PRODUCT STRUCTURE

Unlike interests in many conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing net asset values. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the Funds' portfolios that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because the mutual fund may need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the Funds or their ongoing shareholders.

36 |

OTHER INFORMATION

For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with a Fund.

FINANCIAL HIGHLIGHTS

Because the Shares of the Funds are newly offered, there is no financial information available for the Shares as of the date of this prospectus.

                                                                 PROSPECTUS | 37

For More Information

Existing Shareholders or Prospective Investors

o    Call your broker
o    www.guggenheimfunds.com

DEALERS
o    www.guggenheimfunds.com
o    Distributor Telephone: (800) 345-7999


INVESTMENT ADVISER
Guggenheim Funds Investment Advisors, LLC
2455 Corporate West Drive
Lisle, Illinois 60532

DISTRIBUTOR
Guggenheim Funds Distributors, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532

CUSTODIAN
The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, New York 10286


LEGAL COUNSEL
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
[ ]

A Statement of Additional Information dated December 31, 2010, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.


You will find additional information about each Fund in its annual and semi-annual reports to shareholders, when available. The annual report will explain the market conditions and investment strategies affecting each Fund's performance during its last fiscal year.

You can ask questions or obtain a free copy of the Funds' shareholder reports or the Statement of Additional Information by calling 1-800-345-7999. Free copies of the Funds' shareholder reports and the Statement of Additional Information are available from our website at www.guggenheimfunds.com.

Information about the Funds, including their reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC's Public Reference Room in Washington, DC or on the EDGAR database on the SEC's internet site (http://www.sec.gov). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-5850. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

PROSPECTUS

Distributor
Guggenheim Funds Distributors, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532


December 31, 2010


Investment Company Act File No. 811-21910.






(Guggenheim Logo)

GUGGENHEIM

               PROSPECTUS

               Guggenheim Airline ETF
               NYSE Arca Ticker Symbol: FAA

               Guggenheim China All-Cap ETF
               NYSE Arca Ticker Symbol: YAO

               Guggenheim China Technology ETF
               NYSE Arca Ticker Symbol: CQQQ

               Guggenheim EW Euro-Pacific LDRs ETF
               NYSE Arca Ticker Symbol: EEN


               Guggenheim S&P Global Water Index ETF
               NYSE Arca Ticker Symbol: CGW


               Guggenheim Solar ETF
               NYSE Arca Ticker Symbol: TAN

ETF            (LOGO) EXCHANGE-TRADED FUNDS


               December 31, 2010


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


                                                                          PAGE

Summary Information                                                         3
   Guggenheim Airline ETF                                                   3
   Guggenheim China All-Cap ETF                                             9
   Guggenheim China Technology ETF                                         15
   Guggenheim EW Euro-Pacific LDRs ETF                                     22
   Guggenheim S&P Global Water Index ETF                                   29
   Guggenheim Solar ETF                                                    36
Additional Information About the Fund's Principal Investment Strategies
   and Principal Investment Risks                                          44
Non-Principal Investment Strategies                                        53
Non-Principal Risk Considerations                                          54
Disclosure of Portfolio Holdings                                           54
Investment Management Services                                             55
Purchase and Redemption of Shares                                          58
How to Buy and Sell Shares                                                 61
Frequent Purchases and Redemptions                                         66
Fund Service Providers                                                     66
Index Providers                                                            67
Disclaimers                                                                68
Federal Income Taxation                                                    71
Tax-Advantaged Product Structure                                           73
Other Information                                                          73
Financial Highlights                                                       73


2 |

Summary Information

Guggenheim Airline ETF (FAA)

Investment Objective
The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the NYSE Arca Global Airline Index (the "Airline Index" or the "Index").

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.


ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------
Management fees                                                           0.50%
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees(1)                                     -%
-------------------------------------------------------------------------------
Other expenses                                                            0.63%
-------------------------------------------------------------------------------
Total annual Fund operating expenses                                      1.13%
-------------------------------------------------------------------------------
Expense reimbursements(2)                                                 0.38%
-------------------------------------------------------------------------------
Total annual Fund operating expenses after expense reimbursements         0.75%
-------------------------------------------------------------------------------


(1) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fees will be paid for at least 12 months from the date of this Prospectus.


(2) The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.65% of average net assets per year (the "Expense Cap"), at least until December 31, 2013, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund expenses reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap. To the extent the Fund incurs expenses that are excluded from the Expense Cap, the Fund's expense ratio will increase.

                                                                  PROSPECTUS | 3

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you may pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


ONE YEAR               THREE YEARS             FIVE YEARS              TEN YEARS
--------------------------------------------------------------------------------
$76                    $293                    $616                      $1,532
--------------------------------------------------------------------------------


Portfolio Turnover


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended August 31, 2010, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.


Principal Investment Strategies


The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before the Fund's fees and expenses, the performance of the Airline Index (Index Ticker: AXGAL). The Airline Index is a modified equal-dollar weighted Index designed to measure the performance of highly capitalized and liquid U.S. and international passenger airline companies identified as being in the airline industry, as defined below, and listed on developed and emerging global market exchanges. The Fund's Index Provider, Archipelago Holdings Inc. ("Arca" or the "Index Provider"), an affiliate of NYSE Euronext, Inc., defines "developed markets" as countries with western-style legal systems, transparent financial rules for financial reporting and sophisticated, liquid and accessible stock exchanges with readily-exchangeable currencies. The Index will include equity securities of companies of all capitalizations, as defined by the Index Provider. The Index methodology is published at www.nyse.com. The Fund will invest at least 80% of its total assets in common stock, American depositary receipts ("ADRs") and global depositary receipts ("GDRs") that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs and GDRs included in the Index). The depositary receipts included in the Index may be sponsored or unsponsored. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Index under the following limited circumstances: (a)


4 |
when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security's corresponding depositary receipt is traded.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Prior to September 24, 2010, the Fund's name was the "Claymore/NYSE Arca Airline ETF."

Principal Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. Equity risk is the risk that the value of the equity securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

                                                                  PROSPECTUS | 5

Airline Industry Risk. Companies in the airline industry may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel. Due to the discretionary nature of business and leisure travel spending, airline industry revenues are heavily influenced by the condition of the U.S. economy and economies in other regions of the world. Airline companies may also be significantly affected by changes in fuel prices, which may be very volatile. Due to the competitive nature of the airline industry, airline companies may not be able to pass on increased fuel prices to customers by increasing fares. The airline industry may also be significantly affected by changes in labor relations and insurance costs. The trend in the United States has been to deregulate the transportation industry, which could have a favorable long-term effect, but future government decisions could adversely affect companies in the airline industry.


Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund's assets that are denominated in a foreign Currency. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt.


Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

6 |

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.


Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.


Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.


THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND HAS NOT BEEN GUARANTEED, SPONSORED, RECOMMENDED, OR APPROVED BY THE UNITED STATES, OR ANY AGENCY, INSTRUMENTALITY OR OFFICER OF THE UNITED STATES, HAS NOT BEEN INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) AND IS NOT GUARANTEED BY AND IS NOT OTHERWISE AN OBLIGATION OF ANY BANK OR INSURED DEPOSITORY INSTITUTION.


Fund Performance

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.


Management

INVESTMENT ADVISER. Guggenheim Funds Investment Advisors, LLC
(formerly known as Claymore Advisors, LLC).

PORTFOLIO MANAGERS. The portfolio managers who are currently responsible for the day-to-day management of the Fund's portfolio are Chuck Craig, CFA, and Saroj Kanuri, CFA. Mr.


                                                                  PROSPECTUS | 7

Craig, Managing Director, Portfolio Management and Supervision, has managed the Fund's portfolio since its inception, and Mr. Kanuri, Vice President, ETF Portfolio Management, has managed the Fund's portfolio since May 2010.



Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only in a large specified number of Shares called a "Creation Unit" or multiples thereof. A Creation Unit consists of 50,000 Shares. The Fund generally issues and redeems Creation Units principally in-kind. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on NYSE Arca, Inc. ("NYSE Arca") and because Shares trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.



Tax Information

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.



Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Investment Adviser or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.


8 |

Guggenheim China All-Cap ETF (YAO)

Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the AlphaShares China All Cap Index (the "China Index" or the "Index").

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.


ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------
Management fees (comprehensive management fee)                            0.70%
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees(1)                                    --%
-------------------------------------------------------------------------------
Other expenses                                                            0.00%
-------------------------------------------------------------------------------
Total annual Fund operating expenses                                      0.70%
-------------------------------------------------------------------------------


(1) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fees will be paid for at least 12 months from the date of this Prospectus.


Example


The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you may pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


ONE YEAR        THREE YEARS                  FIVE YEARS           TEN YEARS
---------------------------------------------------------------------------
$72             $278                         $50                  $1,144
---------------------------------------------------------------------------


Portfolio Turnover


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the period October 19, 2009 (the Fund's commencement of


                                                                  PROSPECTUS | 9
operations) through August 31, 2010, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.


Principal Investment Strategies


The Fund, using a low-cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the China Index (Index Ticker: ACNAC). The Index is designed to measure and monitor the performance of the investable universe of publicly-traded companies based in mainland China. The Index was created by AlphaShares, LLC ("AlphaShares" or the "Index Provider") and is maintained by Standard & Poor's (the "Index Administrator"). The Index methodology is published at www.alphashares.com. The Index includes equity securities of companies of all categories of market capitalizations, as defined by AlphaShares (subject to the minimum capitalization requirements set forth below under "Index Construction"). The Fund will invest at least 80% of its total assets in common stock, American depositary receipts ("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs") and international depositary receipts ("IDRs") that comprise the Index and depositary receipts or shares representing common stocks included in the Index (or underlying securities representing ADRs, ADSs, GDRs and IDRs included in the Index). The depositary receipts included in the Index may be sponsored or unsponsored. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Index may include Hong Kong listed securities, including China H-shares and Red Chips. China H-shares are issued by companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip shares are issued by companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. The Index may also include N-Shares, which are issued by companies based in mainland China and listed on the NYSE Arca, Inc. ("NYSE Arca") or NASDAQ Stock Market ("NASDAQ"). The Index will not include China A-Shares (which are subject to substantial restrictions on foreign investment) or China B-Shares (which offer a generally smaller market and limited liquidity), each of which trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security's corresponding depositary receipt is traded.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of

10 |
the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Prior to September 24, 2010, the Fund's name was the "Claymore/AlphaShares China All-Cap ETF."

Principal Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. Equity risk is the risk that the value of the equity securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.


Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund's assets that are denominated in a foreign currency. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt.


                                                                 PROSPECTUS | 11

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

China Investment Risk. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies.

From time to time, certain of the companies comprising the Index that are located in China may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations which could negatively affect the company's performance, and/or could suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified by the U.S. government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, the Fund is indirectly subject to those risks.


Limited Exposure Risk. China A-Shares and China B-Shares are not eligible for inclusion in the Index, even if they would otherwise qualify under the other criteria set forth under "Index Construction." China A-Shares are subject to substantial restrictions on foreign investment, while the China B-Share market generally is smaller and offers less liquidity than the categories of securities which may be included in the Index. However, by excluding such shares from the Index, the exposure provided by the Index (and thus the Fund) to the Chinese presence in the sector may be more limited than would be the case if the Index included China A-Shares or China B-Shares.


12|

Small and Medium-Size Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Micro-Cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.


Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.


Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. Even though no single security weight may exceed 5.0% of the Index at the time of each annual rebalance, changes in the market value of the Index's constituent securities may result in the Fund being invested in the securities of individual issuers (and making additional such investments in the case of creations of additional Creation Units) in greater proportions. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.


THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND HAS NOT BEEN GUARANTEED, SPONSORED, RECOMMENDED, OR APPROVED BY THE UNITED

                                                                 PROSPECTUS | 13

STATES, OR ANY AGENCY, INSTRUMENTALITY OR OFFICER OF THE UNITED STATES, HAS NOT BEEN INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) AND IS NOT GUARANTEED BY AND IS NOT OTHERWISE AN OBLIGATION OF ANY BANK OR INSURED DEPOSITORY INSTITUTION.


Fund Performance

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

Management

INVESTMENT ADVISER. Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC).

PORTFOLIO MANAGERS. The portfolio managers who are currently responsible for the day-to-day management of the Fund's portfolio are Chuck Craig, CFA, and Saroj Kanuri, CFA. Mr. Craig, Managing Director, Portfolio Management and Supervision, has managed the Fund's portfolio since its inception, and Mr. Kanuri, Vice President, ETF Portfolio Management, has managed the Fund's portfolio since May 2010.

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only in a large specified number of Shares called a "Creation Unit" or multiples thereof. A Creation Unit consists of 100,000 Shares. The Fund generally issues and redeems Creation Units principally in-kind. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on NYSE Arca, Inc. ("NYSE Arca") and because Shares trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.


Tax Information

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.



Payments to Broker-Dealers and Other
Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Investment Adviser or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.


14 |

Guggenheim China Technology
ETF (CQQQ)

Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the AlphaShares China Technology Index (the "Index").

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares may be subject to costs (including customary brokerage commissions) charged by their broker.


ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment).
-------------------------------------------------------------------------------
Management fees (comprehensive management fee)                            0.70%
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees(1)                                    --%
-------------------------------------------------------------------------------
Other expenses                                                            0.00%
-------------------------------------------------------------------------------
Total annual Fund operating expenses                                      0.70%
-------------------------------------------------------------------------------


(1) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fees will be paid for at least 12 months from the date of this Prospectus.


Example


The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you may pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


ONE YEAR          THREE YEARS                  FIVE YEARS         TEN YEARS
---------------------------------------------------------------------------
$72               $278                         $501               $1,144
---------------------------------------------------------------------------


                                                                 PROSPECTUS | 15

Portfolio Turnover


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the period December 8, 2009 (the Fund's commencement of operations) through August 31, 2010, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.


Principal Investment Strategies


The Fund, using a low-cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the AlphaShares China Technology Index (Index Ticker: ACNIT). The Index is designed to measure and monitor the performance of the universe of publicly-traded companies which are based in mainland China, Hong Kong or Macau (based on the criteria set forth below under "Index Construction"), are in the Information Technology Sector, as defined by Standard & Poor's Global Industry Classification Standard ("GICS") and are open to foreign investment. The Index was created by AlphaShares, LLC ("AlphaShares" or the "Index Provider") and is maintained by Standard & Poor's (the "Index Administrator"). The Index methodology is published at www.alphashares.com. The Index includes equity securities of companies of all categories of market capitalizations, as defined by AlphaShares (subject to the minimum capitalization requirements set forth below under "Index Construction").


The Index may include Hong Kong listed securities, including China H-shares and Red Chips. China H-shares are issued by companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip shares are issued by companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. The Index may also include N-Shares, which are issued by companies based in mainland China and listed on the NYSE Arca, Inc. ("NYSE Arca") or NASDAQ Stock Market ("NASDAQ"). The Index will not include China A-Shares (which are subject to substantial restrictions on foreign investment) or China B-Shares (which offer a generally smaller market and limited liquidity), each of which trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange.


The Fund will invest at least 80% of its total assets in common stock, American depositary receipts ("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs") and international depositary receipts ("IDRs") that comprise the Index and depositary receipts or shares representing common stocks included in the Index (or underlying securities representing ADRs, ADSs, GDRs and IDRs included in the Index). The depositary receipts included in the Index may be sponsored or unsponsored. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly


16 |
different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security's corresponding depositary receipt is traded.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Prior to September 24, 2010, the Fund's name was the "Claymore China Technology ETF."

Principal Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. Equity risk is the risk that the value of the equity securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

China Investment Risk. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement,

                                                                 PROSPECTUS | 17
wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies.

From time to time, certain of the companies comprising the Index that are located in China may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations which could negatively affect the company's performance, and/or could suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified by the U.S. government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, the Fund is indirectly subject to those risks.


Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund's assets that are denominated in a foreign currency. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt.


Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign

18 |
ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Technology Sector Risk. Competitive pressures may have a significant effect on the financial condition of companies in the technology sector. Also, many of the products and services offered by technology companies are subject to the risks of short product cycles and rapid obsolescence. Companies in the technology sector also may be subject to competition from new market entrants. Such companies also may be subject to risks relating to research and development costs and the availability and price of components. As product cycles shorten and manufacturing capacity increases, these companies could become increasingly subject to aggressive pricing, which hampers profitability. Other risks include those related to regulatory changes, such as the possible adverse effects on profits of recent increased competition among telecommunications companies and the uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

Limited Exposure Risk. China A-Shares and China B-Shares are not eligible for inclusion in the Index, even if they would otherwise qualify under the other criteria set forth under "Index Construction." China A-Shares are subject to substantial restrictions on foreign investment, while the China B-Share market generally is smaller and offers less liquidity than the categories of securities which may be included in the Index. However, by excluding such shares from the Index, the exposure provided by the Index (and thus the Fund) to the Chinese presence in the sector may be more limited than would be the case if the Index included China A-Shares or China B-Shares.

Small and Medium-Size Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Micro-Cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to

                                                                  PROSPECTUS |19
the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.


Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.


Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.


THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND HAS NOT BEEN GUARANTEED, SPONSORED, RECOMMENDED, OR APPROVED BY THE UNITED STATES, OR ANY AGENCY, INSTRUMENTALITY OR OFFICER OF THE UNITED STATES, HAS NOT BEEN INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) AND IS NOT GUARANTEED BY AND IS NOT OTHERWISE AN OBLIGATION OF ANY BANK OR INSURED DEPOSITORY INSTITUTION.


Fund Performance

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

Management

INVESTMENT ADVISER. Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC).

PORTFOLIO MANAGERS. The portfolio managers who are currently responsible for the day-to-day management of the Fund's portfolio are Chuck Craig, CFA, and Saroj Kanuri, CFA. Mr. Craig, Managing Director, Portfolio Management and Supervision, has managed the Fund's

20 |
portfolio since its inception, and Mr. Kanuri, Vice President, ETF Portfolio Management, has managed the Fund's portfolio since May 2010.

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only in a large specified number of Shares called a "Creation Unit" or multiples thereof. A Creation Unit consists of 50,000 Shares. The Fund generally issues and redeems Creation Units principally in-kind. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on NYSE Arca and because Shares trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.


Tax Information

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.



Payments to Broker-Dealers and Other
Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Investment Adviser or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.


                                                                 PROSPECTUS | 21

Guggenheim EW Euro-Pacific
LDRs ETF (EEN)

Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called The BNY Mellon Euro-Pacific Select ADR Index (the "Euro-Pacific Index" or the "Index").

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.


ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
--------------------------------------------------------------------------------
Management fees (comprehensive management fee)                             0.35%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees(1)                                     --%
--------------------------------------------------------------------------------
Other expenses                                                             0.00%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       0.35%
--------------------------------------------------------------------------------


(1) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fees will be paid for at least 12 months from the date of this Prospectus.


Example


The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you may pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


ONE YEAR           THREE YEARS                  FIVE YEARS           TEN YEARS
------------------------------------------------------------------------------
$36                $167                         $310                 $726
------------------------------------------------------------------------------


22 |

Portfolio Turnover


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended August 31, 2010, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.


Principal Investment Strategies


The Guggenheim EW ("equal-weighted") Euro-Pacific LDRs ("Leaders") ETF, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the Euro-Pacific Index (Index Ticker: BKEPAT). The Euro-Pacific Index is comprised of American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), New York Shares and Global Registered Shares traded on the New York Stock Exchange ("NYSE"), Nasdaq Stock Market ("NASDAQ") and the NYSE Alternext US Exchange. Index constituents are selected, based on liquidity, from a universe of all U.S.-listed ADRs, GDRs, New York Shares and Global Registered Shares of developed countries in Europe and Asia-Pacific, as determined by BNY Mellon (the "Index Provider"). BNY Mellon generally follows the World Bank's classification as low-income, middle-income, or high-income in determining which markets qualify as developed markets. Developed markets are those markets classified as high-income, with some high income countries excluded due to the nature of their stock market. As of November 30, 2010 the Euro-Pacific Index consisted of 110 securities ranging in capitalization from $248 million to $178 billion, which includes small-, mid-, and large-capitalization stocks as defined by the Index Provider. The Index is weighted based on an equal-weighted methodology whereby each constituent receives an equal weight at each rebalance. The Index methodology is published at www.bnymellondrindex.com. The Fund will invest at least 80% of its total assets in ADRs, GDRs, New York Shares and Global Registered Shares that comprise the Index and underlying securities representing ADRs, GDRs, New York Shares and Global Registered Shares that comprise the Index. The depositary receipts that comprise the Index may be sponsored or unsponsored. The Fund will also invest at least 80% of its total assets in securities of issuers from Europe and Asia-Pacific countries. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by the ADRs, GDRs, New York Shares or Global Registered Shares comprising the Index under the following limited circumstances: (a) when market conditions result in the underlying stock providing more liquidity than the ADR, GDR, New York Share or Global Registered Share; (b) when an ADR, GDR, New York Share or Global Registered Share is trading at a significantly different price than its underlying stock; or (c) the timing of trade execution is improved due to the local market in which an underlying stock is traded being open at different times than the market in which the stock's corresponding ADR, GDR, New York Share or Global Registered Share is traded.


                                                                 PROSPECTUS | 23

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Prior to September 24, 2010, the Fund's name was the "Claymore/BNY Mellon EW Euro- Pacific LDRs ETF."

Principal Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. Equity risk is the risk that the value of the equity securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the

24 |

United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund's assets that are denominated in a foreign currency. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt.

As of the date of this prospectus, a significant percentage of the Index is comprised of securities of companies from the United Kingdom and Japan. To the extent that the Index is focused on securities of any one country, including the United Kingdom or Japan, the value of the Index will be especially affected by adverse developments in such country, including the risks described above.


Small and Medium-Sized Company Risk. Investing in securities of small- and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.


Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.


Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.


                                                                 PROSPECTUS | 25

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND HAS NOT BEEN GUARANTEED, SPONSORED, RECOMMENDED, OR APPROVED BY THE UNITED STATES, OR ANY AGENCY, INSTRUMENTALITY OR OFFICER OF THE UNITED STATES, HAS NOT BEEN INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) AND IS NOT GUARANTEED BY AND IS NOT OTHERWISE AN OBLIGATION OF ANY BANK OR INSURED DEPOSITORY INSTITUTION.


Fund Performance

The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at www.guggenheimfunds.com.


CALENDAR YEAR TOTAL RETURN AS OF 12/31
-------------------------------------------------------------------------
2008                                                              -43.96%

2009                                                               36.26%


The Fund commenced operations on March 1, 2007. The Fund's year-to-date total return was 3.84% as of September 30, 2010.

During the periods shown in the chart above, the Fund's highest and lowest calendar quarter returns were 29.41% and -21.87%, respectively, for the quarters ended June 30, 2009 and September 30, 2008.


All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

26 |

                                                                         SINCE
AVERAGE ANNUAL TOTAL RETURNS FOR THE                                 INCEPTION
PERIOD ENDED DECEMBER 31, 2009                        1 YEAR          (3/1/07)
------------------------------------------------------------------------------
Returns Before Taxes                                   32.26%           -7.11%
Returns After Taxes on Distributions                   35.74%           -8.10%
Returns After Taxes on Distributions and
   Sale of Fund Shares                                 23.57%           -6.53%
The BNY Mellon Euro-Pacific Select ADR Index(1)
   (reflects no deduction for fees, expenses or taxes)   N/A(2)           N/A(2)
MSCI EAFE Index (reflects no deductionfor fees,
   expenses or taxes)                                  31.77%           -6.86%
------------------------------------------------------------------------------

(1) Prior to March 31, 2009, the Fund's underlying index was the Robeco Developed International Equity Index. Returns for this index are not shown because the index ceased publication on March 31, 2009.

(2) Returns for The BNY Mellon Euro-Pacific Select ADR Index are not shown for the periods covering the one year ended December 31, 2009 and since the Fund's inception on March 1, 2007, because the Index commenced publication on January 20, 2009.


Management

INVESTMENT ADVISER. Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC).

PORTFOLIO MANAGERS. The portfolio managers who are currently responsible for the day-to-day management of the Fund's portfolio are Chuck Craig, CFA, and Saroj Kanuri, CFA. Mr. Craig, Managing Director, Portfolio Management and Supervision, has managed the Fund's portfolio since its inception, and Mr. Kanuri, Vice President, ETF Portfolio Management, has managed the Fund's portfolio since May 2010.

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only in a large specified number of Shares called a "Creation Unit" or multiples thereof. A Creation Unit consists of 50,000 Shares. The Fund generally issues and redeems Creation Units principally in-kind. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on NYSE Arca, Inc. ("NYSE Arca") and because Shares trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

Tax Information

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

                                                                 PROSPECTUS | 27

Payments to Broker-Dealers and Other
Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Investment Adviser or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.


28 |

Guggenheim S&P Global Water Index
ETF (CGW)

Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the S&P Global Water Index (the "Water Index" or "Index").

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.


ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
------------------------------------------------------------------------------
Management fees                                                          0.50%
------------------------------------------------------------------------------
Distribution and service (12b-1) fees(1)                                   --%
------------------------------------------------------------------------------
Other expenses                                                           0.27%
------------------------------------------------------------------------------
Total annual Fund operating expenses                                     0.77%
------------------------------------------------------------------------------
Expense reimbursements(2)                                                0.07%
------------------------------------------------------------------------------
Total annual Fund operating expenses after expense reimbursements        0.70%
------------------------------------------------------------------------------


(1) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fees will be paid for at least 12 months from the date of this Prospectus.


(2) The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.65% of average net assets per year (the "Expense Cap"), at least until December 31, 2013, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund expenses reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap. To the extent the Fund incurs expenses that are excluded from the Expense Cap, the Fund's expense ratio will increase.



Example


The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses

                                                                 PROSPECTUS | 29
remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


ONE YEAR                THREE YEARS              FIVE YEARS          TEN YEARS
------------------------------------------------------------------------------
$72                     $278                     $517                   $1,205
------------------------------------------------------------------------------


Portfolio Turnover


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended August 31, 2010, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.


Principal Investment Strategies


The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the S&P Global Water Index (Index Ticker: SPGTAQUA). The Index is comprised of approximately 50 equity securities selected, based on investment and other criteria, from a universe of companies listed on global developed market exchanges. Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") generally defines "developed markets" as the capital markets of those countries with high levels of per capita income and strict market regulation resulting in greater transparency. Specifically, all or any subset of the following countries/regions are currently considered to be developed markets -- Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the U.S. The universe of companies includes all companies classified by Standard & Poor's Global Industry Classifications as being associated (in a manner representing a major component of such companies' business) with the global demand for water, including water utilities, infrastructure, equipment, instruments and materials. Capitalizations of securities in the Index must be at least $250 million at the time of each reconstitution, which includes small-, mid-, and large-capitalization securities as defined by S&P. The companies in the universe are selected using criteria as identified by S&P. The Index methodology is published at www.standardandpoors.com/indices/main/en/us/. The Fund will invest at least 90% of its total assets in common stock and American depositary receipts ("ADRs") that comprise the Index depositary receipts representing common stocks included in the Index (or and underlying securities representing ADRs included in the Index). The depositary receipts included in the Index may be sponsored or unsponsored. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by the depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly


30 |
different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security's corresponding depositary receipt is traded.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Prior to September 24, 2010, the Fund's name was the "Claymore S&P Global Water Index ETF."

Principal Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. Equity risk is the risk that the value of the equity securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

                                                                 PROSPECTUS | 31

Risk of Concentrating in the Water Industry. There are risks of concentrating in the water industry. Adverse developments in the water industry may significantly affect the value of the securities held by the Fund. Companies involved in the water industry are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation.

Industrial Products Sector Risk. The stock prices of companies in the industrial sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions may affect the performance of companies in the industrial sector. Companies in the industrial sector may be at risk for environmental damage and product liability claims.

Utilities Sector Risk. The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund's assets that are denominated in a foreign currency. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered

32 |
depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt.


Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.


Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.


Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.


THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND HAS NOT BEEN GUARANTEED, SPONSORED, RECOMMENDED, OR APPROVED BY THE UNITED STATES, OR ANY AGENCY, INSTRUMENTALITY OR OFFICER OF THE UNITED STATES, HAS NOT BEEN INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) AND IS NOT GUARANTEED BY AND IS NOT OTHERWISE AN OBLIGATION OF ANY BANK OR INSURED DEPOSITORY INSTITUTION.


                                                                 PROSPECTUS | 33

Fund Performance

The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at www.guggenheimfunds.com.

CALENDAR YEAR TOTAL RETURN AS OF 12/31
-------------------------------------------------------------------------------
2008                                                                   -39.77%

2009                                                                    31.43%


The Fund commenced operations on May 14, 2007. The Fund's year-to-date total return was 1.36% as of September 30, 2010.

During the periods represented in the chart above, the Fund's highest and lowest calendar quarter returns were 28.83% and -22.60%, respectively, for the quarters ended June 30, 2009 and December 12, 2008.


All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.


                                                                          SINCE
AVERAGE ANNUAL TOTAL RETURNS FOR THE                                  INCEPTION
PERIOD ENDED DECEMBER 31, 2009                        1 YEAR          (5/14/07)
-------------------------------------------------------------------------------
Returns Before Taxes                                  31.43%             -7.25%
Returns After Taxes on Distributions                  30.93%             -8.43%
Returns After Taxes on Distributions
   and Sale of Fund Shares                            20.43%             -6.82%
S&P Global Water Index (reflects no deduction
   for fees, expenses or taxes)                       32.67%             -5.92%
MSCI World Index (reflects no deduction
   for fees, expenses or taxes)                       29.99%             -9.16%
-------------------------------------------------------------------------------


Management

INVESTMENT ADVISER. Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC).

34 |

PORTFOLIO MANAGERS. The portfolio managers who are currently responsible for the day-to-day management of the Fund's portfolio are Chuck Craig, CFA, and Saroj Kanuri, CFA. Mr. Craig, Managing Director, Portfolio Management and Supervision, has managed the Fund's portfolio since its inception, and Mr. Kanuri, Vice President, ETF Portfolio Management, has managed the Fund's portfolio since May 2010.

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only in a large specified number of Shares called a "Creation Unit" or multiples thereof. A Creation Unit consists of 80,000 Shares. The Fund generally issues and redeems Creation Units principally in-kind. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on NYSE Arca, Inc. ("NYSE Arca") and because Shares trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

Tax Information

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.


Payments to Broker-Dealers and Other
Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Investment Adviser or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.


                                                                 PROSPECTUS | 35

Guggenheim Solar ETF (TAN)

Investment Objective


The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the MAC Global Solar Energy Index (the "Index").


Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.


ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
--------------------------------------------------------------------------------
Management Fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees(1)                                     --%
--------------------------------------------------------------------------------
Other expenses                                                             0.38%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       0.88%
--------------------------------------------------------------------------------
Expense reimbursements(2)                                                  0.22%
--------------------------------------------------------------------------------
Total annual Fund operating expenses after expense reimbursements          0.66%
--------------------------------------------------------------------------------


(1) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fees will be paid for at least 12 months from the date of this Prospectus.


(2) The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.65% of average net assets per year (the "Expense Cap"), at least until December 31, 2013, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund expenses reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap. To the extent the Fund incurs expenses that are excluded from the Expense Cap, the Fund's expense ratio will increase.


Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you may pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses

36 |
remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


ONE YEAR               THREE YEARS             FIVE YEARS           TEN YEARS
-----------------------------------------------------------------------------
$67                    $264                    $529                    $1,288
-----------------------------------------------------------------------------


Portfolio Turnover


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended August 31, 2010, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.


Principal Investment Strategies


The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before the Fund's fees and expenses, the performance of the MAC Global Solar Energy Index (Index Ticker: SUNIDX). The Index is currently comprised of approximately 33 securities selected based on the relative importance of solar power within the company's business model, as determined by MAC Indexing LLC ("MAC" or the "Index Provider"). As of November 30, 2010, the market capitalizations of securities included in the Index range from approximately $51 million to approximately $11 billion. The Index is designed to track companies within the following business segments of the solar energy industry: companies that produce solar power equipment and products for end-users, companies that produce fabrication products (such as the equipment used by solar cell and module producers to manufacture solar power equipment) or services (such as companies specializing in the solar cell manufacturing or the provision of consulting services to solar cell and module producers) for solar power equipment producers, companies that supply raw materials or components to solar power equipment producers or integrators; companies that derive a significant portion of their business (measured in the manner set forth below under "Index Methodology") from solar power system sales, distribution, installation, integration or financing; and companies that specialize in selling electricity derived from solar power. The Index methodology is published at www.macsolarindex.com/. The Index is generally comprised of equity securities, including American depositary receipts ("ADRs") and global depositary receipts ("GDRs"), traded in developed markets. The depositary receipts included in the Index may be sponsored or unsponsored. The Index Provider currently defines developed markets as the following countries - Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. While the equity securities comprising the Index are traded in developed markets, the issuers of such securities may be located in emerging markets. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.


                                                                 PROSPECTUS | 37

The Fund will invest at least 90% of its total assets in common stock, ADRs and GDRs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs and GDRs included in the Index). The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security's corresponding depositary receipt is traded.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Prior to September 24, 2010, the Fund's name was the "Claymore/MAC Global Solar Energy Index ETF."

Principal Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. Equity risk is the risk that the value of the equity securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition,

38 |
common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Solar Energy Industry Risk. Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy may decline. The alternative energy industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. This industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. The solar energy industry has experienced an industry-wide shortage of polysilicon, which may place constraints on the revenue growth of solar energy companies and decrease such companies' productivity. Solar energy companies may not be able to secure an adequate and cost-effective supply of solar wafers, cells or reclaimable silicon. If government subsidies and economic incentives for solar power are reduced or eliminated, the demand for solar energy may decline and cause corresponding declines in the revenues and profits of solar energy companies. Existing regulations and policies, and changes to such regulations and policies, may present technical, regulatory and economic barriers to the purchase and use of solar power products, thus reducing demand for such products. If solar power technology is not suitable for widespread adoption, or sufficient demand for solar power products does not develop or takes long periods of time to develop, the revenues of solar power companies may decline.


Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund's assets that are denominated in a foreign currency. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt.


                                                                 PROSPECTUS | 39

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Small or Medium-Sized Company Risk. Investing in securities of small or medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Micro-cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.


Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.


Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

40 |

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. Even though no single security weight may exceed 4.5% of the Index at the time of each quarterly rebalance, changes in the market value of the Index's constituent securities may result in the Fund being invested in the securities of individual issuers (and making additional such investments in the case of creations of additional Creation Units) in greater proportions. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.


THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND HAS NOT BEEN GUARANTEED, SPONSORED, RECOMMENDED, OR APPROVED BY THE UNITED STATES, OR ANY AGENCY, INSTRUMENTALITY OR OFFICER OF THE UNITED STATES, HAS NOT BEEN INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) AND IS NOT GUARANTEED BY AND IS NOT OTHERWISE AN OBLIGATION OF ANY BANK OR INSURED DEPOSITORY INSTITUTION.


Fund Performance

The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at www.guggenheimfunds.com.

CALENDAR YEAR TOTAL RETURN AS OF 12/31
-------------------------------------------------------
2009                                             21.30%


The Fund commenced operations on April 15, 2008. The Fund's year-to-date total return was -15.90% as of September 30, 2010.

During the periods shown in the chart above, the Fund's highest and lowest calendar quarter returns were 38.89% and -19.05%, respectively, for the quarters ended June 30, 2009 and March 31, 2009.


                                                                  PROSPECTUS |41

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.


                                                                          SINCE
AVERAGE ANNUAL TOTAL RETURNS FOR THE                                  INCEPTION
PERIOD ENDED DECEMBER 31, 2009                              1 YEAR    (4/15/08)
--------------------------------------------------------------------------------
Return Before Taxes                                         21.30%      -40.72%
Returns After Taxes on Distributions                        21.30%      -40.74%
Returns After Taxes on Distributions and Sale of Fund
   Shares                                                   13.85%      -33.52%
MAC Global Solar Energy Index (reflects no deduction
   for fees, expenses or taxes)                             22.38%      -39.27%
MSCI World Index (reflects no deduction for fees,
   expenses or taxes)                                       29.99%       -9.75%
--------------------------------------------------------------------------------


Management

INVESTMENT ADVISER. Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC).

PORTFOLIO MANAGERS. The portfolio managers who are currently responsible for the day-to-day management of the Fund's portfolio are Chuck Craig, CFA, and Saroj Kanuri, CFA. Mr. Craig, Managing Director, Portfolio Management and Supervision, has managed the Fund's portfolio since its inception, and Mr. Kanuri, Vice President, ETF Portfolio Management, has managed the Fund's portfolio since May 2010.

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only in a large specified number of Shares called a "Creation Unit" or multiples thereof. A Creation Unit consists of 80,000 Shares. The Fund generally issues and redeems Creation Units principally in-kind. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on NYSE Arca, Inc. ("NYSE Arca") and because Shares trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.


Tax Information

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.


42 |

Payments to Broker-Dealers and Other
Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Investment Adviser or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.


                                                                 PROSPECTUS | 43

Additional Information About the Funds'


Principal Investment Strategies and
Principal Investment Risks


Investment Objective
Each Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Index Methodology
NYSE ARCA GLOBAL AIRLINE INDEX


The Index methodology is published at www.nyse.com. As of November 30, 2010, the Index consists of 23 companies in the airline industry. The Index Provider defines the airline industry as companies that are identified as being in the airline industry by recognized company classification systems (defined as systems that are developed and maintained by industry organizations that classify companies into predefined categories based upon business activities, source of reviews, and other such company metrics), and that derive at least 50% of their revenue from passenger airline operations based on the company's public filings.


ALPHASHARES CHINA ALL CAP INDEX

The Index was created by AlphaShares and the Index methodology is published at www.alphashares.com. The Index is designed to measure and monitor the performance of publicly issued common equity securities of publicly-traded companies based in mainland China. Proprietary and third-party financial and economic information and research are utilized to: (1) identify potential Index constituents and verify that such companies are based in mainland China; and (2) calculate the number of shares of each potential Index constituent outstanding, adjusted for free-float, for usage in the modified float-adjusted market capitalization weighting methodology. To ensure adequate liquidity, constituents must have a float-adjusted market capitalization of $500 million or greater for initial inclusion in the Index. A float-adjusted market capitalization of $400 million or greater is required for ongoing inclusion in the Index. The Index is rebalanced and reconstituted annually. The AlphaShares Index Committee will meet annually in October to review the Index methodology. Any changes to the methodology will be communicated to the Index Administrator the next business day and will be publicly disclosed on www.alphashares.com at least 10 business days prior to implementation of the change.

ALPHASHARES CHINA TECHNOLOGY INDEX


The Index was created by AlphaShares in 2009 and the Index methodology is published at www.alphashares.com. As of October 31, 2010, the Index contained 32 securities. The Index is designed to measure and monitor the performance of publicly issued common equity securities of publicly-traded companies based in mainland China, Hong Kong or Macau in the GICS Information Technology Sector. Proprietary and third-party financial and economic information and research are utilized to: (1) identify potential Index constituents


44 |
and verify that such companies are based in mainland China, Hong Kong or Macau and (2) calculate the number of shares of each potential Index constituent outstanding, adjusted for free-float, for usage in the modified float-adjusted market capitalization weighting methodology. To ensure adequate liquidity, constituents must have a market capitalization of $200 million or greater for initial inclusion in the Index. A market capitalization of $150 million or greater at the time of each rebalance is required for ongoing inclusion in the Index. The Index is rebalanced semi-annually and reconstituted annually. The AlphaShares Index Committee will meet annually in October to review the Index methodology. Any changes to the methodology will be communicated to the Index Administrator the next business day and will be publicly disclosed on www.alphashares.com at least 10 business days prior to implementation of the change.

EURO-PACIFIC INDEX


The Index methodology is published at www.bnymellondrindex.com. The Euro-Pacific Index is comprised of U.S.-listed ADRs, GDRs, New York Shares and Global Registered Shares selected, based on liquidity as described below, from a universe of all U.S.-listed ADRs, GDRs, New York Shares and Global Registered Shares of developed countries in Europe and Asia-Pacific. The current list of developed market countries includes Austria, Australia, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. As of November 30, 2010, the Index's constituent countries were represented (in approximate weight) in the Index as follows: United Kingdom 25.9%, Japan 17.9%, Netherlands 8.7%, France 7.5%, Switzerland 5.2%, Germany 4.7%, Australia 4.6%, Ireland 4.0%, Italy 3.6%, Spain 3.0%, Israel 2.8%, Hong Kong 2.1%, Norway 1.9%, Denmark 1.8%, Belgium 1.8%, New Zealand 1.0%, Portugal 1.0%, Greece 0.9%, Finland 0.8%, Sweden 0.8%.


S&P GLOBAL WATER INDEX


The Index methodology is published at
www.standardandpoors.com/indices/main/en/US/. The Index is comprised of approximately 50 securities selected based on the relative importance of the global water industry within the company's business model. The Index is designed to have a balanced representation from different segments of the water industry consisting of the following two clusters: 25 water utilities and infrastructure companies (water supply, water utilities, waste water treatment, water, sewer and pipeline construction, water purification, water well drilling, water testing) and 25 water equipment and materials companies (water treatment chemicals, water treatment appliances, pumps and pumping equipment, fluid power pumps and motors, plumbing equipment, totalizing fluid meters and counting devices) based upon Standard & Poor's Capital IQ ("CIQ") industry classification. To determine whether global demand for water is a major component of a company's business, the Index Provider implements the following methodology:


      1. All companies in the CIQ database with the term "water" in their business description are identified.

      2. From the resulting list, companies not belonging to the two clusters of the water industry set forth earlier in this paragraph are excluded.

      3. Based on a review of CIQ business description and industry classification, companies are put into three groups:

                                                                 PROSPECTUS | 45

      o Primary Set - Companies whose primary businesses are in the water industry. These are assigned an Exposure Score of 1.

      o Secondary Set - Companies which operate in multiple industries, but have significant exposure to the water industry. These are assigned an Exposure Score of 0.5.

      o Eliminated Set - Companies with marginal exposure to the water industry. These are assigned an Exposure Score of 0 and eliminated from consideration as Index constituents.

To ensure investability, a developed market listing and a minimum market capitalization of at least $250 million is required. The Index is rebalanced semi-annually. No single stock may have a weight of more than 10% in the Index at each rebalancing.

MAC GLOBAL SOLAR ENERGY INDEX


The Index methodology is published at www.macsolarindex.com. The Index is designed to track companies within the following business segments of the solar power industry: solar power equipment producers; suppliers of materials or services to solar equipment producers; companies that derive a significant portion of their business, measured by the methodology set forth below, from solar power system installation, integration or finance; and companies that specialize in selling electricity derived from solar power. As defined by the Index Provider, solar power includes two main categories:


      1. Solar photovoltaic power, which involves the conversion of sunlight into electricity through the photovoltaic process; and

      2. Thermal solar power, which involves using energy from the sun to heat fluids for purposes of water or space heating or to produce electricity.


The Index is currently comprised of approximately 33 securities selected based upon the relative importance of solar power within the company's business model. To determine whether solar power is a major component of a company's business, the Index Provider implements the following methodology.


      1. All global publicly-traded companies with any connection to the solar industry are identified by company description database searches and bottom-up industry research of publicly available information and databases.

      2. Based on a review of the company's public filings and company description information, companies that are identified through the initial search are put into three groups (the "Exposure Factor"):

            o Pure-Play Group--Companies that generate in excess of two thirds of their revenue from solar related business are considered to have their primary business in the solar industry and are placed in the Pure-Play Group. These are assigned an Exposure Factor of 1.0.

            o Medium-Play Group--Companies that operate in multiple industries, but have significant exposure to the solar industry-defined as generating less than approximately two thirds but more than approximately one third of their revenue from solar related business, are placed in the Medium-Play Group. These are assigned an Exposure Factor of 0.5.

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

            o Eliminated Group--Companies with marginal exposure to the solar industry-defined as generating less than approximately one third of their revenue from solar related business, are eliminated from consideration as an Index constituent.

      3. From the securities in the Pure-Play Group and Medium-Play Group, securities eligible for inclusion in the Index must be listed on a developed market exchange, as defined above, have a minimum market capitalization greater than or equal to $150 million at the reference date preceding each reconstitution and have a minimum 3 month average daily trading value of $2 million at the reference date preceding each reconstitution. Securities in the Primary and Secondary set that do not meet these criteria are excluded from consideration as an Index constituent.

Index Construction

NYSE ARCA GLOBAL AIRLINE INDEX

Arca applies the following criteria to each company included in the universe of potential Index constituents in constructing the Index:

      1. All publicly-traded companies (whether located in developed markets or emerging markets) classified as being in the passenger airline industry by a recognized classification system are identified as described above.

      2. Companies that are so identified are evaluated (via a review of the company's public filings) to determine whether they generate at least 50% of their revenue from passenger airline operations. Companies that are not identified as being in the passenger airline industry and that do not generate a majority of their revenue from passenger airline operations are excluded from consideration as an Index constituent.

      3. The remaining securities are evaluated to ensure that they are listed on a U.S. national exchange or an international exchange that provides "last sale reporting," defined below (which may include exchanges in developed or emerging markets), have a minimum market capitalization greater than or equal to $100 million at the reference date preceding each reconstitution and have a 100-day average daily trading value of not less than $1 million at the reference date preceding each reconstitution. Securities that meet these requirements are included as an Index constituent while securities that do not meet these exchange, liquidity and market capitalization criteria are excluded from the Index. "Last sale reporting" is a requirement that securities transactions be reported (usually including the number of shares and the price at which the transaction was executed), generally to a central reporting facility, within a specified period of time following the completion of the transaction.

      4. A modified equal-dollar weighting methodology is applied to determine the weightings of Index constituents. The weighting is modified based on the liquidity and size of the components within the Index. The Index is divided into four weighting groups based on domicile and liquidity. Weighting is first split between domestically domiciled airlines and internationally domiciled airlines, with 70% going to domestic and 30% to international. The top three Index components in each of these two categories, ranked by 100-day average trading dollar value and market capitalization, are each weighted 15% for domestic airlines and 4.5% for

                                                                 PROSPECTUS | 47
            international airlines. The remaining aggregate Index weight, 25% for domestic and 16.5% for international, is equally applied amongst the remaining Index components within each domicile group.

      5. The Index is reconstituted and rebalanced quarterly, except in the event of certain corporate actions such as the payment of a dividend, other than an ordinary cash dividend, stock distribution, stock split, reverse stock split, rights offering, or a distribution, reorganization, recapitalization, or some such similar event with respect to a component stock. When the Index is adjusted between quarterly reviews for such events, the number of shares of the relevant security will be adjusted to the nearest whole share to maintain the component's relative weight in the Index at the level immediately prior to the corporate action. The Index may also be adjusted between quarterly reviews in the event of a merger, consolidation, dissolution, or liquidation of an issuer of a component stock. In the event that a replacement is needed for an Index constituent prior to the next quarterly rebalance, the replacement constituent will be added at the weight of the constituent that is being removed from the Index, rounded to the nearest whole share.

ALPHASHARES CHINA ALL CAP INDEX

Index construction is the responsibility of the Index Provider. Securities that meet the following criteria will be included in the Index:

      1. Chinese Companies. Only companies based in mainland China are eligible for inclusion in the Index. For purposes of the Index, companies are considered to be based in mainland China if they are so classified under the S&P BMI Country Code classification system. This system determines a company's country of domicile by considering a number of criteria, including:

            a.    the headquarters of a country,

            b.    its registration or incorporation,

            c.    primary stock listing,

            d.    geographic source of revenue,

            e.    location of fixed assets,

            f.    operations and

            g.    the residence of senior officers.

      2. Investability. To ensure adequate investability, only shares open to foreign ownership that meet the criteria below are eligible for inclusion:

            a.    China A-shares are not eligible.

            b.    China B-shares are not eligible.

            c. Hong Kong listed securities including China H-shares and Red Chips are eligible.

            d. N-Shares trading in New York and their equivalents trading in other foreign markets are eligible.

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

      3. Equity Securities. Only publicly issued common equity securities trading on an exchange are eligible for inclusion in the Index. Debt or quasi-debt securities, such as convertible securities, are not eligible for inclusion.

      4. Depositary Receipts. ADRs, ADSs, GDRs and IDRs are eligible for inclusion in the Index.

      5. Market Capitalization. The Index will include equity securities of companies of all capitalizations as defined by the Index Provider. To ensure adequate liquidity, constituents must have a float-adjusted market capitalization of $500 million or greater for initial inclusion in the Index. A float-adjusted market capitalization of $400 million or greater at the time of each rebalance is required for ongoing inclusion in the Index.

      6. Weighting Methodology. The Index uses a modified float-adjusted market capitalization weighting methodology to weight individual positions. At the time of each rebalance, the weight of any one sector (based on Standard & Poor's Global Industry Classification Standard) cannot be greater than 35% of the Index and the weight of any one position cannot be greater than 5.0% of the Index.

      7. Rebalancing. Except in unusual circumstances (including, but not limited to, mergers, spin-offs, or the acquisition or bankruptcy of the company), the Index is rebalanced and reconstituted annually.

ALPHASHARES CHINA TECHNOLOGY INDEX

Index construction is the responsibility of the Index Provider. Securities that meet the following criteria will be included in the Index:

      1. Chinese Companies. (a) Companies based in mainland China, Hong Kong or Macau are eligible for inclusion in the Index. For purposes of the Index, companies are considered to be based in mainland China, Hong Kong or Macau if they are so classified under the S&P BMI Country Code classification system. This system determines a company's country of domicile by considering a number of criteria, including:

            a.    the headquarters of a company,

            b.    its registration or incorporation,

            c.    primary stock listing,

            d.    geographic source of revenue,

            e.    location of fixed assets,

            f.    operations and

            g.    the residence of senior officers.

          (b) In addition to the foregoing criteria, companies based in Hong Kong or Macau are only eligible for inclusion in the Index if they derive a majority of their revenue from mainland China, Hong Kong or Macau.

      2. Technology. Only companies in the GICS Information Technology Sector are eligible for inclusion in the Index.

                                                                 PROSPECTUS | 49

      3. Investability. To ensure adequate investability, only shares open to foreign ownership that meet the criteria below are eligible for inclusion:

            a.    China A-shares are not eligible.

            b.    China B-shares are not eligible.

            c. Hong Kong listed securities including China H-shares and Red Chips are eligible.

            d. N-Shares trading in New York and their equivalents trading in other foreign markets are eligible.

      4. Equity Securities. Only publicly issued common equity securities trading on an exchange are eligible for inclusion in the Index. Debt or quasi-debt securities, such as convertible securities, are not eligible for inclusion.

      5. Depositary Receipts. ADRs, ADSs, GDRs and IDRs are eligible for inclusion in the Index if they meet the other eligibility criteria set forth in this section. The Index will not include different depositary receipts (or a depositary receipt and the underlying stock) of the same issuer.

      6. Market Capitalization. The Index will include equity securities of companies of all categories of market capitalizations, subject to the following requirements: To ensure adequate liquidity, constituents must have a float-adjusted market capitalization of $200 million or greater for initial inclusion in the Index. A float-adjusted market capitalization of $150 million or greater at the time of each rebalance is required for ongoing inclusion in the Index.

      7. Target Weights. The Index uses a modified float-adjusted market capitalization weighting methodology to weight individual positions. The Index employs a two-tier weighting system with the target weight of any one position limited to a maximum of either 10.0% or 4.0% of the Index at the time of each rebalance, in the following manner: whenever the Index is rebalanced, all positions whose float-cap adjusted weights are over 5% are added together. If the total is greater than 40%, then the highest weighted position is capped at 10%. The excess weight is then applied on a pro-rata basis to all the remaining Index constituents and the process is then repeated, if necessary, with the next largest stock being capped at 9% (8% and so on) until the 40% is reached. The 4.0% maximum target weight is then applied to all the remaining Index constituents.

      8. Rebalancing. Except in unusual circumstances (including, but not limited to, mergers, spin-offs, or the acquisition or bankruptcy of the company), the Index is rebalanced semi-annually and reconstituted annually. The AlphaShares Index Committee will meet annually in October to review the Index methodology. Any changes to the methodology will be communicated to the Index Administrator the next business day and will be publicly disclosed on www.alphashares.com at least 10 days prior to the implementation of the change. Initial public offerings that meet all the eligibility criteria and fall within the top twenty stocks by capitalization of the Index will be added at the end of each calendar quarter, on the last business day of the quarter. Any addition will be funded on a pro-rata basis from the remainder of the Index, net of any deletions. A security will be deleted from the Index immediately due to bankruptcy, acquisition or merger of the company by or into another company, spin-offs, tender offers or other similar corporate actions. In

50 |
            the case of such deletions, no replacement will be made until the annual rebalance. Any proceeds resulting from deletions will be invested on a pro-rata basis over the remainder of the Index, net of any additions.

EURO-PACIFIC INDEX


      1. Eligible securities include all ADRs, GDRs, New York Shares and Global Registered Shares of companies from Austria, Australia, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom, which are included in BNY Mellon's ADR indices and meet the following criteria:


            o     Price greater than or equal to $3.

            o Minimum 3 month average daily ADR trading volume greater than or equal to 25,000 shares, or 125,000 ordinary shares in the local market. In the case of new ADRs whose both ADR and ordinary volume is less than 3 months, average daily volume for the available time period will be used in the calculation.

            o Free-float adjusted market capitalization greater than or equal to $250 million.

            o Passive foreign investment companies are excluded based upon the best information available.

      2. The ADR Index Administrator, subject to periodic review by a policy steering committee known as The BNY Mellon ADR Index Committee, performs a quarterly review of the Index Methodology. Any changes to the methodology will be publicly disclosed on www.bnymellondrindex.com prior to implementation of the change.

      3. Final decisions regarding the additions to and removals from the Index at each periodic rebalance and reconstitution are made by the ADR Index Administrator and are subject to periodic review by a policy steering committee known as The BNY Mellon ADR Index Committee.

      4. The Index is weighted based on an equal-weighted methodology whereby each constituent receives an equal weight at each rebalance.

      5.    The Index is rebalanced and reconstituted on a quarterly basis.

S&P GLOBAL WATER INDEX

      o All companies in S&P's CIQ industry classification involved in the water industry are identified by S&P and scored based on relative exposure in the manner set forth above and classified into one of two clusters.

      o The companies are screened for those with a developed market listing and a market capitalization of at least $250 million.

      o 25 of the largest companies from each of the following two clusters: water utilities and infrastructure companies and water equipment and materials companies, are selected based on a proprietary scoring metric that defines the relative exposure to the global water industry.

      o The Index uses a modified market cap weighting methodology. No single stock may have a weight of more than 10% in the Index at each rebalancing.

                                                                 PROSPECTUS | 51

      o Companies that are acquired or delisted are deleted intra-year. There are no intra-year additions.

      o The Index is reconstituted semi-annually effective after the close of business of the third Fridays of April and October of each year, with a reference date for the data being the last trading dates of the previous March and September, respectively.

MAC GLOBAL SOLAR ENERGY INDEX

The Index is constructed as follows:

      1. Index constituents are selected using the methodology described above.

      2. The weighting of Index constituents on the rebalancing and reconstitution date is determined as follows:

            (a) The full market capitalization for each security is multiplied by its Exposure Factor of either 1.0 and 0.5, meaning the market capitalization for the securities in the Pure-Play Group is taken at full value and for the Medium-Play Group is reduced by one half.

            (b) The resulting adjusted market capitalizations are used to create a standard market capitalization weighted index with raw weighting factors.

            (c) If necessary, the raw weighting factors are modified through a weighting-gap rebalancing algorithm to ensure that, at the time of rebalancing and reconstitution, no security in the Index has an individual weighting greater than 20% and that the aggregate weighting of securities in the Index with individual weightings of more than 4.5% is no more than 45.0% of the total Index. The weighting-gap rebalancing algorithm progressively reduces the weighting gap between adjacent securities, as ranked by their raw weighting factors, on a proportional basis, until the weighting parameters specified above are met.

      3. Any company in the Index that is acquired or delisted is removed from the Index at the time the event becomes effective, and will not be replaced. If a security is considered to be illiquid, or if a company has filed for bankruptcy, the security will be deleted from the Index immediately and will not be replaced. Any spin-off from an existing Index constituent will automatically be included in the Index. Continued inclusion in the Index is dependent upon whether the spun-off company meets the standard Index criteria at the time of the next quarterly reconstitution.

      4. A company that recently completed an initial public offering ("IPO") and that meets the criteria above can be considered for inclusion as an Index constituent only at the quarterly Index rebalance and reconstitution, and only after the security has completed at least three (3) months of trading history.

      5. The Index will be rebalanced and reconstituted quarterly on the third Friday of the last month of each calendar quarter, with a reference date for the data being the first business day of the last month of the calendar quarter. At the quarterly Index reconstitution:

 52 |

            (a) securities may be added or deleted as Index constituents according to the criteria defined above,

            (b) the Exposure Factor may change based on a shift in a company's relative exposure to the solar industry, and

            (c) constituent weightings may be adjusted to reflect a change in the Exposure Factor for a particular stock, the addition or deletion of Index constituents and/or the need to meet the specified diversification requirements.

Non-Principal Investment Strategies


As a principal investment strategy and as described above, each Fund will at all times invest at least 90% or 80%, as applicable, of its total assets in component securities that comprise its respective Index and depositary receipts or shares representing common stocks included in the respective Index (or underlying securities representing depositary receipts or shares included in the respective Index). As non-principal investment strategies, the Funds may invest their remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments, convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Index and in managing cash flows, but will not be used for hedging purposes. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Investment Adviser anticipates that it may take approximately five business days (i.e., each day the NYSE is open) for additions and deletions to each Fund's Index to be reflected in the portfolio composition of the Fund.


Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.


The Funds may lend their portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis. Each Fund may lend its portfolio securities in an amount up to 331/3% of its assets, but each Fund currently expects to only lend its portfolio securities to a much more limited extent. Securities lending is not a principal investment strategy of the Funds.


The policies described herein constitute non-fundamental policies that may be changed by the Board of Trustees without shareholder approval.

                                                                 PROSPECTUS | 53

Non-Principal Risk Considerations

In addition to the principal risks described previously, there are certain non-principal risks related to investing in the Funds.

Trading Issues. Trading in Shares on the NYSE Arca may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on the NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to the NYSE Arca "circuit breaker" rules. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value ("NAV"). The NAV of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca. The Investment Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Index trading individually or in the aggregate at any point in time.

However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAV), the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending. Although a Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Leverage. To the extent that a Fund borrows money in the limited circumstances described above under "Non-Principal Investment Strategies," it may be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund's portfolio securities.

Disclosure of Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information.

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

Investment Management Services

Investment Adviser

Guggenheim Funds Investment Advisors, LLC ("Guggenheim Funds Advisors" or the "Investment Adviser") (formerly known as Claymore Advisors, LLC), a wholly-owned subsidiary of Guggenheim Funds Services Group, Inc. ("Guggenheim Funds Group") (formerly known as Claymore Group Inc.), acts as each Fund's investment adviser pursuant to an advisory agreement with the Fund (the "Advisory Agreement"). The Investment Adviser is a Delaware limited liability company with its principal offices located at 2455 Corporate West Drive, Lisle, Illinois 60532. Guggenheim Funds Distributors, Inc. ("Guggenheim Funds Distributors") (formerly known as Claymore Securities, Inc.) currently offers exchange-traded funds, unit investments trusts and closed-end funds. Guggenheim Funds Group is a wholly-owned subsidiary of Guggenheim Partners, LLC ("Guggenheim"), a global, diversified financial services firm with more than $100 billion in assets under supervision. Guggenheim, through its affiliates, provides investment management, investment advisory, insurance, investment banking and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia. Pursuant to the Advisory Agreement, the Investment Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies.


Pursuant to the Advisory Agreement, each of the Guggenheim Airline ETF, Guggenheim S&P Global Water Index ETF and Guggenheim Solar ETF pays the Investment Adviser an advisory fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.50% of each Fund's average daily net assets. The Investment Adviser has contractually agreed to pay Fund expenses to the extent necessary to prevent the operating expenses of each of the Guggenheim Airline ETF, Guggenheim S&P Global Water Index ETF and Guggenheim Solar ETF (excluding interest expenses, a portion of the Fund's licensing fees, offering costs (up to 0.25% of the average net assets of the Guggenheim Solar ETF and Guggenheim Airline ETF), brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Fund's business) from exceeding 0.65% of average net assets per year, at least until December 31, 2013, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The offering costs excluded from the 0.65% Expense Cap are: (a) legal fees pertaining to each Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to pay certain operating expenses of each Fund in order to maintain the expense ratio of each of the Guggenheim Airline ETF, Guggenheim S&P Global Water Index ETF and Guggenheim Solar ETF at or below 0.65% (excluding the expenses set forth above). For a period of five years subsequent to each of the Guggenheim Airline ETF, Guggenheim S&P Global Water Index ETF and Guggenheim Solar


                                                                 PROSPECTUS | 55

ETF expenses reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.

In addition to advisory fees, each of the Guggenheim Airline ETF, Guggenheim S&P Global Water Index ETF and Guggenheim Solar ETF pays all other costs and expenses of its operations, including service fees, distribution fees, custodian fees, legal and independent registered public accounting firm fees, the costs of reports and proxies to shareholders, compensation of Trustees (other than those who are affiliated persons of the Investment Adviser) and all other ordinary business expenses not specifically assumed by the Investment Adviser.

Pursuant to the Advisory Agreement, each of the Guggenheim China All-Cap ETF, Guggenheim China Technology ETF and Guggenheim EW Euro-Pacific LDRs ETF pays the Investment Adviser a unitary management fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.70%, 0.70% and 0.35% of each Fund's average daily net assets, respectively.


Out of the unitary management fee, the Investment Adviser pays substantially all expenses of each of the Guggenheim China All-Cap ETF, Guggenheim China Technology ETF and Guggenheim EW Euro-Pacific LDRs ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (such as expenses relating to a meeting of the applicable Fund's shareholders).

The Investment Adviser's unitary management fee is designed to pay each Fund's expenses and to compensate the Investment Adviser for providing services for each Fund.


In support of the Guggenheim EW Euro-Pacific LDRs ETF's organizational and offering costs and expenses associated with marketing and advertising the Fund, BNY Mellon reimburses the Investment Adviser for certain payments made by the Investment Adviser in respect of the foregoing costs and expenses (excluding fees in respect of services provided by BNY Mellon) pursuant to an agreement with the Investment Adviser. The aggregate reimbursement for the Fund to be made to the Investment Adviser by BNY Mellon will not exceed $100,000. As of November 30, 2010, reimbursements in the amount of $96,148 have been made pursuant to this agreement.


Approval of Advisory Agreement


A discussion regarding the basis for the Board of Trustees' approval of the Advisory Agreement (except with respect to Guggenheim China All-Cap ETF and Guggenheim China Technology ETF) is available in the annual report to shareholders dated August 31, 2010. A discussion regarding the basis for the Board of Trustees' approval of the Advisory Agreement with respect to Guggenheim China All-Cap ETF is available in the semi-annual report to shareholders dated February 28, 2010. A discussion regarding the basis for the Board of Trustees' approval of the Advisory Agreement with respect to Guggenheim China Technology ETF will be available in the semi-annual report to shareholders to be dated February 28, 2011.


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

Portfolio Management

The portfolio managers who are currently responsible for the day-to-day management of the Funds' portfolio are Chuck Craig, CFA and Saraj Kanuri, CFA. Mr. Craig has managed each Fund's portfolio since its inception. Mr. Kanuri has managed each Fund's portfolio since May 2010.

Mr. Craig is a Managing Director, Portfolio Management and Supervision, of the Investment Adviser and Guggenheim Funds Distributors and joined Guggenheim Funds Distributors in May of 2003. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.

Mr. Kanuri is a Vice President, ETF Portfolio Management, of the Investment Adviser and Guggenheim Funds Distributors and joined Guggenheim Funds Distributors in October of 2006. Prior to joining Guggenheim Funds Distributors, Mr. Kanuri served as an analyst at Northern Trust Corporation from 2001-2006. Mr. Kanuri received a B.S. in Finance from the University of Illinois at Chicago.

The Statement of Additional Information provides additional information about each portfolio manager's compensation structure, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities of the Funds.

                                                                 PROSPECTUS | 57

Purchase and Redemption of Shares

General

The Shares are issued or redeemed by the Funds at net asset value per Share only in Creation Unit size.


Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds are listed and traded on the secondary market on the NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares. Each Fund may liquidate and terminate at any time without shareholder approval. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Funds trade on the NYSE Arca at prices that may differ to varying degrees from the daily NAV of the Shares. Given that each Fund's Shares can be issued and redeemed in Creation Units, the Investment Adviser believes that large discounts and premiums to NAV should not be sustained for long. The Funds trade under the NYSE Arca symbols set forth in the chart below.


NAME OF FUND                                       NYSE ARCA TICKER SYMBOL
--------------------------------------------------------------------------------
Guggenheim Airline ETF                                       FAA
--------------------------------------------------------------------------------
Guggenheim China All-Cap ETF                                 YAO
--------------------------------------------------------------------------------
Guggenheim China Technology ETF                             CQQQ
--------------------------------------------------------------------------------
Guggenheim EW Euro-Pacific LDRs ETF                          EEN
--------------------------------------------------------------------------------
Guggenheim S&P Global Water Index ETF                        CGW
--------------------------------------------------------------------------------
Guggenheim Solar ETF                                         TAN
--------------------------------------------------------------------------------
Share prices are reported in dollars and cents per Share.

58 |

Investors may acquire Shares directly from the Funds, and shareholders may tender their Shares for redemption directly to the Funds, only in Creation Units of the applicable number of Shares as set forth in the table below.


FUND(S)                                                 CREATION UNIT SIZE
--------------------------------------------------------------------------------
Guggenheim Airline ETF                                        50,000
--------------------------------------------------------------------------------
Guggenheim China All-Cap ETF                                 100,000
--------------------------------------------------------------------------------
Guggenheim China Technology ETF                               50,000
--------------------------------------------------------------------------------
Guggenheim EW Euro-Pacific LDRs ETF                           50,000
--------------------------------------------------------------------------------
Guggenheim S&P Global Water Index ETF                         80,000
--------------------------------------------------------------------------------
Guggenheim Solar ETF                                          80,000
--------------------------------------------------------------------------------


                                                                 PROSPECTUS | 59

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes. Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you may hold in book entry or "street name" form.

60 |

How to Buy and Sell Shares

Pricing Fund Shares

The trading price of each Fund's shares on the NYSE Arca may differ from the Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

The NYSE Arca disseminates the approximate value of Shares of the Funds every fifteen seconds. The approximate value calculations are based on local closing prices and may not reflect events that occur subsequent to the local market's close. As a result, premiums and discounts between the approximate value and the market price could be affected. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Funds because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

The net asset value per Share for each Fund is determined once daily as of the close of the NYSE, usually 4:00 p.m. Eastern time, each day the NYSE is open for trading. NAV per Share is determined by dividing the value of the Fund's portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Short-term securities for which market quotations are not readily available are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, including restricted securities, are valued by the Investment Adviser using a method that the Investment Adviser believes accurately reflects fair value, pursuant to policies adopted by the Board of Trustees and subject to the ultimate supervision of the Board of Trustees. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or meaningful portion of a Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition,

                                                                 PROSPECTUS | 61
securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S.
business days. Changes in valuations on certain securities may occur at times or on days on which the Fund's net asset value is not calculated and on which the Funds do not effect sales, redemptions and exchanges of their Shares.

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Funds must have entered into an authorized participant agreement with the distributor, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

How to Buy Shares

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the securities included in the Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." For those Authorized Participants that are not eligible for trading a Deposit Security, custom orders are available. The list of the names and the numbers of shares of the Deposit Securities is made available by the Funds' custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the NYSE Arca. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities. In the case of custom orders, cash-in-lieu may be added to the Cash Component to replace any Deposit Securities that the Authorized Participant may not be eligible to trade.

Orders must be placed in proper form (as described further in the Statement of Additional Information) by or through a participant of The Depository Trust Company ("DTC Participant") that has entered into an agreement with the Trust, the distributor and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP") and must be in proper form pursuant to the requirements regarding submission and logistics set forth in such agreement. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information. All standard orders must be placed for one or more whole Creation Units of Shares of each Fund and must be received by the distributor in proper form no later than the close of regular trading on the NYSE Arca (ordinarily 4:00 p.m. Eastern time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of certain custom orders placed of the request of the AP and as further described in the Statement of Additional Information, the order must be received by the distributor no later than one hour prior to Closing Time in order to receive that day's closing NAV per Share. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other

62 |
relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

FUND                                          FIXED CREATION TRANSACTION FEES
                                                     (PER TRANSACTION)
--------------------------------------------------------------------------------
Guggenheim Airline ETF                                      $500
--------------------------------------------------------------------------------
Guggenheim China All-Cap ETF                              $6,000
--------------------------------------------------------------------------------
Guggenheim China Technology ETF                           $2,000
--------------------------------------------------------------------------------
Guggenheim EW Euro-Pacific LDRs ETF                       $1,000
--------------------------------------------------------------------------------
Guggenheim S&P Global Water Index ETF                     $1,000
--------------------------------------------------------------------------------
Guggenheim Solar ETF                                        $500
--------------------------------------------------------------------------------

An additional charge of up to four times the Creation Transaction Fee may be imposed to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of each Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Securities

An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Redemption of Shares

Shares may be redeemed only in Creation Units at their NAV and only on a day the NYSE is open for business. The Funds' custodian makes available immediately prior to the opening of business each day of the NYSE Arca, through the facilities of the NSCC, the list of the names and the numbers of shares of the Funds' portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Funds, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined

                                                                 PROSPECTUS | 63
after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

An order to redeem Creation Units of the Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the closing time in order to receive that day's closing NAV per Share. In the case of custom orders, placed at the request of the AP and as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.


FUND                                          FIXED REDEMPTION TRANSACTION FEES
                                                      (PER TRANSACTION)
--------------------------------------------------------------------------------
Guggenheim Airline ETF                                        $500
--------------------------------------------------------------------------------
Guggenheim China All-Cap ETF                                $6,000
--------------------------------------------------------------------------------
Guggenheim China Technology ETF                             $2,000
--------------------------------------------------------------------------------
Guggenheim EW Euro-Pacific LDRs ETF                         $1,000
--------------------------------------------------------------------------------
Guggenheim S&P Global Water Index ETF                       $1,000
--------------------------------------------------------------------------------
Guggenheim Solar ETF                                          $500
--------------------------------------------------------------------------------



An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust to the extent that redemptions are for cash. The Funds reserve the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, a Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


Distributions

Dividends and Capital Gains. Fund shareholders are entitled to their share of a Fund's income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions."

Each Fund typically earns income dividends from stocks and may earn interest from debt securities. These amounts, net of expenses, are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."

64 |

Income dividends, if any, are distributed to shareholders annually. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended. Some portion of each distribution may result in a return of capital. Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which the Shares were purchased makes such option available.

Distribution Plan and Service Plan

The Board of Trustees of the Trust has adopted a distribution and services plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. In addition, no such fees may be paid in the future without further approval by the Board of Trustees and the Board of Trustees has adopted a resolution that no such fees will be paid for at least 12 months from the date of this Prospectus. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the Financial Industry Regulatory Authority ("FINRA"). The net income attributable to the Shares will be reduced by the amount of distribution fees and service fees and other expenses of the Funds.


The Investment Adviser or its affiliates may make payments to broker-dealers, banks or other financial intermediaries (together, "intermediaries") related to marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems, or their making shares of a Fund and certain other Guggenheim funds available to their customers. Such payments, which may be significant to the intermediary, are not made by a Fund. Rather, such payments are made by the Investment Adviser or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Guggenheim funds complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the revenue-sharing payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend a Fund or other Guggenheim funds over another investment. More information regarding these payments is contained in each Fund's SAI. PLEASE CONTACT YOUR SALESPERSON OR OTHER INVESTMENT PROFESSIONAL FOR MORE INFORMATION REGARDING ANY SUCH PAYMENTS HIS OR HER FIRM MAY RECEIVE FROM THE INVESTMENT ADVISER OR ITS AFFILIATES.


                                                                 PROSPECTUS | 65

Frequent Purchases and Redemptions

The Funds impose no restrictions on the frequency of purchases and redemptions. The Board of Trustees evaluated the risks of market timing activities by the Funds' shareholders when they considered that no restriction or policy was necessary. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its shares at NAV for a basket of securities intended to mirror the Fund's portfolio, plus a small amount of cash, and a Fund's Shares may be purchased and sold on the exchange at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by each Fund's shareholders or (b) any attempts to market time a Fund by its shareholders would result in negative impact to the Fund or its shareholders.

Fund Service Providers


Guggenheim Funds Investment Advisors, LLC is the administrator of the Funds.


The Bank of New York Mellon ("BNY Mellon") is the custodian and fund accounting and transfer agent for the Funds.

Dechert LLP serves as legal counsel to the Funds.


Ernst & Young LLP serves as each Fund's independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds and perform other audit-related and tax services.


66 |

Index Providers

Archipelago Holdings Inc. ("Arca") is the Index Provider for the Guggenheim Airline ETF. Arca is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Arca to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Investment Adviser.

AlphaShares is the Index Provider for the Guggenheim China All-Cap ETF and Guggenheim China Technology ETF. AlphaShares is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with AlphaShares to use the Index. Each Fund is entitled to use its respective Index pursuant to a sub-licensing arrangement with the Investment Adviser.

BNY Mellon is the Index Provider for the Guggenheim EW Euro-Pacific LDRs ETF. BNY Mellon is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with BNY Mellon to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Investment Adviser.

Standard & Poor's, a division of The McGraw-Hill Companies, Inc., ("S&P") is the Index Provider for the Guggenheim S&P Global Water Index ETF. S&P is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with S&P to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Investment Adviser.

MAC Indexing LLC ("MAC") is the Index Provider for the Guggenheim Solar Energy ETF. MAC is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with the Index Provider to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Investment Adviser.

                                                                 PROSPECTUS | 67

Disclaimers

The "NYSE Arca Global Airline Index" is a service mark of the NYSE Group, Inc. ("NYSE") and Arca and has been licensed for use by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by the NYSE or Arca and neither NYSE nor Arca makes any representation or warranty regarding the Trust or the Fund or the ability of the Index to track general stock market performance.

"AlphaShares China All-Cap Index" and "AlphaShares China Technology
Index" are registered trademarks of AlphaShares, LLC and have been licensed for use by the Investment Adviser. The Funds are not sponsored, endorsed, sold or promoted by AlphaShares and AlphaShares makes no representation regarding the advisability of investing in Shares of the Funds.

"BNY Mellon" and "The BNY Mellon Euro-Pacific Select ADR Index" are service marks of The Bank of New York and have been licensed for use for certain purposes by the Investment Adviser. The Investment Adviser's products based on the Indexes named above are not sponsored, endorsed, sold recommended or promoted by The Bank of New York or any of its subsidiaries or affiliates, and none of The Bank of New York or any of its subsidiaries or affiliates makes any representation or warranty, express or implied, to the purchasers or owners of the products or any member of the public regarding the advisability of investing in financial products generally or in these products particularly, the ability of the Fund to track market performance or the suitability or appropriateness of the products for such purchasers, owners or such member of the public.

The relationship between The Bank of New York, on the one hand, and the Investment Adviser, on the other, is limited to the licensing of certain trademarks, trade names and indexes, which indexes are determined, composed and calculated by the Bank or its agent without regard to the Investment Advisor or its products. Neither The Bank of New York nor any of its subsidiaries or affiliates has any obligation to take the needs of the Investment Adviser or the purchasers or owners of their products into consideration in determining, composing or calculating the ADR Indexes named above. Neither The Bank of New York nor any of its subsidiaries or affiliates is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of the products to be issued or in the determination or calculation of the equation by which the products are to be converted into cash. Neither the Bank nor any of its subsidiaries or affiliates has any obligation or liability in connection with the administration, marketing or trading of the products.

Neither The Bank of New York nor any of its subsidiaries or affiliates guarantees the accuracy or completeness of the ADR Indexes or any data included therein, and neither The Bank of New York nor any of its subsidiaries or affiliates shall have any liability for any errors, omissions or interruptions therein. Neither The Bank of New York nor any of its subsidiaries or affiliates makes any warranty, express or implied, as to results to be obtained by the Investment Adviser, purchasers or owners of the products or any other person or entity from the use of the ADR Indexes or any data included therein. Neither The Bank of New York nor any of its subsidiaries or affiliates makes any express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the ADR Indexes or any data included therein, without limiting any of the foregoing, in no event shall The Bank of New York or any of its subsidiaries or affiliates have any liability for any special, punitive, indirect or consequential

68 |
damages (including, without limitation, lost profits), even if notified on the possibility of such damages.

Standard & Poor's(R), S&P(R) and S&P Global Water Index are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in Shares of the Fund.

The "MAC Global Solar Energy Index" is a trademark of MAC and has been licensed for use for certain purposes by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by MAC and MAC makes no representation regarding the advisability of investing in Shares of the Fund.

Neither NYSE nor Arca makes any express or implied warranties of merchantability or fitness for a particular purpose with respect to the Index or any data included therein. In no event shall NYSE or Arca have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Guggenheim China All-Cap ETF and Guggnheim China Technology ETF and their Shares are not sponsored, endorsed, sold or promoted by AlphaShares and its affiliates. AlphaShares makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Index to track general stock market performance. AlphaShares' only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of AlphaShares and of the Indexes, which are determined, composed and calculated by AlphaShares without regard to Investment Adviser or the Funds. AlphaShares has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the Index. AlphaShares is not responsible for and has not participated in the determination of the prices of the Shares of the Funds or the timing of the issuance or sale of such Shares or in the determination or calculation of the equation by which the Shares are to be converted into cash. AlphaShares has no obligation or liability in connection with the administration, marketing, or trading of the Funds or their Shares.

The Guggenheim EW Euro-Pacific LDRs ETF and its Shares are not sponsored, endorsed, sold or promoted by BNY Mellon. BNY Mellon makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by BNY Mellon to track general stock market performance. Other than the agreement with the Investment Adviser described above under "Investment Advisory Services - Investment Adviser," BNY Mellon's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of BNY Mellon and of the data supplied by BNY Mellon, which is determined, composed and calculated by BNY Mellon without regard to the Fund or its Shares. BNY Mellon has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by BNY Mellon. BNY Mellon is not responsible for and has not participated in the determination of the price of the Shares of the Fund or the timing of the issuance or sale of such Shares. BNY Mellon has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares.

                                                                 PROSPECTUS | 69

Guggenheim S&P Global Water Index ETF and its Shares are not sponsored, endorsed, sold or promoted by S&P and its affiliates. S&P makes no representation, condition or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P Global Water Index to track general stock market performance. S&P's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of S&P and of the S&P Global Water Index, which is determined, composed and calculated by S&P without regard to the Investment Adviser or the Fund. S&P has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the S&P Global Water Index. S&P is not responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares or in the determination or calculation of the equation by which the Shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Fund or its Shares.

S&P and the Investment Adviser do not guarantee the accuracy and/or the completeness of the Index or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, condition or representation express or implied, as to results to be obtained by the Investment Adviser, owners of the Shares of the Fund or any other person or entity from the use of the Index or any data included therein. S&P makes no express or implied warranties, representations or conditions, and expressly disclaims all warranties or conditions of merchantability or fitness for a particular purpose or use and any other express or implied warranty or condition with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P or have any liability for any special, punitive, indirect or consequential damages (including lost profits) resulting from the use of the Index or any data included therein even if notified of the possibility of such damages.

The Guggenheim Solar Energy ETF and its Shares are not sponsored, endorsed, sold or promoted by MAC and its affiliates. MAC makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general stock market performance. MAC's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of MAC and of the Index, which is determined, composed and calculated by MAC without regard to Investment Adviser or the Fund. MAC has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the Index. MAC is not responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares or in the determination or calculation of the equation by which the Shares are to be converted into cash. MAC has no obligation or liability in connection with the administration, marketing, or trading of the Fund or its Shares.

The Investment Adviser does not guarantee the accuracy and/or the completeness of any Index or any data included therein.

70 |

Federal Income Taxation

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

o     Your Fund makes distributions,

o     You sell your Shares listed on the NYSE Arca, and

o     You purchase or redeem Creation Units.

Taxes on Distributions

Income dividends and long-term capital gains, if any, are distributed to shareholders annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.


Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2013. In addition, for these taxable years some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Thereafter, without future Congressional action, the maximum rate of long-term capital gain will return to 20% in 2013, and all dividends will be taxed at ordinary income rates.


Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.


Dividends and interest received by a Fund and capital gains may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

If more than 50% of a Fund's total assets at the end of its taxable year will consist of foreign stock or securities, the Fund intends to elect to "pass through" to its investors certain foreign income taxes paid by the Fund, with the result that each investor will (i) include in gross income, as an additional dividend, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal tax), subject to certain limitations, the investor's pro rata share of the Fund's foreign income taxes.


                                                                 PROSPECTUS | 71

If you are not a citizen or permanent resident of the United States, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. Prospective investors are urged to consult their tax advisors concerning the applicability of the U.S. withholding tax.

By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rate for individuals is currently 28%.

Taxes on Exchange-Listed Shares Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. Capital loss realized on the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units


An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales" on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.


Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold Shares.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of Fund Shares. You are advised to consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.

72 |

Tax-Advantaged Product Structure

Unlike interests in many conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing net asset values. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the Funds' portfolios that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because the mutual fund may need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the Funds or their ongoing shareholders.

Other Information

For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with a Fund.

Financial Highlights


The financial highlights table is intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.


                                                                 PROSPECTUS | 73

Guggenheim Airline ETF

(PREVIOUSLY  NAMED  THE  CLAYMORE/NYSE  ARCA  AIRLINE ETF PRIOR TO SEPTEMBER 24,
2010)


                                                                            FOR THE PERIOD
                                                          FOR THE       JANUARY 26, 2009**
PER SHARE OPERATING PERFORMANCE                        YEAR ENDED                  THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD     AUGUST 31, 2010          AUGUST 31, 2009
------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD              $      23.69            $       24.04(e)
------------------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income (loss)(a)                       (0.16)                   (0.05)
      Net realized and unrealized gain (loss)                9.35                    (0.30)(e)
------------------------------------------------------------------------------------------
         Total from investment operations                    9.19                    (0.35)
------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                    $      32.88            $       23.69
==========================================================================================
   MARKET VALUE, END OF PERIOD                       $      32.74            $       24.10
==========================================================================================
   TOTAL RETURN *(b)
      Net asset value                                       38.79%                   -1.46%(e)

   RATIOS AND SUPPLEMENTAL DATA

      Net assets, end of period (thousands)          $     42,744            $       4,738

      Ratio of net expenses to average net
        assets*                                              0.75%                    0.95%(c)

      Ratio of net investment loss to average
        net assets*                                         -0.50%                   -0.40%(c)

      Portfolio turnover rate (d)                              65%                      58%

*    If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
       Ratio of total expenses to average net assets         1.13%                    5.67%(c)
       Ratio of net investment loss to average
         net assets                                         -0.88%                   -5.12%(c)


**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.


(e) Subsequent to August 31, 2009, it was identified that the net asset value, for January 26, 2009 was listed incorrectly as $23.82. As a result, the total return and the net realized and unrealized gain (loss) per share previously reported as -0.54% and $(0.08), were revised to -1.46% and $ (0.30), respectively. These revisions had no effect on the net asset value at the end of the period or the ratio and supplemental data above for the period ended August 31, 2009.


74 |

Guggenheim China All-Cap ETF

(PREVIOUSLY NAMED THE CLAYMORE/ALPHASHARES CHINA ALL-CAP ETF PRIOR TO SEPTEMBER 24, 2010)


                                                              FOR THE PERIOD
                                                           OCTOBER 19, 2009*
PER SHARE OPERATING PERFORMANCE                                      THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                AUGUST 31, 2010
----------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                          $     24.82
----------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income (loss) (a)                                  0.22
      Net realized and unrealized loss on investments                  (0.48)
----------------------------------------------------------------------------
         Total from investment operations                              (0.26)
----------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                $     24.56
============================================================================
   MARKET VALUE, END OF PERIOD                                   $     24.55
============================================================================
   TOTAL RETURN(b)
      Net asset value                                                  -1.05%
----------------------------------------------------------------------------
   RATIOS AND SUPPLEMENTAL DATA

      Net assets, end of period (thousands)                      $    61,402

      Ratio of net expenses to average net assets                       0.70%(c)

      Ratio of net investment income (loss) to average net
        assets                                                          1.02%(c)

      Portfolio turnover rate (d)                                         11%


*     Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

                                                                 PROSPECTUS | 75

Guggenheim China Technology ETF

(PREVIOUSLY NAMED THE CLAYMORE CHINA TECHNOLOGY ETF PRIOR TO SEPTEMBER 24, 2010)


                                                              FOR THE PERIOD
                                                           DECEMBER 8, 2009*
PER SHARE OPERATING PERFORMANCE                                      THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                AUGUST 31, 2010
----------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                     $          25.06
----------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income (loss) (a)                                  0.08
      Net realized and unrealized gain (loss)                          (0.78)
----------------------------------------------------------------------------
         Total from investment operations                              (0.70)
----------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                           $          24.36
============================================================================
   MARKET VALUE, END OF PERIOD                              $          24.40
============================================================================
   TOTAL RETURN(b)
      Net asset value                                                  -2.79%
----------------------------------------------------------------------------
   RATIOS AND SUPPLEMENTAL DATA
      Net assets, end of period (thousands)                 $         19,491

      Ratio of net expenses to average net assets                       0.70%(c)

      Ratio of net investment income to average net
        assets                                                          0.43%(c)

      Portfolio turnover rate (d)                                         11%


*     Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

76 |

Guggenheim EW Euro-Pacific LDRs ETF
(PREVIOUSLY NAMED THE CLAYMORE/BNY MELLON EW EURO-PACIFIC LDRS ETF PRIOR TO SEPTEMBER 24, 2010)


                                                                                                FOR THE PERIOD
PER SHARE OPERATING PERFORMANCE             FOR THE           FOR THE            FOR THE       MARCH 1, 2007**
FOR A SHARE OUTSTANDING                  YEAR ENDED        YEAR ENDED         YEAR ENDED               THROUGH
THROUGHOUT THE PERIOD               AUGUST 31, 2010   AUGUST 31, 2009    AUGUST 31, 2008       AUGUST 31, 2007
--------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF
     PERIOD                              $    17.03        $    20.48      $       25.29          $      24.15
--------------------------------------------------------------------------------------------------------------
   INCOME FROM INVESTMENT
     OPERATIONS
     Net investment income (loss) (a)          0.42              0.39               0.41                  0.28
     Net realized and unrealized gain
    (loss)                                    (0.45)            (3.29)             (4.30)                 0.86
--------------------------------------------------------------------------------------------------------------
      Total from investment
        operations                            (0.03)            (2.90)             (3.89)                 1.14
--------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS
      From and in excess of net
        investment income                     (0.20)            (0.55)             (0.92)                    -
--------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD       $     16.80        $    17.03      $       20.48          $      25.29
==============================================================================================================
   MARKET VALUE, END OF PERIOD          $     16.98        $    17.08      $       20.25          $      25.35
==============================================================================================================
   TOTAL RETURN *(b)
       Net asset value                        -0.25%           -13.44%            -16.03%                 4.72%

       RATIOS AND SUPPLEMENTAL DATA
       Net assets, end of period
         (thousands)                    $     3,394        $    3,440      $       4,138          $      5,108
       Ratio of net expenses to average
         net assets                            0.35%             0.55%(c)*          1.08%(d)*             1.32%(d)(e)*
       Ratio of net investment income
         (loss) to average net assets          2.36%             2.75%(c)*          1.75%(d)*             2.21%(d)(e)*
       Portfolio turnover rate (e)               40%              150%               105%                   55%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
       Ratio of total expenses to
         average net assets                     N/A              3.83%(c)           4.86%                 3.35%(e)
       Ratio of net investment income
         (loss) to average net assets           N/A             -0.53%(c)          -2.03%                 0.18%(e)


**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c) The 0.65% expense cap ratio was replaced with a 0.35% unitary investment advisory fee on March 31, 2009.


(d)   Reflects an expense cap of 0.65%

(e)   Annualized.

(f) Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.


                                                                 PROSPECTUS | 77

Guggenheim S&P Global Water Index ETF

(PREVIOUSLY NAMED THE CLAYMORE S&P GLOBAL WATER INDEX ETF PRIOR TO SEPTEMBER 24,
2010)


                                                                                               FOR THE PERIOD
PER SHARE OPERATING PERFORMANCE                FOR THE           FOR THE           FOR THE     MAY 14, 2007**
FOR A SHARE OUTSTANDING                     YEAR ENDED        YEAR ENDED        YEAR ENDED            THROUGH
THROUGHOUT THE PERIOD                  AUGUST 31, 2010   AUGUST 31, 2009   AUGUST 31, 2008    AUGUST 31, 2007
-------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF
     PERIOD                              $       16.88      $      23.22      $      24.86     $        24.78
-------------------------------------------------------------------------------------------------------------
   INCOME FROM INVESTMENT
   OPERATIONS
     Net investment income (loss)(a)              0.36              0.35              0.90               0.10
     Net realized and unrealized gain             0.07             (5.45)            (2.43)             (0.02)
     (loss)
-------------------------------------------------------------------------------------------------------------
      Total from investment operations            0.43             (5.10)            (1.53)              0.08
-------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS
     From and in excess of net
      investment income                          (0.20)            (1.24)            (0.11)                 -
-------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD        $       17.11      $      16.88      $      23.22     $        24.86
=============================================================================================================
   MARKET VALUE, END OF PERIOD           $       16.99      $      16.93      $      23.43     $        25.13
=============================================================================================================
   TOTAL RETURN *(b)
     Net asset value                              2.46%           -20.93%            -6.20%              0.32%
-------------------------------------------------------------------------------------------------------------
   RATIOS AND SUPPLEMENTAL DATA
     Net assets, end of period           $     192,289      $    178,938      $    348,351     $      253,545
       (thousands)
     Ratio of net expenses to average
       net assets*                                0.70%             0.70%             0.70%              0.72%(c)
     Ratio of net investment income
       (loss) to average net assets*              2.02%             2.29%             3.73%              1.41%(c)
     Portfolio turnover rate (d)                    17%               56%               38%                 1%

   * If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
         Ratio of total expenses to
           average net assets                     0.77%             0.88%             0.73%              0.83%(c)
         Ratio of net investment income
           (loss) to average net assets           1.95%             2.11%             3.70%              1.30%(c)


**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b)   Total investment return is calculated assuming a   purchase of a common
      share at the beginning of the period and a sale on the last   day of the
      period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

78 |

Guggenheim Solar ETF

(PREVIOUSLY NAMED THE CLAYMORE/MAC GLOBAL SOLAR ENERGY INDEX ETF PRIOR TO SEPTEMBER 24, 2010)


                                                                                             FOR THE PERIOD
PER SHARE OPERATING PERFORMANCE                       FOR THE                  FOR THE     APRIL 15, 2008**
FOR A SHARE OUTSTANDING                            YEAR ENDED               YEAR ENDED              THROUGH
THROUGHOUT THE PERIOD                         AUGUST 31, 2010          AUGUST 31, 2009      AUGUST 31, 2008
-----------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF
     PERIOD                                $             8.60     $              26.21     $          25.13
-----------------------------------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS
         Net investment income                          (0.01)                   (0.05)                0.02
           (loss)(a)
         Net realized and unrealized                    (1.26)                  (17.55)                1.06
           gain (loss)
-----------------------------------------------------------------------------------------------------------
           Total from investment                        (1.27)                  (17.60)                1.08
             operations
-----------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS
         From and in excess of net                          -                    (0.01)                   -
           investment income
         Return of capital                                  -                    (0.00)(b)                -
-----------------------------------------------------------------------------------------------------------
           Total distribution                               -                    (0.01)                   -
-----------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD          $             7.33     $               8.60     $          26.21
===========================================================================================================
   MARKET VALUE, END OF PERIOD             $             7.29     $               8.52     $          26.28
===========================================================================================================
   TOTAL RETURN *(c)
         Net asset value                               -14.77%                  -67.14%                4.30%

   RATIOS AND SUPPLEMENTAL DATA
         Net assets, end of period
           (thousands)                     $          147,688     $            166,565     $        186,583

         Ratio of net expenses to
           average net assets*                           0.66%                    0.70%                0.79%(d)

         Ratio of net investment
           income (loss) to
           average net assets*                          -0.09%                   -0.54%                0.16%(d)

         Portfolio turnover rate (e)                       17%                      86%                   9%

*     If certain expenses had not been waived or reimbursed by the Adviser,total return would have been lower and the ratios would have been as follows:
         Ratio of total expenses to average
           net assets                                    0.88%                    0.95%                0.93%(d)
         Ratio of net investment
           income (loss) to
           average net assets                           -0.31%                   -0.79%                0.02%(d)


**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.


(b)   Less than $0.01.

(c) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(d)   Annualized.

(e) Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.


                                                                 PROSPECTUS | 79

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

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

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

For More Information
Existing Shareholders or Prospective Investors

o Call your broker
o www.guggenheimfunds.com

DEALERS
o www.guggenheimfunds.com
o Distributor Telephone: (800) 345-7999

INVESTMENT ADVISER
Guggenheim Funds Investment Advisors, LLC
2455 Corporate West Drive
Lisle, Illinois 60532

DISTRIBUTOR
Guggenheim Funds Distributors, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532

CUSTODIAN
The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

LEGAL COUNSEL
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP
155 North Wacker Drive
Chicago, IL 60606

A Statement of Additional Information dated December 31, 2010, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.


You will find additional information about each Fund in its annual and semi-annual reports to shareholders, when available. The annual report will explain the market conditions and investment strategies affecting each Fund's performance during its last fiscal year.


You can ask questions or obtain a free copy of the Funds' shareholder reports or the Statement of Additional Information by calling 1-800-345-7999. Free copies of the Funds' shareholder reports and the Statement of Additional Information are available from our website at www.guggenheimfunds.com.


Information about each Fund, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC's Public Reference Room in Washington, DC or on the EDGAR database on the SEC's internet site (http://www.sec.gov). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-5850. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

PROSPECTUS

Distributor
Guggenheim Funds Distributors, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532


December 31, 2010

Investment Company Act File No. 811-21910.



                                                           ETF-PRO-T2COMBO2-1210


GUGGENHEIM

                    INVESTMENT COMPANY ACT FILE NO. 811-21910

                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED DECEMBER 31, 2010

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus dated December 31, 2010 for the Guggenheim China Consumer ETF (NYSE Arca: RAO) and the Guggenheim China Infrastructure ETF (NYSE Arca: GAO), each a series of the Claymore Exchange-Traded Fund Trust 2 (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, Guggenheim Funds Distributors, Inc., or by calling toll free 1-800-345-7999.




                                Table of Contents
                                                                            Page
                                                                            ----


GENERAL DESCRIPTION OF THE TRUST AND THE FUND.................................2


EXCHANGE LISTING AND TRADING..................................................3


INVESTMENT RESTRICTIONS AND POLICIES..........................................3


INVESTMENT POLICIES AND RISKS.................................................6


GENERAL CONSIDERATIONS AND RISKS.............................................10


MANAGEMENT...................................................................12


BROKERAGE TRANSACTIONS.......................................................26


ADDITIONAL INFORMATION CONCERNING THE TRUST..................................27


CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS........................31


TAXES........................................................................41


FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS.......................44


DETERMINATION OF NAV.........................................................45


DIVIDENDS AND DISTRIBUTIONS..................................................45


MISCELLANEOUS INFORMATION....................................................45


FINANCIAL STATEMENTS.........................................................47

                  GENERAL DESCRIPTION OF THE TRUST AND THE FUND



The Trust was organized as a Delaware statutory trust on June 8, 2006 and is authorized to have multiple series or portfolios. The Trust is an open end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of 13 investment portfolios. This Statement of Additional Information relates to the following investment portfolios: the Guggenheim China Consumer ETF and Guggenheim China Infrastructure ETF (each, a "Fund," and together, the "Funds"). Each Fund is based on an underlying index (each, an "Underlying Index," and together, the "Underlying Indices") of non-U.S. equity securities. Each Fund is "non-diversified" and, as such, the Funds' investments are not required to meet certain diversification requirements under the 1940 Act (1). The shares of the Funds are referred to herein as "Shares" or "Fund Shares."

         The Funds are managed by Guggenheim Funds Investment Advisors, LLC ("Guggenheim Funds Advisors" or the "Investment Adviser") (formerly known as Claymore Advisors, LLC).


         The Funds offer and issue Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in the relevant Underlying Indices (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). Each Fund anticipates that its Shares will be listed on the NYSE Arca, Inc. (the "NYSE Arca"). Fund Shares will trade on the NYSE Arca at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of large specified blocks of Shares set forth in the table below. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.




FUND(S)                                                       CREATION UNIT SIZE
--------------------------------------------------------------------------------

Guggenheim China Consumer ETF                                      50,000 Shares

Guggenheim China Infrastructure ETF

--------------------------------------------------------------------------------


         The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

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                          EXCHANGE LISTING AND TRADING

         There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of Shares of a Fund will continue to be met. The NYSE Arca may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the relevant Underlying Index is no longer calculated or available; or
(iii) such other event shall occur or condition exist that, in the opinion of the



(1) With respect to each Fund, if a Fund's investments are "diversified" under the 1940 Act for a period of three years, the Fund will then be considered "diversified" and will not be able to convert to a non-diversified fund without the approval of shareholders.


NYSE Arca, makes further dealings on the NYSE Arca inadvisable. The NYSE
Arca will remove the Shares of a Fund from listing and trading upon termination of such Fund.

         As in the case of other stocks traded on the NYSE Arca, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

         The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

                      INVESTMENT RESTRICTIONS AND POLICIES

INVESTMENT OBJECTIVES


         The investment objective of the Guggenheim Consumer ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "AlphaShares China Consumer Index."

         The investment objective of the Guggenheim China Infrastructure ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "AlphaShares China Infrastructure Index."

INVESTMENT RESTRICTIONS

         The Board of Trustees of the Trust (the "Board" or the "Trustees") has adopted as fundamental policies the Funds' respective investment restrictions, numbered (1) through (7) below. Each Fund, as a fundamental policy, may not:

         (1) Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that the Fund replicates, concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         (2) Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

         (3) Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

         (4) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

         (5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

         (6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

         (7) Issue senior securities, except as permitted under the 1940 Act.


         Pursuant to restriction (1), if a Fund's Underlying Index concentrates in an industry or group of industries, the Fund will concentrate its investments accordingly. If a Fund's Underlying Index ceases to concentrate in an industry or group of industries, the Fund will cease concentrating its investments accordingly.

         Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.


         With respect to restriction (2)(ii), each Fund does not currently intend to make investments or engage in other transactions constituting borrowing for 1940 Act purposes where such investments or transactions are for leverage or the purchase of investments.


         The foregoing fundamental investment policies cannot be changed as to a Fund without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

         In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed at any time by the Board of Trustees without shareholder approval. Each Fund may not:

         (1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

         (2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

         (3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

         (4) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

         (5) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.


         With respect to investment in illiquid securities, if changes in the values of a Fund's securities cause the Fund's holdings of illiquid securities to exceed the 15% limitation (as if liquid securities have become illiquid), the Fund will take such actions as it deems appropriate and practicable to attempt to reduce its holdings of illiquid securities.

         The Funds do not currently intend to engage in short sales.

         The investment objective of each Fund is a non-fundamental policy that can be changed by the Board of Trustees without approval by shareholders.

                          INVESTMENT POLICIES AND RISKS


         The discussed below supplements, and should be read in conjunction with, the "Non-Principal Investment Strategies" and "Non-Principal Risk Considerations" sections of the Prospectus.


         Loans of Portfolio Securities. Each Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. Pursuant to positions of the SEC staff, these loans cannot exceed 33 1/3% of each Fund's total assets. Voting rights in respect of such lent securities will typically pass to the borrower, but the Funds retain the right to call any security in anticipation of a vote that the Investment Adviser deems material to the security on loan.

         Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust's Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a "mark-to-market" basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, the Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.


         Repurchase Agreements. Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and
(ii) securities dealers ("Qualified Institutions"). The Investment Adviser will monitor the continued creditworthiness of Qualified Institutions.

         The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

         The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.


         Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Investment Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered a form of borrowing. Accordingly, the Fund may invest up to 33 1/3% of its total assets in reverse repurchase agreements, but the Fund currently expects to only invest in reverse repurchase agreements to a much more limited extent. Reverse repurchase agreeements are not part of the Fund's principal investment strategy.


         Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. or "A-1+" or "A-1" by Standard & Poor's or, if unrated, of comparable quality as determined by the Investment Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.


         Investment Companies. Each Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, or as otherwise permitted by the SEC, each Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.


         Real Estate Investment Trusts ("REITs"). Each Fund may invest in the securities of real estate investment trusts to the extent allowed by law, which pool investors' funds for investments primarily in commercial real estate properties. Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.

         Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

         Currency Transactions. No Fund expects to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's assets that are denominated in a foreign currency. A Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

         A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

         Futures and Options. Each Fund may utilize exchange-traded futures and options contracts and swap agreements.

         Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

         Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

         After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

         Each Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its Underlying Index. Under such circumstances, the Investment Adviser may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components. The Fund will not use such instruments for hedging purposes.

         An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

         Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.


         Restrictions on the Use of Futures Contracts and Options on Futures Contracts. The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Investment Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act(the "CEA"). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds' Prospectus and this Statement of Additional Information.

         Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

         The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

         The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, each Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

                        GENERAL CONSIDERATIONS AND RISKS


         A discussion of the risks associated with an investment in the Funds is contained in the Prospectus in the "Principal Investment Risks" and "Non-Principal Risk Considerations" sections. The discussion below supplements, and should be read in conjunction with, the "Principal Investment Risks" section of the Prospectus.


         An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

         An investment in the Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

         Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

         The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.


         The discussion below supplements, and should be read in conjunction with, the "Non-Principal Risk Considerations" section of the Prospectus.


         Risks of Currency Transactions. Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If a Fund utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of its Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

         Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

         Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

         The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. Each Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

         Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Indices if the index underlying the futures contract differs from the relevant Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to "segregate" customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Investment Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

         Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

         Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

         Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor -- (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.

                                   MANAGEMENT

         Trustees and Officers
         ---------------------


         The general supervision of the duties performed by the Investment Adviser for the Funds under the Investment Advisory Agreement is the responsibility of the Board of Trustees. The Trust currently consists of five Trustees, all of whom have no affiliation or business connection with the Investment Adviser, the Distributor or any of their affiliated persons and do not own any stock or other securities issued by the Investment Adviser (the "non-interested" or "independent" Trustees ("Independent Trustees")).

         The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser. As of the date of this SAI, the Fund Complex consists of the Trust's 13 portfolios, 25 separate portfolios of Claymore Exchange-Traded Fund Trust and 15 closed-end management investment companies.

                                                  TERM OF                               NUMBER OF              OTHER
                                               OFFICE AND THE                         PORTFOLIOS IN       DIRECTORSHIPS HELD
          NAME, ADDRESS            POSITION(S)   LENGTH OF         PRINCIPAL          FUND COMPLEX          BY TRUSTEES
      AND YEAR OF BIRTH OF          HELD WITH       TIME      OCCUPATION(S) DURING     OVERSEEN BY         DURING THE PAST
      INDEPENDENT TRUSTEES*           TRUST       SERVED**        PAST 5 YEARS           TRUSTEES            FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------
Randall C. Barnes                    Trustee     Since 2006   Private Investor.             48              None.
Year of Birth: 1951                                           Formerly, Senior Vice
                                                              President, Treasurer
                                                              (1993-1997),
                                                              President, Pizza Hut
                                                              International
                                                              (1991-1993) and Senior
                                                              Vice President,
                                                              Strategic Planning and
                                                              New Business
                                                              Development
                                                              (1987-1990) of
                                                              PepsiCo, Inc.
                                                              (1987-1997).

Roman                                Trustee     Since 2010   Founder of Roman              41              Director of
Friedrich III                                                 Friedrich & Company, which                    GFM
Year of                                                       specializes in the                            Resources
Birth: 1946                                                   provision of  financial                       Ltd.
                                                              advisory services                             (2005-present),
                                                              to corporations in                            Zincore,
                                                              the resource sector                           Metals
                                                              (1998-present).                               Inc.
                                                              Formerly, Managing                            (2009-present),
                                                              Director of TD Securities                     StrataGold
                                                              (1996-1998);                                  Corporation
                                                              Managing Director of                          (2003-2009),
                                                              Lancaster  Financial Ltd.                     and Gateway Gold
                                                              (1990-1996); Managing                         Corp. (2004-
                                                              Director of Burns Fry                         2008).
                                                              Ltd. (1980-1984); President
                                                              of Chase Manhattan
                                                              Bank (Canada) Ltd.
                                                              (1975-1977).

Robert B.                            Trustee     Since 2010   Consultant (1998-             42              Director of
Karn III                                                      present). Formerly,                           Peabody
Year of                                                       Managing Partner,                             Energy Company
Birth: 1942                                                   Financial and Economic                        (2003- present),
                                                              Consulting, St. Louis                         Natural
                                                              office of Arthur                              Resource
                                                              Andersen, LLP                                 Partners,
                                                              (1977-1997).                                  LLC (2002-
                                                                                                            present) and
                                                                                                            Kennedy Capital
                                                                                                            Management, Inc.
                                                                                                            (2002-present).


Ronald E. Toupin, Jr.                Trustee     Since 2006   Retired.  Formerly            47              None.
Year of Birth: 1958                                           Vice President,
                                                              Manager and
                                                              Portfolio Manager
                                                              of Nuveen Asset
                                                              Management
                                                              (1998-1999), Vice
                                                              President of Nuveen
                                                              Investment Advisory
                                                              Corporation
                                                              (1993-1999), Vice
                                                              President and
                                                              Manager of Nuveen
                                                              Unit Investment
                                                              Trusts (1991-1999),
                                                              and Assistant Vice
                                                              President and
                                                              Portfolio Manager
                                                              of Nuveen Unit
                                                              Investment Trusts
                                                              (1988-1999), each
                                                              of John Nuveen &
                                                              Company, Inc.
                                                              (1982-1999).




                                                  TERM OF                               NUMBER OF          OTHER
                                                 OFFICE AND                           PORTFOLIOS IN   DIRECTORSHIPS HELD
        NAME, ADDRESS              POSITION(S)   LENGTH OF         PRINCIPAL          FUND COMPLEX      BY TRUSTEES
    AND YEAR OF BIRTH OF            HELD WITH      TIME      OCCUPATION(S) DURING     OVERSEEN BY     DURING THE PAST
    INDEPENDENT TRUSTEES*             TRUST       SERVED**        PAST 5 YEARS           TRUSTEES        FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Ronald A. Nyberg                     Trustee     Since 2006  Partner of Nyberg &           51               None.
Year of Birth: 1953                                          Cassioppi, LLC, a law
                                                             firm specializing in
                                                             Corporate Law, Estate
                                                             Planning and Business
                                                             Transactions
                                                             (2000-present).
                                                             Formerly, Executive
                                                             Vice President,
                                                             General Counsel, and
                                                             Corporate Secretary of
                                                             Van Kampen Investments
                                                             (1982-1999).



----------------------
*    The business address of each Trustee is c/o Guggenheim Funds Investment
     Advisors, LLC, 2455 Corporate West Drive, Lisle, Illinois 60532.


**   This is the period for which the Trustee began serving the Trust. Each
     Trustee serves an indefinite term, until his successor is elected.

         The executive officers of the Trust, their term of office and length of time served and their principal business occupations during the past five years are shown below.

NAME, ADDRESS AND AGE OF        POSITION(S) HELD   LENGTH OF TIME
EXECUTIVE OFFICER               WITH TRUST             SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------

Kevin M. Robinson               Chief Legal        Since 2008
Year of birth: 1959             Officer                             Senior Managing Director, General Counsel
                                Chief Executive    Since 2010       and Corporate Secretary (2007-present) of
                                Officer                             Guggenheim Funds Investment Advisors, LLC and
                                                                    Guggenheim Funds Distributors, Inc.; Chief Legal
                                                                    Officer of certain funds in the Fund Complex.
                                                                    Formerly, Associate General Counsel (2000-
                                                                    2007) of NYSE Euronext, Inc. Formerly,
                                                                    Archipelago Holdings, Inc. Senior Managing
                                                                    Director and Associate General Counsel
                                                                    (1997-2000) of ABN Amro Inc. Formerly,
                                                                    Senior Counsel in the Enforcement Division
                                                                    (1989-1997) of the U.S. Securities and
                                                                    Exchange Commission.


John L. Sullivan                Chief Financial    Since 2010       Senior Managing Director and Head of Fund
Year of birth: 1955             Officer, Chief                      Administration of Guggenheim Funds Investment
                                Accounting                          Advisors, LLC (2010-present). Chief Financial
                                Officer and                         Officer, Chief Accounting Officer and Treasurer
                                Treasurer                           for certain funds in the Fund Complex. Formerly,
                                                                    Managing Director and Chief Compliance Officer for
                                                                    each of the funds in the Van Kampen Investments
                                                                    fund complex (2004-2010). Formerly, Managing
                                                                    Director and Head of Fund Accounting and
                                                                    Administration for Morgan Stanley Investment
                                                                    Management (2002-2004).


Bruce Saxon                     Chief              Since 2006       Vice President, Fund Compliance  Officer of
Year of birth: 1957             Compliance                          Guggenheim Funds Distributors, Inc. (2006-present).
                                Officer                             Chief Compliance Officer of certain funds
                                                                    in the Fund Complex. Formerly, Chief
                                                                    Compliance  Officer/Assistant  Secretary  of
                                                                    Harris Investment Management, Inc.
                                                                    (2003-2006). Director-Compliance of
                                                                    Harrisdirect LLC (1999-2003).


Elizabeth H. Hudson             Secretary          Since 2010       Assistant General Counsel of Guggenheim
Year of Birth: 1980                                                 Funds Services Secretary Group Inc. (2009-
                                                                    present). Assistant Secretary of certain funds
                                                                    in the Fund Complex. Formerly, Associate at Bell,
                                                                    Boyd & Lloyd LLP (n/k/a K&L Gates LLP) (2007-2008).
                                                                    J.D., Northwestern University (2004-2007).


William H. Belden III           Vice President     Since 2006       Managing Director of Guggenheim Funds Distributors,
Year of birth: 1965                                                 Inc. (2005-present). Formerly, Vice
                                                                    President of Product Management at Northern
                                                                    Trust Global Investments (1999-2005); Vice
                                                                    President of Stein Roe & Farnham (1995-1999).

NAME, ADDRESS
AND YEAR OF BIRTH OF            POSITION(S) HELD   LENGTH OF TIME
EXECUTIVE OFFICER               WITH TRUST             SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
Chuck Craig                     Vice President     Since 2006       Managing Director (2006-present), Vice
Year of birth: 1967                                                 President (2003-2006) of Guggenheim Funds
                                                                    Distributors, Inc. Formerly, Assistant Vice
                                                                    President, First Trust Portfolios, L.P.
                                                                    (1999-2003); Analyst, PMA Securities, Inc.
                                                                    (1996-1999).

David A. Botset                 Vice President     Since 2010       Senior Vice President, Guggenheim Funds
Year of Birth: 1974                                                 Distributors, Inc. (2008 to present). Formerly
                                                                    Vice President, Guggenheim Funds Distributors,
                                                                    Inc. (2007-2008); Assistant Vice President,
                                                                    Investment Development and Oversight, Nuveen
                                                                    Investments (2004 - 2007); Assistant Vice
                                                                    President Internal Sales and Service, Nuveen
                                                                    Investments.

James Howley                    Assistant          Since 2006       Vice President, Fund Administration of
Year of birth: 1972             Treasurer                           Guggenheim Funds Distributors, Inc. (2004-present).
                                                                    Formerly, Manager, Mutual Fund Administration
                                                                    of Van Kampen Investments, Inc.

Mark J.  Furjanic               Assistant          Since 2008
Year of birth: 1959             Treasurer                           Vice President, Fund Administration-Tax
                                                                    (2005-present) of Guggenheim Funds Investment
                                                                    Advisors, LLC and Guggenheim Funds Distributors,
                                                                    Inc.; Assistant Treasurer of certain funds in the
                                                                    Fund Complex.  Formerly, Senior Manager
                                                                    (1999-2005) for Ernst & Young LLP.

Donald P. Swade                 Assistant          Since 2008
Year of birth: 1972             Treasurer                           Vice President, Fund Administration (2006-present)
                                                                    of Guggenheim Funds Investment Advisors, LLC
                                                                    and Guggenheim Funds Distributors, Inc.; Assistant
                                                                    Treasurer of certain funds in the Fund
                                                                    Complex.  Formerly, Manager-Mutual Fund
                                                                    Financial Administration (2003-2006) for
                                                                    Morgan Stanley/Van Kampen Investments.

Mark E. Mathiasen               Assistant          Since 2008       Vice President; Assistant General Counsel
Year of birth: 1978             Secretary                           of Guggenheim Funds Distributors, Inc. (2007-
                                                                    present). Secretary of certain funds in the Fund
                                                                    Complex. Previously, Law Clerk, Idaho State
                                                                    Courts (2003-2006).


-------------------------
* The business address of each Officer is c/o Guggenheim Funds Investment Advisors, LLC, 2455 Corporate West Drive, Lisle, Illinois 60532.

** This is the period for which the Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

         For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below.


                             DOLLAR RANGE OF EQUITY              DOLLAR RANGE OF EQUITY
                                SECURITIES IN THE                   SECURITIES IN THE
                                  CLAYMORE CHINA                        CLAYMORE
                                  CONSUMER ETF                  CHINA INFRASTRUCTURE ETF
NAME OF TRUSTEE              (AS OF AUGUST 31, 2010)             (AS OF AUGUST 31, 2010)
----------------------------------------------------------------------------------------
Randall C. Barnes                    None                                  None
Roman Friedrich III                  None                                  None
Robert B. Karn III                   None                                  None
Ronald A. Nyberg                     None                                  None
Ronald E. Toupin                     None                                  None



                               AGGREGATE DOLLAR RANGE OF
                               EQUITY SECURITIES IN ALL
                                 REGISTERED INVESTMENT
                                 COMPANIES OVERSEEN BY
                                 TRUSTEE IN FAMILY OF
                                 INVESTMENT COMPANIES
NAME OF TRUSTEE                 (AS OF AUGUST 31, 2009)
---------------------------------------------------------
Randall C. Barnes                    Over $100,000
Roman Friedrich III                       None
Robert B. Karn III                  $10,001-50,000
Ronald A. Nyberg                     Over $100,000
Ronald E. Toupin                          None



         As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of a Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of a Fund.

Board Leadership Structure


         The primary responsibility of the Board of Trustees is to represent the interests of the Funds and to provide oversight of the management of the Funds. The Funds' day-to-day operations are managed by the Adviser and other service providers who have been approved by the Board. The Board is currently comprised of five Trustees, all of whom (including the chairman) are Independent Trustees. Generally, the Board acts by majority vote of all the Trustees, which includes a majority vote of the Independent Trustees.

         The Board has appointed an Independent Chairperson, who presides at Board meetings and who is responsible for, among other things, participating in the planning of Board meetings, setting the tone of Board meetings and seeking to encourage open dialogue and independent inquiry among the trustees and management. The Board has established two standing committees (as described below) and has delegated certain responsibilities to those committees, each of which is comprised solely of Independent Trustees. The Board and its committees will meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers, review the Funds' financial statements, oversee compliance with regulatory requirements, and review performance. The Independent Trustees are represented by independent legal counsel at Board and committee meetings. The Board has determined that this leadership structure, including an Independent Chairperson, a supermajority of Independent Trustees and committee membership limited to Independent Trustees, is appropriate in light of the characteristics and circumstances of the Trust.

Qualifications and Experience of Trustees and Nominees

         The Trustees were selected to serve and continue on the Board based upon their skills, experience, judgment, analytical ability, diligence, ability to work effectively with other Trustees, availability and commitment to attend meetings and perform the responsibilities of a Trustee and a demonstrated willingness to take an independent and questioning view of management.

         The following is a summary of the experience, qualifications, attributes and skills of each Trustee that support the conclusion, as of the date of this SAI, that each Trustee should serve as a Trustee in light of the Trust's business and structure. References to the qualifications, attributes and skills of Trustees do not constitute holding out of any Trustee as being an expert in such area.

         Randall C. Barnes. Mr. Barnes has served as a Trustee of the Trust and other funds in the Fund Complex since 2003. Mr. Barnes also serves on the board of certain funds sponsored by Claymore Investments, Inc., a wholly-owned subsidiary of Guggenheim Funds Services Group, Inc. Through his service as a Trustee of the Trust and as chairman of the Audit Committee, employment experience as President of Pizza Hut International and as Treasurer of PepsiCo, Inc., and his personal investment experience, Mr. Barnes is experienced in financial, accounting, regulatory and investment matters.

         Roman Friedrich III. Mr. Friedrich has served as a trustee of other funds in the Fund Complex since 2004. Mr. Friedrich also serves on the board of certain fund sponsored by Claymore Investments, Inc., a wholly owned subsidiary of Guggenheim Funds Services Group, Inc. Through his service as a trustee of other funds in the Fund Complex, his service on other public company boards, his experience as founder and chairman of Roman Friedrich & Company, a financial advisory firm and his prior experience as a senior executive of various financial securities firms, Mr. Friedrich is experienced in financial, investment and regulatory matters.

         Robert B. Karn III. Mr. Karn has served as a trustee of other funds in the Fund Complex since 2004. Through his service as a trustee of other funds in the Fund Complex, his service on other public and private company boards, his experience as an accountant and consultant, and his prior experience, including Managing Partner of the Financial and Economic Consulting Practice of the St. Louis office at Arthur Andersen, LLP, Mr. Karn is experienced in accounting, financial, investment and regulatory matters.

         Ronald A. Nyberg. Mr. Nyberg has served as a Trustee of the Trust and other funds in the Fund Complex since 2003. Through his service as a Trustee of the Trust and as chairman of the Nominating & Governance Committee, his professional training and experience as an attorney and partner of a law firm, Nyberg & Cassioppi, LLC, and his prior employment experience, including Executive Vice President and General Counsel of Van Kampen Investments, an asset management firm, Mr. Nyberg is experienced in financial, regulatory and governance matters.


         Ronald E. Toupin, Jr. Mr. Toupin has served as a Trustee of the Trust and other funds in the Fund Complex since 2003. Through his service as a Trustee of the Trust and as chairman of the Board, and his professional training and employment experience, including Vice President and Portfolio Manager for Nuveen Asset Management, an asset management firm, Mr. Toupin is experienced in financial, regulatory and investment matters.

         Each Trustee also now has considerable familiarity with the Trust, its adviser and other service providers, and their operations, as well as the special regulatory requirements governing regulated investment companies and the special responsibilities of investment company trustees as a result of his substantial prior service as a Trustee of certain funds in the Fund Complex.

Board's Role in Risk Oversight

         Consistent with its responsibility for oversight of the Trust, the Board, among other things, oversees risk management of the Funds' investment program and business affairs directly and through the committee structure it has established. The Board has established the Audit Committee and the Nominating and Governance Committee to assist in its oversight functions, including its oversight of the risks the Funds face. Each committee reports its activities to the Board on a regular basis. Risks to the Funds include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk, as well as the overall business risk relating to the Funds. The Board has adopted, and periodically reviews, policies, procedures and controls designed to address these different types of risks. Under the Board's supervision, the officers of the Trust, the Adviser and other service providers to the Funds also have implemented a variety of processes, procedures and controls to address various risks. In addition, as part of the Board's periodic review of the Funds' advisory and other service provider agreements, the Board may consider risk management aspects of the service providers' operations and the functions for which they are responsible.

         The Board requires officers of the Trust to report to the full Board on a variety of matters at regular and special meetings of the Board and its committees, as applicable, including matters relating to risk management. The Audit Committee also receives reports from the Funds' independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Board meets with the Fund's Chief Compliance Officer, including separate meetings with the Independent Trustees in executive session, to discuss compliance matters and, on at least an annual basis, receives a report from the Chief Compliance Officer regarding the effectiveness of the Funds' compliance program. The Board, with the assistance of Trust management, reviews investment policies and risks in connection with its review of the Funds' performance. In addition, the Board receives reports from the Adviser on the investments and securities trading of the Funds. With respect to valuation, the Board oversees a pricing committee comprised of Trust officers and Adviser personnel and has approved Fair Valuation procedures applicable to valuing the Funds' securities, which the Board and the Audit Committee periodically reviews. The Board also requires the Adviser to report to the Board on other matters relating to risk management on a regular and as-needed basis.

Role of Diversity in Considering Board Candidates

         In considering Trustee nominee candidates, the Nominating and Governance Committee takes into account a wide variety of factors, including the overall diversity of the Board's composition. The Nominating and Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.

Board Committees

         Messrs. Barnes, Friedrich, Karn, Nyberg and Toupin who are not "interested persons" of the Trust, as defined in the 1940 Act, serve on the Trust's Nominating and Governance Committee. The Nominating and Governance Committee is responsible for recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating and Governance Committee would consider recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Trust. The Trust does not have a standing compensation committee. During the Funds' fiscal years ended August 31, 2010, the Trust's Nominating and Governance Committee met five times.

         Messrs. Barnes, Friedrich, Karn, Nyberg and Toupin who are not "interested persons" of the Trust, as defined in the 1940 Act, serve on the Trust's Audit Committee. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and internal controls of the Trust and, as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Trust's financial statements and the audit thereof and acting as a liaison between the Board of Trustees and the Trust's independent registered public accounting firm. During the Funds' fiscal years ended August 31, 2010, the Trust's Audit Committee met four times.


         Remuneration of Trustees and Officers
         -------------------------------------

         The Trust, together with Claymore Exchange-Traded Fund Trust, pays each Independent Trustee a fee of $25,000 per year, and also pays an annual fee of $4,500 to the independent chairperson of the Board of Trustees and an annual fee of $1,500 to the independent chairperson of the Audit Committee or the Nominating and Governance Committee. In addition, the Trust pays each Independent Trustee a fee of (a) $1,000 for each regular or special meeting of the Board of Trustees attended by such Trustee, (b) $1,000 for each meeting of the Board of Trustees for the organization of one or more new separate series of the Trust attended by such Trustee, (c) $500 for each meeting of the Audit Committee or Nominating and Governance Committee attended by such Trustee (in each case whether the meeting occurs and/or the Trustee attends in person or by telephone).


         Effective January 1, 2011, the following fees will be paid to the Independent Trustees: (i) annual retainer of $35,000 per Trustee; (ii) annual fee of $4,500 to the chairperson of the Board; (iii) annual fee of $3,000 to the chairperson of the Audit committee; (iv) annual fee of $1,500 to the chairperson of the Nominating and Governance committee. The meeting fees will remain the same.

         Officers who are employed by the Investment Adviser receive no compensation or expense reimbursements from the Trust.

         The table below shows the compensation that is contemplated to be paid to Trustees for the Funds' fiscal year ending August 31, 2010, assuming a full fiscal year of operations for the fiscal year ending August 31, 2010:


         The table below shows the compensation that was paid to Trustees for all of the Funds in the Claymore Exchange-Traded Fund Trust with a fiscal year ended August 31, 2010 as well as total compensation paid to them from all registered funds in the Fund Complex for the fiscal year ended August 31, 2010.

                                                                     PENSION OR
                                                                     RETIREMENT
                                                                   BENEFITS ACCRUED      TOTAL COMPENSATION
                                          AGGREGATE COMPENSATION    AS PART OF FUND        PAID FROM FUND
           NAME OF TRUSTEE                    FROM THE TRUST           EXPENSES              COMPLEX(1)
INDEPENDENT TRUSTEES
Randall C. Barnes                                $21,063                    N/A                 $269,155
Roman Friedrich III                              $ 2,000                    N/A                 $ 54,250
Robert B. Karn III                               $ 2,000                    N/A                 $ 54,000
Ronald A. Nyberg                                 $21,063                    N/A                 $373,170
Ronald E. Toupin, Jr.                            $22,188                    N/A                 $314,825


         The officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.

         As of the date hereof, no person owned 5% or more of the outstanding shares of each Fund.

         Investment Adviser. The Investment Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.


     Portfolio Managers. Chuck Craig, CFA, Managing Director, Portfolio Management and Supervision, and Saroj Kanuri, CFA, Vice President, ETF Portfolio Management, of Guggenheim Funds Advisors, serve as portfolio managers for the Funds and are responsible for the day-to-day management of each Fund's portfolio.

     Other Accounts Managed by the Portfolio Managers.


     As of August 31, 2010, Messrs. Craig and Kanuri managed two registered investment companies (consisting of a total of 40 separate series) with a total of approximately $2.9 billion in assets; Mr. Craig managed 31 pooled investment vehicles other than registered investment companies with a total of approximately $5 billion in assets, while Mr. Kanuri managed no such other pooled investment vehicles. Neither Mr. Craig nor Mr. Kanuri managed any other accounts.


     Although the funds in the Trust that are managed by Messrs. Craig and Kanuri may have different investment strategies, each has a portfolio objective of replicating its underlying index. The Investment Adviser does not believe that management of the different funds of the Trust presents a material conflict of interest for the portfolio managers or the Investment Adviser.

     Portfolio Manager Compensation. The portfolio managers' compensation consists of the following elements:

     Base salary: Each portfolio manager is paid a fixed base salary by the Investment Adviser which is set at a level determined to be appropriate based upon the individual's experience and responsibilities.

     Annual bonus: Each portfolio manager is eligible for a discretionary annual bonus. There is no policy regarding, or agreement with, the portfolio manager to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the portfolio manager. Each portfolio manager also participates in benefit plans and programs generally available to all employees of the Investment Adviser.

     Securities Ownership of the Portfolio Managers. As of August 31, 2010, Mr. Craig and Mr. Kanuri did not own shares of the Funds.

         Investment Advisory Agreement. Pursuant to an Investment Advisory Agreement between the Investment Adviser and the Trust, the Investment Adviser is responsible for all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expenses, distribution fees or expenses, if any, brokerage expenses, taxes, and extraordinary expenses not incurred in the ordinary course of the Funds' business. For the Investment Adviser's services to the Funds, each Fund has agreed to pay an annual management fee equal to a percentage of its average daily net assets set for the in the chart below:

              FUND                                       FEE
-------------------------------------- -------------------------------------
Guggenheim China Consumer ETF              0.70% of average daily net assets
-------------------------------------  -------------------------------------
Guggenheim China Infrastructure ETF        0.70% of average daily net assets
-------------------------------------  -------------------------------------

         Under the Investment Advisory Agreement, the Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues until November 16, 2011, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Agreement terminates automatically upon assignment and is terminable at any time without penalty as to each Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund's outstanding voting securities on 60 days written notice to the Investment Adviser, or by the Investment Adviser on 60 days written notice to the Fund.

         Guggenheim Funds Advisors is located at 2455 Corporate West Drive, Lisle, Illinois 60532. Guggenheim Funds Services Group, Inc., the parent company of Guggenheim Funds Advisors, is a wholly-owned subsidiary of Guggenheim Partners, LLC ("Guggenheim"). Guggenheim is a diversified financial services firm whose primary business lines include asset management, investment advisory, fixed income brokerage, institutional finance, and merchant banking. Through its affiliates, including Guggenheim Partners Asset Mangement, Inc., Guggenheim has more than $100 billion of assets under supervision. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.

         Administrator. Guggenheim Funds Advisors also serves as the Trust's administrator. Pursuant to an administration agreement, Guggenheim Funds Advisors provides certain administrative, bookkeeping and accounting services to the Trust. Guggenheim Funds Advisors is compensated for its services to the Funds solely from the unitary management fee pursuant to the Investment Advisory Agreement.


         Custodian and Transfer Agent. The Bank of New York Mellon ("BNY"), located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Fund pursuant to a Custodian Agreement. As custodian, BNY holds the Funds' assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. BNY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. As compensation for the foregoing services, BNY receives certain out-of-pocket costs, transaction fees and asset based fees which are accrued daily and paid monthly by the Investment Adviser from the management fee pursuant to the revised Investment Advisory Agreement.

         Distributor. Guggenheim Funds Distributors, Inc. ("Guggenheim Funds Distributors") is the Distributor of the Funds' Shares. Its principal address is 2455 Corporate West Drive, Lisle, Illinois 60532. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Unit Aggregations."

         12b-1 Plan. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of the percentage of its average daily net assets as set forth in the chart below.

--------------------------------------------------------------------------------
                FUND                                        FEE
-------------------------------------------  ------------ ----------------------
Guggenheim China Consumer ETF                 0.25% of average daily net assets
-------------------------------------------  ------------ ----------------------
Guggenheim China Infrastructure ETF           0.25% of average daily net assets
-------------------------------------------  ------------ ----------------------

         The Trust may pay a monthly fee not to exceed 0.25% per annum of each Fund's average daily net assets to reimburse the Distributor for actual amounts expended to finance any activity primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services, including but not limited to (i) delivering copies of the Trust's then-current prospectus to prospective purchasers of such Creation Units; (ii) marketing and promotional services including advertising; (iii) facilitating communications with beneficial owners of shares of the Fund; and (iv) such other services and obligations as are set forth in the Distribution Agreement. Distribution expenses incurred in any one year in excess of 0.25% of the Fund's average daily net assets may be reimbursed in subsequent years subject to the annual 0.25% limit and subject further to the approval of the Board of Trustees, including a majority of the Independent Trustees. The Distributor may use all or any portion of the amount received pursuant to the Plan to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services, pursuant to agreements with the Distributor, or to pay any of the expenses associated with other activities authorized under the Plan.

         The Plan shall, unless terminated as set forth below, remain in effect with respect to each Fund provided that its continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund. In the event of termination or non-continuance of the Plan, the Trust may reimburse any expense which it incurred prior to such termination or non-continuance, provided that such reimbursement is specifically approved by both a majority of the Board of Trustees and a majority of the Independent Trustees.

         Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

         The Plan was adopted in order to permit the implementation of the Funds' method of distribution. However, no such fee is currently charged to the Funds, and there are no plans in place to impose such a fee. In addition, the Board of Trustees has adopted a resolution that no such fees will be paid for at least 12 months from the date of this SAI.


         FINANCIAL INTERMEDIARY COMPENSATION. The Investment Adviser and/or its subsidiaries or affiliates ("Guggenheim Entities") may pay certain broker-dealers, banks and other financial intermediaries ("Intermediaries") for certain activities related to the Funds or other Guggenheim funds ("Payments"). Any Payments made by Guggenheim Entities will be made from their own assets and not from the assets of the Funds. Although a portion of Guggenheim Entities' revenue comes directly or indirectly in part from fees paid by the Funds and other Guggenheim funds, Payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, a Fund or other Guggenheim funds. Guggenheim Entities may make Payments for Intermediaries' participating in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about the Funds or for other activities, such as participation in marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems ("Education Costs"). Guggenheim Entities may also make Payments to Intermediaries for certain printing, publishing and mailing costs associated with the Funds or materials relating to exchange-traded funds in general ("Publishing Costs"). In addition, Guggenheim Entities may make Payments to Intermediaries that make shares of the Funds and certain other Guggenheim funds available to their clients or for otherwise promoting the Funds and other Guggenheim funds. Payments of this type are sometimes referred to as revenue-sharing payments.

         Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive, Payments create conflicts of interest between the Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the Funds and other Guggenheim funds over other investments. The same conflict of interest exists with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.

         Guggenheim Entities may determine to make Payments based on any number of metrics. For example, Guggenheim Entities may make Payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary's services at defined levels or an amount based on the Intermediary's net sales of one or more Guggenheim funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. As of the date of this SAI, Guggenheim anticipates that the Payments paid by Guggenheim Entities in connection with the Funds and other Guggenheim funds will be immaterial to Guggenhiem Entities in the aggregate for the next year. Please contact your salesperson or other investment professional for more information regarding any Payments his or her Intermediary firm may receive. Any payments made by the Guggenheim Entities to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of Guggenheim funds.


         Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the Financial Industry Regulatory Authority ("FINRA").

         The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository" below).

         Index Provider. Set forth below is a list of each Fund and the Underlying Index upon which it is based.



----------------------------------------------------------------------------------------------------
FUND                                                         UNDERLYING INDEX
------------------------------------------------------------ ---------------------------------------
Guggenheim China Consumer ETF                                AlphaShares China Consumer Index
------------------------------------------------------------ ---------------------------------------
Guggenheim China Infrastructure ETF                          AlphaShares China Infrastructure Index
------------------------------------------------------------ ---------------------------------------

         AlphaShares, LLC, the Fund's index provider ("AlphaShares") is not affiliated with the Funds or with the Investment Adviser. Each Fund is entitled to use its Underlying Index pursuant to a sub-licensing arrangement with the Investment Adviser, which in turn has a licensing agreement with AlphaShares.

         The only relationship that AlphaShares has with the Investment Adviser or Distributor of the Funds in connection with the Funds is that each has licensed certain of its intellectual property, including the determination of the component securities of the Underlying Index and the name of the Underlying Indices. The Underlying Indices are selected and calculated without regard to the Investment Adviser, Distributor or owners of the Funds. AlphaShares has no obligation to take the specific needs of the Investment Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Index. AlphaShares is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the net asset value of the Funds. AlphaShares has no obligation or liability in connection with the administration, marketing or trading of the Funds.

         ALPHASHARES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR THEIR UNDERLYING INDICES. ALPHASHARES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE INVESTMENT ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN. ALPHASHARES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INDICES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ALPHASHARES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUND OR THE UNDERLYING INDICES, EVEN IF ALPHASHARES IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                             BROKERAGE TRANSACTIONS

         The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

         In seeking to implement the Trust's policies, the Investment Adviser effects transactions with those brokers and dealers that the Investment Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Investment Adviser and its affiliates do not currently participate in soft dollar transactions.

         The Investment Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by a Fund and one or more other investment companies or clients supervised by the Investment Adviser are considered at or about the same time, transactions in such securities may be allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Investment Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

                   ADDITIONAL INFORMATION CONCERNING THE TRUST

         The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Delaware statutory trust on June 8, 2006.

         The Trust is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust currently is comprised of 13 funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

         Each Share issued by a Fund has a pro rata interest in the assets of that Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation. The Trustees may at any time, by majority vote and without shareholder approval, cause a Fund to redeem all of its Shares and liquidate.

         Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds, including the Funds, of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

         The Declaration of Trust may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

         The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 51% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

         The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

         Shareholders may make inquiries by writing to the Trust, c/o the Distributor, 2455 Corporate West Drive, Lisle, Illinois 60532.

         Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

         DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

         DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the NYSE Arca and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

         Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

         Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

         Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

         The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

         DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

         Proxy Voting. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Investment Adviser. The Investment Adviser engages a third-party proxy service, such as Institutional Shareholder Services or a similar service, to vote all proxies on behalf of the Funds. The Investment Adviser periodically reviews the proxy voting results to ensure that proxies are voted in accordance with the service's guidelines and that proxies are voted in a timely fashion. To avoid any conflicts of interest, the Investment Adviser does not have authority to override the recommendations of the third party service provider, except upon the written authorization of the client directing the Investment Adviser to vote in a specific manner. All overrides shall be approved by the Chief Compliance Officer.


         To the extent that the third party service provider seeks the Investment Adviser's direction on how to vote on any particular matter, the Chief Compliance Officer and Chief Financial Officer shall determine whether any potential conflict of interest is present. If a potential conflict of interest is present, the Investment Adviser shall seek instructions from clients on how to vote that particular item.


         The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds also will be available at no charge upon request by calling 1-888-949-3837 or by writing to Claymore Exchange-Traded Fund Trust 2 at 2455 Corporate West Drive, Lisle, IL 60532. The Funds' Form N-PX will also be available on the SEC's website at www.sec.gov.

         Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund's portfolio holdings with the SEC on Form N-Q. The Trust will also disclose a complete schedule of each Fund's portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Form N-Q and Form N-CSR for the Fund will be available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q and Form N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-5850. The Fund's Form N-Q and Form N-CSR will be available without charge, upon request, by calling 1-888-949-3837 or by writing to Claymore Exchange-Traded Fund Trust at 2455 Corporate West Drive, Lisle, IL 60532.


         Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Funds and their service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Investment Adviser or any affiliated person of the Investment Adviser) in connection with the disclosure of portfolio holdings information of the Funds. The Trust's policy is implemented and overseen by the Chief Compliance Officer of the Funds, subject to the oversight of the Board of Trustees. Periodic reports regarding these procedures will be provided to the Board of Trustees of the Trust. The Board of Trustees of the Trust must approve all material amendments to this policy. The Funds' complete portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the NYSE Arca, via the National Securities Clearing Corporation (NSCC). The basket represents one Creation Unit of each Fund. The Trust, the Investment Adviser and the Distributor will not disseminate non-public information concerning the Trust.


         Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Investment Adviser and the Distributor (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

         The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Investment Adviser and the Distributor ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

         Creation. The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

         A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" -- per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index ("Fund Securities") and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

         The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount" -- an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

         The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the NYSE Arca (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Funds.

         Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Funds until such time as the next-announced composition of the Deposit Securities is made available.

         The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Investment Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC, or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC will be at the expense of the Fund and will affect the value of all Shares; but the Investment Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Investment Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

         In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Funds.

         Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A DTC Participant is also referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

         All orders to create Creation Unit Aggregations, (through an Authorized Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE Arca ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders placed by an Authorized Participant in the event that the Trust permits (at the request of the Authorized Participant) the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order placed by an Authorized Participant must be received no later than 4:00 p.m. Eastern time on the trade date in the event that the Trust requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the "Placement of Creation Orders" section). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

         All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

         Orders for Creation Unit Aggregations. Those placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

         Placement of Creation Orders. For each Fund, the Custodian shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor's behalf by the closing time of the regular trading session on the NYSE Arca on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

         The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

         To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of the Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 115%, which the Investment Adviser may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

         Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

         Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Investment Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Investment Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Investment Adviser, the Distributor, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

         Creation Transaction Fee. Investors will be required to pay a fixed creation transaction fee, described below, payable to Guggenheim Funds Distributors regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

         The Standard and Maximum Creation/Redemption Transaction Fee for each Fund is set forth in the table below:


                                                                STANDARD                    MAXIMUM
                                                                CREATION/REDEMPTION         CREATION/REDEMPTION
FUND                                                            TRANSACTION FEE             TRANSACTION FEE
--------------------------------------------------------------- --------------------------- --------------------------
Guggenheim China Consumer ETF                                             $5,500                     $22,000
--------------------------------------------------------------- --------------------------- --------------------------

Guggenheim China Infrastructure ETF                                       $4,000                     $16,000
--------------------------------------------------------------- --------------------------- --------------------------


         Redemption of Fund Shares in Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

         An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of Shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the Shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from a Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

         With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the NYSE Arca (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

         Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

         The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

         Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

         Placement of Redemption Orders. Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Custodian no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three Business days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Fund.

         In connection with taking delivery of shares of Fund Securities upon redemption of shares of the Fund, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

         To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Fund's Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant to deliver the missing shares as soon as possible. Such understanding shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 115%, which the Investment Adviser may change from time to time, of the value of the missing shares.

         The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked to market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

         The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Custodian by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

         If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

         Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

         Because the Portfolio Securities of a Fund may trade on the relevant exchange(s) on days that the NYSE Arca is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase and sell shares of such Fund on the NYSE Arca, on days when the NAV of such Fund could be significantly affected by events in the relevant foreign markets.

         Regular Holidays. Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of "T" plus three Business Days (i.e., days on which the national securities exchange is open). The Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

         The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for each Fund, in certain circumstances. The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Funds. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

         The dates in calendar year 2011 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

         Redemption. The longest redemption cycle for each Fund is a function of the longest redemption cycles among the countries whose stocks comprise such Fund. In the calendar year 2011*, the dates of the regular holidays affecting the following securities markets present the worst-case redemption cycle for each Fund is as follows:

2011*

COUNTRY                     REDEMPTION REQUEST DATE    REDEMPTION SETTLEMENT DATE        SETTLEMENT PERIOD
----------------------------------------------------------------------------------------------------------------

China









Indonesia



Japan



Malaysia



Malta


Panama






Qatar

South Korea



Spain



Thailand



United Arab Emirates



*  Holidays are subject to change without further notice.



COUNTRY                           REDEMPTION REQUEST DATE    REDEMPTION SETTLEMENT DATE        SETTLEMENT PERIOD
----------------------------------------------------------------------------------------------------------------

RUSSIA**




----------------------

** Assume likely 2011 holiday based on prior year. Settlement cycle in Russia is negotiated on a deal by deal basis. Above data reflects a hypothetical
     T+3 cycle.

                                      TAXES


         Each Fund intends to qualify for and to elect to be treated as a separate regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code (the "Code"). As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes, but is not limited to, dividends, interest and net short-term capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of a Fund's current and accumulated earnings and profits. In addition, in order to requalify for taxation as a RIC, a Fund may be required to recognize unrealized gain, pay substantial taxes and interest and make certain distributions.

         Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.


         Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98.2% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.


         Each Fund may make investments that are subject to special federal income tax rules, such as investments in structured notes, swaps, options, futures contracts and non-U.S. corporations classified as "passive foreign investment companies." These special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by a Fund. Each Fund may need to borrow money or dispose of some of its investments earlier than anticipated in order to meet its distribution requirements. See "Federal Tax Treatment of Futures and Options Contracts" for certain federal income tax rules regarding futures and options contracts.

         Distributions from a Fund's net investment income, including any net short term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income. Distributions reinvested in additional Shares of a Fund through the means of a dividend reinvestment service will be taxable dividends to shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long term capital gains, if any, in excess of net short term capital losses are taxable as long term capital gains, regardless of how long shareholders have held the Shares. Capital loss realized on the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder.

         Dividends declared by a Fund in October, November or December and paid to shareholders of record of such months during the following January may be treated as having been received by such shareholders in the year the distributions were declared.

         As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.


         Long-term capital gains tax of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2013. Thereafter, without further Congressional action, that rate will return to 20%. In addition, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Without further Congressional action, the lower tax rate on qualified dividend income will not apply after December 31, 2012 and all ordinary diviends will be taxed at ordinary income tax rate. Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, each Fund will report the amount of dividends to non-corporate shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

         Dividends and interest received by a Fund and capital gains may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

         If more than 50% of a Fund's total assets at the end of its taxable year consist of foreign stock or securities, the Fund intends to elect to "pass through" to its investors certain foreign income taxes paid by the Fund, with the result that each investor will (i) include in gross income, as an additional dividend, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal tax), subject to certain limitations, the investor's pro rata share of the Fund's foreign income taxes.

         If, for any calendar year, the total distributions made exceed a Fund's current and accumulated earnings and profit, the excess will, for U.S. federal income tax purposes, be treated as a tax free return of capital to each shareholder up to the amount of the shareholder's basis in his or her shares, and thereafter as gain from the sale of shares. The amount treated as a tax free return of capital will reduce the shareholder's adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her shares.

         The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date on which the Shares are disposed. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders (including undistributed capital gain included in income). Distribution of ordinary income and capital gains may also be subject to state and local taxes.


         Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the U.S. will generally be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to U.S. withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the U.S. or
(ii) in the case of an non-corporate shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the U.S. will generally be subject to U.S. federal net income taxation at regular income tax rates. For taxable years of the Fund beginning before January 1, 2012, dividends paid by the Fund to shareholders who are nonresident aliens or foreign entities that are properly designated by the Fund as "short-term capital gain dividends" or "interest-related dividends" and that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), will generally not be subject to U.S. withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. A Fund may determine not to make such designations nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax and possible applicablity of U.S estate tax.

         Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

         The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

             FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

         Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from broad based index options and futures contracts that are listed on a qualified board or exchange are generally required to be marked to market and will result in 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

         In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities (including net income derived from an interest in certain "qualified publicly traded partnerships"). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund's business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

         Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on certain futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

                              DETERMINATION OF NAV

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "How to Buy and Sell Shares - Pricing Fund Shares."

         The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

         In computing each Fund's NAV, the Fund's securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

                           DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

         General Policies. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

         Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

         Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

                            MISCELLANEOUS INFORMATION

         Counsel. Dechert LLP, 1095 Avenue of the Americas, New York, NY 10036-6797, is counsel to the Trust.

         Independent Registered Public Accounting Firm. Ernst & Young LLP, 155 North Wacker Drive, Chicago, IL 60606, serves as the Funds' independent registered public accounting firm. They audit the Funds' financial statements and perform other audit-related and tax services.

                              FINANCIAL STATEMENTS



         The Trust's audited financial statements, including the financial highlights for the year ended August 31, 2010, filed electronically with the Securities and Exchange Commission, are incorporated by reference and made part of this Statement of Additional Information. You may request a copy of the Trust's Annual Report at no charge by calling 1-800-345-7999 during normal business hours.

                    INVESTMENT COMPANY ACT FILE NO. 811-21910

                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2

                       STATEMENT OF ADDITIONAL INFORMATION



                            DATED DECEMBER 31, 2010


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus dated December 31, 2010 for the Guggenheim Airline ETF (NYSE Arca: FAA), Guggenheim China All-Cap ETF (NYSE Arca: YAO), Guggenheim China Technology ETF (NYSE Arca: CQQQ), Guggenheim EW Euro-Pacific LDRs ETF (NYSE Arca: EEN), Guggenheim S&P Global Water Index ETF (NYSE Arca:
CGW) and Guggenheim Solar ETF (NYSE Arca: TAN) each a series of the Claymore Exchange-Traded Fund Trust 2 (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, Guggenheim Funds Distributors, Inc., or by calling toll free 1-800-345-7999.



Table of Contents

                                                                           Page

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS................................2


EXCHANGE LISTING AND TRADING..................................................3


INVESTMENT RESTRICTIONS AND POLICIES..........................................3


INVESTMENT POLICIES AND RISKS.................................................7


GENERAL CONSIDERATIONS AND RISKS.............................................10


MANAGEMENT...................................................................13


BROKERAGE TRANSACTIONS.......................................................31


ADDITIONAL INFORMATION CONCERNING THE TRUST..................................33


CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS........................38


TAXES........................................................................63


FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS.......................66


DETERMINATION OF NAV.........................................................66


DIVIDENDS AND DISTRIBUTIONS..................................................66


MISCELLANEOUS INFORMATION....................................................67

FINANCIAL STATEMENTS.........................................................67

                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS


The Trust was organized as a Delaware statutory trust on June 8, 2006 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of 13 investment portfolios. This Statement of Additional Information relates to the following six investment portfolios: the Guggenheim Airline ETF, Guggenheim China All-Cap ETF, Guggenheim China Technology ETF, Guggenheim EW Euro-Pacific LDRs ETF, Guggenheim S&P Global Water Index ETF, and Guggenheim Solar ETF is based on an underlying index (each, an "Underlying Index," and together, the "Underlying Indices"). Each Fund (except for Guggenheim EW Euro-Pacific LDRs ETF) is "non-diversified" and, as such, the Funds' investments are not required to meet certain diversification requirements under the 1940 Act(1). The shares of the Funds are referred to herein as "Shares" or "Fund Shares."



         The Funds are managed by Guggenheim Funds Investment Advisors, LLC ("Guggenheim Funds Advisors" or the "Investment Adviser") (formerly known as Claymore Advisors, LLC.)



         The Funds offer and issue Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in the relevant Underlying Indices (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The Funds' Shares are listed and traded on the NYSE Arca, Inc. (the "NYSE Arca"). Fund Shares will trade on the NYSE Arca at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of large specified blocks of Shares set forth in the table below. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.


Fund(s)                                                                    Creation Unit Size
=============================================================================================
Guggenheim Solar ETF                                                        80,000 Shares
Guggenheim S&P Global Water Index ETF
---------------------------------------------------------------------------------------------
Guggenheim Euro Pacific LDRS ETF                                            50,000 Shares
Guggenheim Airline ETF
Guggenheim China Technology ETF
---------------------------------------------------------------------------------------------
Guggenheim China All-Cap ETF                                               100,000 Shares
---------------------------------------------------------------------------------------------

(1) If a Fund's investments are "diversified" under the 1940 Act for a period of three years, the Fund will then be considered "diversified" and will not be able to convert to a non-diversified fund without the approval of shareholders.

         The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

                          EXCHANGE LISTING AND TRADING


         There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of Shares of a Fund will continue to be met. The NYSE Arca may, but is not required to, remove the Shares of the Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Indices is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the NYSE Arca, makes further dealings on the NYSE Arca inadvisable. The NYSE Arca will remove the Shares of a Fund from listing and trading upon termination of such Fund.

         As in the case of other stocks traded on the NYSE Arca, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

         The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

                      INVESTMENT RESTRICTIONS AND POLICIES

INVESTMENT OBJECTIVES

         The investment objective of the Guggenheim Airline ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "NYSE Arca Global Airline Index."(1)

         The investment objective of the Guggenheim China All-Cap ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "AlphaShares China All-Cap Index."(2)

         The investment objective of the Guggenheim China Technology ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "AlphaShares China Technology Index."(3)

         The investment objective of the Guggenheim EW Euro-Pacific LDRs ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "The Bank of New York Mellon Euro-Pacific Select ADR Index."(4)

         The investment objective of the Guggenheim S&P Global Water Index ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "S&P Global Water Index."(5)

         The investment objective of the Guggenheim Solar ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "MAC Global Solar Energy Index."(6)


INVESTMENT RESTRICTIONS

         The Board of Trustees of the Trust (the "Board" or the "Trustees") has adopted as fundamental policies the Funds' respective investment restrictions, numbered (1) through (7) below. Each Fund, as a fundamental policy, may not:

         (1) Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that the Fund replicates, concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         (2) Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

         (3) Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

         (4) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

         (5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

         (6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

         (7) Issue senior securities, except as permitted under the 1940 Act.

(1) Prior to September 24, 2010, the Fund's name was the Claymore/NYSE Arca Airline ETF.

(2)      Prior to September 24, 2010, the Fund's name was the
         Claymore/AlphaShares China All-Cap ETF.

(3)      Prior to September 24, 2010, the Fund's name was the
         Claymore/AlphaShares China Technology ETF.

(4) Prior to September 24, 2010, the Fund's name was the Claymore/BNY Mellon EW Euro-Pacific LDRs ETF.


(5) Prior to September 24, 2010, the Fund's name was the Claymore S&P Global Water Index ETF.

(6) Prior to September 24, 2010, the Fund's name was the Claymore/MAC Global Solar Energy Index ETF.

         Pursuant to restriction (1), if a Fund's Underlying Index is concentrated in an industry or group of industries, the Fund will concentrate its investments accordingly. If a Fund's Underlying Index ceases to concentrate in an industry or group of industries, the Fund will cease concentrating its investments accordingly.


         Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

         With respect to restriction (2)(ii), each Fund does not currently intend to make investments or engage in other transactions constituting borrowing for 1940 Act purposes where such investments or transactions are for leverage or the purchase of investments.

         The foregoing fundamental investment policies cannot be changed as to a Fund without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

         In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed at any time by the Board of Trustees without shareholder approval. Each Fund may not:

         (1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

         (2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

         (3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

         (4) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

         (5) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.

         With respect to investment in illiquid securities, if changes in the values of the Fund's securities cause the Fund's holdings of illiquid securities to exceed the 15% limitation (as if liquid securities have become illiquid), the Fund will take such actions as it deems appropriate and practicable to attempt to reduce its holdings of illiquid securities.


         The investment objective of each Fund is a non-fundamental policy that can be changed by the Board of Trustees without approval by shareholders.

                          INVESTMENT POLICIES AND RISKS

         The discussion below supplements, and should be read in conjunction with, the "Non-Principal Investment Strategies" and "Non-Principal Risk Considerations" sections of the Prospectus.


         Loans of Portfolio Securities. Each Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. Pursuant to positions of the SEC staff, these loans cannot exceed 33 1/3% of each Fund's total assets. Voting rights in respect of such lent securities will typically pass to the borrower, but the Funds retain the right to call any security in anticipation of a vote that the Investment Adviser deems material to the security on loan.


         Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust's Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a "mark-to-market" basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, the Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

         Repurchase Agreements. Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and
(ii) securities dealers ("Qualified Institutions"). The Investment Adviser will monitor the continued creditworthiness of Qualified Institutions.

         The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

         The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.


         Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if a Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when the Investment Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of a Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered a form of borrowing. Accordingly, each Fund may invest up to 33 1/3% of its total assets in reverse repurchase agreements, but each Fund currently expects to only invest in reverse repurchase agreements to a much more limited extent. Reverse repurchase agreements are not part of each Fund's principal investment strategy.

         Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. or "A-1+" or "A-1" by Standard & Poor's or, if unrated, of comparable quality as determined by the Investment Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.


         Investment Companies. Each Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, or as otherwise permitted by the SEC, each Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.


         Real Estate Investment Trusts ("REITs"). Each Fund may invest in the securities of real estate investment trusts to the extent allowed by law, which pool investors' funds for investments primarily in commercial real estate properties. Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.

         Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

         Currency Transactions. No Fund expects to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's assets that are denominated in a foreign currency. A Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

         A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

         Futures and Options. Each Fund may utilize exchange-traded futures and options contracts and swap agreements.

         Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

         Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

         After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

         Each Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its Underlying Index. Under such circumstances, the Investment Adviser may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components. A Fund will not use such instruments for hedging purposes.

         An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

         Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

         Restrictions on the Use of Futures Contracts and Options on Futures Contracts. The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Investment Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the "CEA"). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds' Prospectuses and this Statement of Additional Information.

         Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments.

The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

         The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

         The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, each Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

                        GENERAL CONSIDERATIONS AND RISKS


         A discussion of the risks associated with an investment in the Fund is contained in the Prospectus in the "Principal Investment Risks" and "Non-Principal Risk Considerations" sections. The discussion below supplements, and should be read in conjunction with, the "Principal Investment Risks" section of the Prospectus.


         An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

         An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

         Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

         The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

         The discussion below supplements, and should be read in conjunction with, the "Non-Principal Risk Considerations" section of the Prospectus.

         Risks of Currency Transactions. Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If a Fund utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of its Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

         Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

         Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

         The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. Each Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

         Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to "segregate" customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Investment Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

         Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

         Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

         Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.

                                   MANAGEMENT

         Trustees and Officers

         The general supervision of the duties performed by the Investment Adviser for the Funds under the Investment Advisory Agreement is the responsibility of the Board of Trustees. The Board of Trustees currently has five Trustees, all of whom have no affiliation or business connection with the Investment Adviser, the Distributor or any of their affiliated persons and do not own any stock or other securities issued by the Investment Adviser (the "non-interested" or "independent" Trustees ("Independent Trustees")).

         The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser. As of the date of this Statement of Additional Information, the Fund Complex consists of the Trust's 13 portfolios, 25 separate portfolios of Claymore Exchange-Traded Fund Trust and 15 closed-end management investment companies.


                                                  TERM OF                              NUMBER OF     OTHER
                                                 OFFICE AND        PRINCIPAL         PORTFOLIOS IN   DIRECTORSHIPS HELD
     NAME, ADDRESS AND             POSITION(S)   LENGTH OF        OCCUPATION(S)       FUND COMPLEX   BY TRUSTEES
      YEAR OF BIRTH OF              HELD WITH      TIME              DURING            OVERSEEN BY   DURING THE PAST
     INDEPENDENT TRUSTEES*           TRUST       SERVED**       PAST 5 YEARS           TRUSTEES      FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------
Randall C. Barnes                  Trustee      Since 2006   Private Investor.              48        None.
Year of Birth: 1951                                          Formerly, Senior Vice
                                                             President, Treasurer
                                                             (1993-1997),
                                                             President, Pizza Hut
                                                             International
                                                             (1991-1993) and Senior
                                                             Vice President,
                                                             Strategic Planning and
                                                             New Business
                                                             Development
                                                             (1987-1990) of
                                                             PepsiCo, Inc.
                                                             (1987-1997).

Roman                              Trustee      Since 2010   Founder of Roman Friedrich     41        Director of
Friedrich III                                                & Company, which specializes             GFM
Year of                                                      in the provision of                      Resources
Birth: 1946                                                  financial advisory services              Ltd. (2005-present),
                                                             to corporations in                       Zincore Metals Inc.
                                                             the resource                             (2009-present),
                                                             sector (1998-present).                   Strata Gold Corporation
                                                             Formerly, Managing                       (2003-2009), and Gateway
                                                             Director of TD Securities                Gold Corp. (2004-2008).
                                                             (1996-1998);
                                                             Managing Director of
                                                             Lancaster Financial Ltd.
                                                             (1990-1996); Managing
                                                             Director of Burns Fry
                                                             Ltd. (1980-1984); President
                                                             of Chase Manhattan Bank
                                                             (Canada) Ltd.
                                                             (1975-1997).

Robert B.                          Trustee      Since 2010   Consultant (1998-              42        Director of
Karn III                                                     present). Formerly,                      Peabody
Year of                                                      Managing Partner,                        Energy Company
Birth: 1942                                                  Financial and Economic                   (2003-present),
                                                             Consulting, St.                          Natural
                                                             Louis office                             Resource
                                                             of Arthur Andersen, LLP                  Partners,
                                                             (1977-1997).                             LLC (2002-present)
                                                                                                      and Kennedy
                                                                                                      Capital Management,
                                                                                                      Inc. (2002-present).

Ronald E. Toupin, Jr.              Trustee      Since 2006   Retired.  Formerly             47        None.
Year of Birth: 1958                                          Vice President,
                                                             Manager and
                                                             Portfolio Manager
                                                             of Nuveen Asset
                                                             Management
                                                             (1998-1999), Vice
                                                             President of Nuveen
                                                             Investment Advisory
                                                             Corporation
                                                             (1993-1999), Vice
                                                             President and
                                                             Manager of Nuveen
                                                             Unit Investment
                                                             Trusts (1991-1999),
                                                             and Assistant Vice
                                                             President and
                                                             Portfolio Manager
                                                             of Nuveen Unit
                                                             Investment Trusts
                                                             (1988-1999), each

                                                             of John Nuveen &
                                                             Company, Inc.
                                                             (1982-1999).
                                     14



Ronald A. Nyberg                   Trustee      Since 2006   Partner of Nyberg &            51        None.
Year of Birth: 1953                                          Cassioppi, LLC, a law
                                                             firm specializing in
                                                             Corporate Law, Estate
                                                             Planning and Business
                                                             Transactions
                                                             (2000-present).
                                                             Formerly, Executive
                                                             Vice President,
                                                             General Counsel, and
                                                             Corporate Secretary of
                                                             Van Kampen Investments
                                                             (1982-1999).


         *The business address of each Trustee is c/o Guggenheim Funds Investment Advisors, LLC, 2455 Corporate West Drive, Lisle, Illinois 60532.


         **This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

The executive officers of the Trust, length of time served, and principal business occupations during the past five years are shown below.



NAME, ADDRESS AND
YEAR OF BIRTH OF               POSITION(S) HELD  LENGTH OF TIME
EXECUTIVE OFFICER*             WITH TRUST        SERVED**           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------

Kevin M. Robinson              Chief Legal        Since 2008        Senior Managing Director, General Counsel
Year of birth: 1959            Officer                              and Corporate Secretary (2007-present) of
                                                                    Guggenheim Funds Investment Advisors, LLC, Guggenheim
                               Chief Executive    Since 2010        Funds Services Group, Inc. and Guggenheim Funds
                               Officer                              Distributors, Inc.; Chief Legal Officer of certain
                                                                    funds in the Fund Complex. Formerly, Associate
                                                                    General Counsel (2000-2007) of NYSE Euronext, Inc.
                                                                    Formerly, Archipelago Holdings, Inc.  Senior Managing
                                                                    Director and Associate General Counsel
                                                                    (1997-2000) of ABN Amro Inc. Formerly,
                                                                    Senior Counsel in the Enforcement Division
                                                                    (1989-1997) of the U.S. Securities and
                                                                    Exchange Commission.


John L. Sullivan                Chief Financial  Since 2010         Senior Managing Director and Head of Fund
Year of birth: 1955             Officer, Chief                      Administration of Guggenheim Funds Investment
                                Accounting                          Advisors, LLC (2010-present). Chief Financial
                                Officer and                         Officer, Chief Accounting Officer and Treasurer
                                Treasurer                           for certain funds in the Fund Complex. Formerly,
                                                                    Managing Director and Chief Compliance Officer for
                                                                    each of the funds in the Van Kampen Investments
                                                                    fund complex (2004-2010). Formerly, Managing
                                                                    Director and Head of Fund Accounting and
                                                                    Administration for Morgan Stanley Investment
                                                                    Management (2002-2004).

Bruce Saxon                     Chief             Since 2006        Vice President, Fund Compliance Officer of
Year of birth: 1957             Compliance                          Guggenheim Funds Services Group, Inc. (2006-
                                Officer                             present). Chief Compliance Officer of certain
                                                                    funds in the Fund Complex. Formerly, Chief
                                                                    Compliance Officer/Assistant Secretary of
                                                                    Harris Investment Management, Inc.
                                                                    (2003-2006). Director-Compliance of
                                                                    Harrisdirect LLC (1999-2003).

                                       16



Elizabeth H. Hudson             Secretary         Since 2010        Assistant General Counsel of Guggenheim
Year of Birth: 1980                                                 Funds Services Group, Inc. (2009- present).
                                                                    Assistant Secretary of certain funds in
                                                                    the Fund Complex. Formerly, Associate at Bell,
                                                                    Boyd & Lloyd LLP (n/k/a K&L Gates LLP)
                                                                    (2007-2008). J.D., Northwestern
                                                                    University (2004-2007).

William H. Belden III           Vice President    Since 2006        Managing Director of Guggenheim Funds Distributors
Year of birth: 1965                                                 Inc. (2005-present). Formerly, Vice
                                                                    President of Product  Management at Northern
                                                                    Trust Global Investments  (1999-2005);  Vice
                                                                    President of Stein Roe & Farnham
                                                                    (1995-1999).

Chuck Craig                     Vice President    Since 2006        Managing Director (2006-present), Vice
Year of birth: 1967                                                 President (2003-2006) of Guggenheim Funds
                                                                    Distributors, Inc. Formerly, Assistant Vice
                                                                    President, First  Trust Portfolios, L.P.
                                                                    (1999-2003); Analyst, PMA Securities, Inc.
                                                                    (1996-1999).

David A. Botset                 Vice President    Since 2010        Senior Vice President, Guggenheim Funds
Year of Birth: 1974                                                 Distributors, Inc. 2008 to present. Formerly
                                                                    Vice President, Guggenheim Funds
                                                                    Distributors, Inc. (2007-2008); Assistant
                                                                    Vice President, Investment Development
                                                                    and Oversight, Nuveen Investments(2004-
                                                                    2007); Assistant Vice President Internal Sales
                                                                    and Service, Nuveen Investments.

James Howley                    Assistant         Since 2006        Vice President, Fund Administration of
Year of birth: 1972             Treasurer                           Guggenheim Funds Distributors, Inc. (2004-present).
                                                                    Formerly, Manager, Mutual Fund
                                                                    Administration of Van  Kampen Investments,
                                                                    Inc.

Mark J.  Furjanic               Assistant         Since 2008        Vice President, Fund Administration-Tax
Year of birth: 1959             Treasurer                           (2005-present) of Guggenheim Funds Investment
                                                                    Advisors, LLC and Guggenheim Funds Distributors,
                                                                    Inc.; Assistant Treasurer of certain funds in the
                                                                    Fund Complex. Formerly, Senior Manager
                                                                    (1999-2005) for Ernst & Young LLP.


Donald P. Swade                 Assistant         Since 2008        Vice President, Fund Administration
Year of birth: 1972             Treasurer                           (2006-present) of Guggenheim Funds Investment
                                                                    Advisors, LLC and Guggenheim Funds Distributors,
                                                                    Inc.; Assistant Treasurer of certain funds in the
                                                                    Fund Complex. Formerly, Manager-Mutual Fund
                                                                    Financial Administration (2003-2006) for
                                                                    Morgan Stanley/Van Kampen Investments.


Mark E. Mathiasen               Assistant         Since 2008        Vice President; Assistant General Counsel of
Year of birth: 1978             Secretary                           Guggenheim Funds Services Group, Inc. (2007-
                                                                    present). Secretary of certain funds in the
                                                                    Fund Complex. Previously, Law Clerk,
                                                                    Idaho State Courts (2003-2006).




______________________

*    The business address of each Officer is c/o Guggenheim Funds
     Investment Advisors, LLC, 2455 Corporate West Drive, Lisle, Illinois 60532.

** This is the period for which the Officer began serving the Trust. Each Executive Officer serves an indefinite term, until his or her successor is elected.


         For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below.




                                DOLLAR RANGE OF EQUITY        DOLLAR RANGE OF EQUITY
                                  SECURITIES IN THE            SECURITIES IN THE
                                      GUGGENHEIM                GUGGENHEIM CHINA
                                      SOLAR ETF                   ALL-CAP ETF
NAME OF TRUSTEE                (AS OF AUGUST 31, 2010)       (AS OF AUGUST 31, 2010)
-------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES



Randall C. Barnes                        None                         None
Roman Friedrich III                      None                         None
Robert B. Karn III                       None                         None
Ronald A. Nyberg                         None                         None
Ronald E. Toupin, Jr.                    None                         None


                              DOLLAR RANGE OF EQUITY
                                SECURITIES IN THE
                                    GUGGENHEIM EW
                               EURO-PACIFIC LDRS ETF
NAME OF TRUSTEE               (AS OF AUGUST 31, 2010)
---------------------------------------------------------
INDEPENDENT TRUSTEES
Randall C. Barnes                       None
Roman Friedrich III                     None
Robert B. Karn III                      None
Ronald A. Nyberg                        None
Ronald E. Toupin                        None




                                                              DOLLAR RANGE OF EQUITY
                           DOLLAR RANGE OF EQUITY              SECURITIES IN THE
                             SECURITIES IN THE                  GUGGENHEIM CHINA
                           GUGGENHEIM AIRLINE ETF                TECHNOLOGY ETF
NAME OF TRUSTEE           (AS OF AUGUST 31, 2010)            (AS OF AUGUST 31, 2010)
-----------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
Randall C. Barnes                    None                               None
Roman Friedrich III                  None                               None
Robert B. Karn III                   None                               None
Ronald A. Nyberg                     None                               None
Ronald E. Toupin                     None                               None





                                                                  AGGREGATE DOLLAR
                                                                   RANGE OF EQUITY
                                                                  SECURITIES IN ALL
                                DOLLAR RANGE OF EQUITY          REGISTERED INVESTMENT
                                  SECURITIES IN THE             COMPANIES OVERSEEN BY
                                GUGGENHEIM S&P GLOBAL            TRUSTEE IN FAMILY OF
                                   WATER INDEX ETF               INVESTMENT COMPANIES
NAME OF TRUSTEE                (AS OF AUGUST 31, 2010)         (AS OF AUGUST 31, 2010)
---------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Randall C. Barnes                       None                          Over $100,000
Roman Friedrich III                     None                               None
Robert B. Karn III                      None                         $10,001-50,000
Ronald A. Nyberg                        None                          Over $100,000
Ronald E. Toupin, Jr.                   None                               None



         As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of a Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of a Fund.

Board Leadership Structure


         The primary responsibility of the Board of Trustees is to represent the interests of the Funds and to provide oversight of the management of the Funds. The Funds' day-to-day operations are managed by the Investment Adviser and other service providers who have been approved by the Board. The Board is currently comprised of three Trustees, all of whom (including the chairman) are Independent Trustees. Generally, the Board acts by majority vote of all the Trustees, which includes a majority vote of the Independent Trustees.

         The Board has appointed an Independent Chairperson, who presides at Board meetings and who is responsible for, among other things, participating in the planning of Board meetings, setting the tone of Board meetings and seeking to encourage open dialogue and independent inquiry among the trustees and management. The Board has established two standing committees (as described below) and has delegated certain responsibilities to those committees, each of which is comprised solely of Independent Trustees. The Board and its committees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers, review the Funds' financial statements, oversee compliance with regulatory requirements, and review performance. The Independent Trustees are represented by independent legal counsel at Board and committee meetings. The Board has determined that this leadership structure, including an Independent Chairperson, a supermajority of Independent Trustees and committee membership limited to Independent Trustees, is appropriate in light of the characteristics and circumstances of the Trust.


Qualifications and Experience of Trustees and Nominees

         The Trustees were selected to serve and continue on the Board based upon their skills, experience, judgment, analytical ability, diligence, ability to work effectively with other Trustees, availability and commitment to attend meetings and perform the responsibilities of a Trustee and a demonstrated willingness to take an independent and questioning view of management.

         The following is a summary of the experience, qualifications, attributes and skills of each Trustee that support the conclusion, as of the date of this SAI, that each Trustee should serve as a Trustee in light of the Trust's business and structure. References to the qualifications, attributes and skills of Trustees do not constitute holding out of any Trustee as being an expert in such area.

         Randall C. Barnes. Mr. Barnes has served as a Trustee of the Trust and other funds in the Fund Complex since 2003. Mr. Barnes also serves on the board of certain funds sponsored by Claymore Investments Inc., a wholly-owned subsidiary of Guggenheim Funds Services Group, Inc. Through his service as a Trustee of the Trust and as chairman of the Audit Committee, employment experience as President of Pizza Hut International and as Treasurer of PepsiCo, Inc., and his personal investment experience, Mr. Barnes is experienced in financial, accounting, regulatory and investment matters.

         Roman Friedrich III. Mr. Friedrich has served as a trustee of other funds in the Fund Complex since 2004. Mr. Friedrich also serves on the board of certain fund sponsored by Claymore Investments, Inc., a wholly owned subsidiary of Guggenheim Funds Services Group, Inc. Through his service as a trustee of other funds in the Fund Complex, his service on other public company boards, his experience as founder and chairman of Roman Friedrich & Company, a financial advisory firm and his prior experience as a senior executive of various financial securities firms, Mr. Friedrich is experienced in financial, investment and regulatory matters.

         Robert B. Karn III. Mr. Karn has served as a trustee of other funds in the Fund Complex since 2004. Through his service as a trustee of other funds in the Fund Complex, his service on other public and private company boards, his experience as an accountant and consultant, and his prior experience, including Managing Partner of the Financial and Economic Consulting Practice of the St. Louis office at Arthur Andersen, LLP, Mr. Karn is experienced in accounting, financial, investment and regulatory matters.

         Ronald A. Nyberg. Mr. Nyberg has served as a Trustee of the Trust and other funds in the Fund Complex since 2003. Through his service as a Trustee of the Trust and as chairman of the Nominating & Governance Committee, his professional training and experience as an attorney and partner of a law firm, Nyberg & Cassioppi, LLC, and his prior employment experience, including Executive Vice President and General Counsel of Van Kampen Investments, an asset management firm, Mr. Nyberg is experienced in financial, regulatory and governance matters.

         Ronald E. Toupin, Jr. Mr. Toupin has served as a Trustee of the Trust and other funds in the Fund Complex since 2003. Through his service as a Trustee of the Trust and as chairman of the Board, and his professional training and employment experience, including Vice President and Portfolio Manager for Nuveen Asset Management, an asset management firm, Mr. Toupin is experienced in financial, regulatory and investment matters.

         Each Trustee also now has considerable familiarity with the Trust, its adviser and other service providers, and their operations, as well as the special regulatory requirements governing regulated investment companies and the special responsibilities of investment company trustees as a result of his substantial prior service as a Trustee of certain funds in the Fund Complex.


Board's Role in Risk Oversight


         Consistent with its responsibility for oversight of the Trust, the Board, among other things, oversees risk management of the Fund's investment program and business affairs directly and through the committee structure it has established. The Board has established the Audit Committee and the Nominating and Governance Committee to assist in its oversight functions, including its oversight of the risks the Fund faces. Each committee reports its activities to the Board on a regular basis. Risks to the Fund include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk, as well as the overall business risk relating to the Fund. The Board has adopted, and periodically reviews, policies, procedures and controls designed to address these different types of risks. Under the Board's supervision, the officers of the Trust, the Investment Adviser and other service providers to the Fund also have implemented a variety of processes, procedures and controls to address various risks. In addition, as part of the Board's periodic review of the Fund's advisory and other service provider agreements, the Board may consider risk management aspects of the service providers' operations and the functions for which they are responsible.

         The Board requires officers of the Trust to report to the full Board on a variety of matters at regular and special meetings of the Board and its committees, as applicable, including matters relating to risk management. The Audit Committee receives reports from the Fund's independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Board meets with the Fund's Chief Compliance Officer, including separate meetings with the Independent Trustees in executive session, to discuss compliance matters and, on at least an annual basis, receives report from the Chief Compliance Officer regarding the effectiveness of the Fund's compliance program. The Board, with the assistance of Trust management, reviews investment policies and risks in connection with its review of the Funds' performance. In addition, the Board receives reports from the Investment Adviser on the investments and securities trading of the Fund. With respect to valuation, the Board oversees a pricing committee comprised of Trust officers and Investment Adviser personnel and has approved Fair Valuation procedures applicable to valuing the Fund's securities, which the Board and the Audit Committee periodically review. The Board also requires the Investment Adviser to report to the Board on other matters relating to risk management on a regular and as-needed basis.

Role of Diversity in Considering Board Candidates

         In considering Trustee nominee candidates, the Nominating and Governance Committee takes into account a wide variety of factors, including the overall diversity of the Board's composition. The Nominating and Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.

Board Committees


         Messrs. Barnes, Friedrich, Karn, Nyberg and Toupin, who are not "interested persons" of the Trust, as defined in the 1940 Act, serve on the Trust's Nominating and Governance Committee. The Nominating and Governance Committee is responsible for recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating and Governance Committee would consider recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Trust. The Trust does not have a standing compensation committee. During the Funds' fiscal year ended August 31, 2010, the Trust's Nominating and Governance Committee met five times.

         Messrs. Barnes, Friedrich, Karn, Nyberg and Toupin, who are not "interested persons" of the Trust, as defined in the 1940 Act, serve on the Trust's Audit Committee. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and internal controls of the Trust and, as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Trust's financial statements and the audit thereof and acting as a liaison between the Board of Trustees and the Trust's independent registered public accounting firm. During the Funds' fiscal year ended August 31, 2010, the Trust's Audit Committe met four times.

         Remuneration of Trustees and Officers


         The Trust, together with Claymore Exchange-Traded Fund Trust, currently pays each Independent Trustee a fee of $25,000 per year, and also pays an annual fee of $4,500 to the independent chairperson of the Board of Trustees and an annual fee of $1,500 to the independent chairperson of the Audit Committee or the Nominating and Governance Committee. In addition, the Trust pays each Independent Trustee a fee of (a) $1,000 for each regular or special meeting of the Board of Trustees attended by such Trustee, (b) $ 1,000 for each meeting of the Board of Trustees for the organization of one or more new separate series of the Trust attended by such Trustee and (c) $500 for each meeting of the Audit Committee or the Nominating and Governance Committee attended by such Trustee (in each case whether the meeting occurs and/or the Trustee attends in person or by telephone).


         Effective January 1, 2011, the following fees will be paid to the Independent Trustees: (i) annual retainer of $35,000 per Trustee; (ii) annual fee of $4,500 to the chairperson of the Board; (iii) annual fee of $3,000 to the chairperson of the Audit committee; (iv) annual fee of $1,500 to the chairperson of the Nominating and Governance committee. The meeting fees will remain the same.


         Officers who are employed by the Investment Adviser receive no compensation or expense reimbursements from the Trust.

         The table below shows the compensation paid to Trustees for the Fund's fiscal year ended August 31, 2010:



                                                              PENSION OR RETIREMENT
                                  AGGREGATE COMPENSATION   BENEFITS ACCRUED AS PART OF     TOTAL COMPENSATION PAID
NAME OF TRUSTEE                         FROM TRUST                FUND EXPENSES               FROM FUND COMPLEX
------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Randall C. Barnes                       $ 21,063                         N/A                     $ 269,155
Roman Friedrich III                     $  2,000                         N/A                     $  54,250
Robert B. Karn III                      $  2,000                         N/A                     $  54,000
Ronald A. Nyberg                        $ 21,063                         N/A                     $ 373,170
Ronald E. Toupin, Jr.                   $ 22,188                         N/A                     $ 314,825


         The officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.


         Portfolio Managers. Chuck Craig, CFA, Managing Director, Portfolio Management and Supervision, and Saroj Kanuri, CFA, Vice President, ETF Portfolio Management, of Guggenheim Funds Advisors, serve as portfolio managers for each Fund and are responsible for the day-to-day management of each Fund's portfolio.


         Other Accounts Managed by the Portfolio Managers. As of August 31, 2010, Messrs. Craig and Kanuri managed 2 registered investment companies (consisting of a total of 40 separate series) with a total of $2.9 billion in assets; Mr. Craig managed 31 pooled investment vehicles other than registered investment companies with a total of approximately $5 billion in assets, while Mr. Kanuri managed no such other pooled investment vehicles. Neither Mr. Craig nor Mr. Kanuri managed any other accounts.


         Although the Funds in the Trust that are managed by Messrs. Craig and Kanuri may have different investment strategies, each has a portfolio objective of replicating its underlying index. The Investment Adviser does not believe that management of the different Funds of the Trust presents a material conflict of interest for the portfolio managers or the Investment Adviser.

         Portfolio Manager Compensation. The portfolio managers' compensation consists of the following elements:

         Base salary: Each portfolio manager is paid a fixed base salary by the Investment Adviser which is set at a level determined to be appropriate based upon the individual's experience and responsibilities.

         Annual bonus: Each portfolio manager is eligible for a discretionary annual bonus. There is no policy regarding, or agreement with, each portfolio manager to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by each portfolio manager. Each portfolio manager also participates in benefit plans and programs generally available to all employees of the Investment Adviser.


         Securities Ownership of the Portfolio Managers. As of August 31, 2010, Messrs. Craig and Kanuri did not own Shares of any Fund.

         Investment Advisory Agreement. Pursuant to an Investment Advisory Agreement between the Investment Adviser and the Trust, each of the following Funds has agreed to pay an annual management fee equal to a percentage of its average daily net assets set forth in the chart below.




-------------------------------------------------------------------------- -------------------------------------------
                                  FUND                                                        FEE



-------------------------------------------------------------------------- -------------------------------------------
Guggenheim Airline ETF                                                     0.50% of average daily net assets
Guggenheim S&P Global Water Index ETF                                      0.50% of average daily net assets
Guggenheim Solar ETF                                                       0.50% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------




         Each Fund listed above is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. These Funds' Investment Adviser has agreed to reimburse Fund expenses to the extent necessary to prevent the operating expenses of each such Fund (excluding interest expenses, all or a portion of the Fund's licensing fees, offering costs (up to 0.25% of average net assets for the Guggenheim Solar ETF and Guggenheim Airline ETF), brokerage commissions, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding the percentage of its average net assets set forth in the chart below (the "Expense Cap"). The offering costs excluded from the expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. For a period of five (5) years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.

-------------------------------------------------------------------------- -------------------------------------------
                                  FUND                                                    EXPENSE CAP




-------------------------------------------------------------------------- -------------------------------------------
Guggenheim Airline ETF                                                     0.65% of average daily net assets
Guggenheim S&P Global Water Index ETF                                      0.65% of average daily net assets
Guggenheim Solar Energy Index ETF                                          0.65% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------


         Pursuant to the Investment Advisory Agreement between the Investment Adviser and the Trust, the Investment Adviser is responsible for all expenses of the Guggenheim China All-Cap ETF, Guggenheim China Technology ETF and EW Euro-Pacific LDRs ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expenses, distribution fees or expenses, if any, brokerage expenses, taxes, and extraordinary expenses not incurred in the ordinary course of the Fund's business. For the Investment Adviser's services to each such Fund, each such Fund has agreed to pay a unitary management fee equal to a percentage of its average daily net assets set forth in the chart below:


-------------------------------------------------------------------------- -------------------------------------------
                                  FUND                                                        FEE
-------------------------------------------------------------------------- -------------------------------------------
Guggenheim China All-Cap ETF                                               0.70% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Guggenheim China Technology ETF                                            0.70% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Guggenheim EW Euro-Pacific LDRs ETF                                        0.35% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------

         The aggregate amount of the management fee paid by each Fund to the Investment Adviser for the Fund's fiscal year ended August 31, 2010 (before giving effect to any amounts reimbursed by the Investment Adviser pursuant to the Expense Reimbursement Agreement), and the aggregate amount of expenses reimbursed by the Investment Adviser under the Expense Reimbursement Agreement during that period are set forth in the chart below with respect to each Fund.


FUND                                      MANAGEMENT FEES PAID (BEFORE            NET MANAGEMENT FEES REIMBURSED
                                          REIMBURSEMENTS) FOR THE FISCAL YEAR     FOR THE FISCAL YEAR ENDED
                                          ENDED AUGUST 31, 2010                   AUGUST 31, 2010
Guggenheim Airline ETF                        $122,039                                  $ 94,281
Guggenheim China All-Cap ETF                  $443,272                                         0
Guggenheim China Technology ETF                $95,095                                         0
Guggenheim EW Euro-Pacific LDR ETF             $14,655                                         0
Guggenheim S&P Global Water Index ETF       $1,114,106                                  $167,690
Guggenheim Solar ETF                          $858,940                                  $389,564


The aggregate amount of the management fee paid by each Fund to the Investment Adviser for the Fund's fiscal year ended August 31, 2009 (before giving effect to any amounts reimbursed by the Investment Adviser pursuant to the Expense Reimbursement Agreement), and the aggregate amount of expenses reimbursed by the Investment Adviser under the Expense Reimbursement Agreement during that period are set forth in the chart below with respect to each Fund.


----------------------------------- ----------------------------- ----------------------- ----------------------
FUND                                MANAGEMENT FEES PAID (BEFORE  NET MANAGEMENT FEES
                                    REIMBURSEMENTS)               REIMBURSED FOR THE      DATE OF FUND'S
                                    FOR THE FISCAL YEAR ENDED     FISCAL YEAR ENDED       COMMENCEMENT OF
                                    AUGUST 31, 2009               AUGUST 31, 2009         OPERATIONS
----------------------------------- ----------------------------- ----------------------- ----------------------
Guggenheim Airline ETF              $  8,684                      $  8,684                January 26, 2009
----------------------------------- ----------------------------- ----------------------- ----------------------
Guggenheim EW                       $ 12,350                      $  7,984                March 1, 2007
Euro-Pacific LDRs ETF
----------------------------------- ----------------------------- ----------------------- ----------------------
Guggenheim S&P Global Water         $768,163                      $286,237                May 14, 2007
Index ETF
----------------------------------- ----------------------------- ----------------------- ----------------------
Guggenheim Solar ETF                $634,375                      $314,651                April 15, 2008
----------------------------------- ----------------------------- ----------------------- ----------------------


         The aggregate amount of the management fee paid by each applicable Fund to the Investment Adviser for the Fund's fiscal year ended August 31, 2008 (before giving effect to any amounts waived or reimbursed by the Investment Adviser pursuant to the Expense Reimbursement Agreement), and the aggregate amount of fees waived by the Investment Adviser (net of expenses, reimbursed to the Investment Adviser under the Expense Reimbursement Agreement) during that period are set forth in the chart below with respect to each applicable Fund.


---------------------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT FEES PAID          NET MANAGEMENT           DATE OF FUND'S
                                                        (BEFORE REIMBURSEMENTS)       FEES REIMBURSED FOR      COMMENCEMENT
                                                        FOR THE FISCAL YEAR           THE FISCAL YEAR          OF OPERATIONS
FUND                                                    ENDED AUGUST 31, 2008         ENDED AUGUST 31, 2008
---------------------------------------------------------------------------------------------------------------------------------
Guggenheim Solar ETF                                    $   263,899                  $    75,490               April 15, 2008
Guggenheim S&P Global Water ETF                         $ 1,687,802                  $    87,744               May 14, 2007
Guggenheim EW Euro-Pacific LDRs ETF                     $    23,933                  $    23,933               March 1, 2007
---------------------------------------------------------------------------------------------------------------------------------

         Under the Investment Advisory Agreement, the Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues until August 31, 2011, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund's outstanding voting securities on 60 days written notice to the Investment Adviser, or by the Investment Adviser on 60 days written notice to the Fund.

         Guggenheim Funds Advisors is located at 2455 Corporate West Drive, Lisle, Illinois 60532. Guggenheim Funds Services Group, Inc., the parent company of Guggenheim Funds Advisors, is a wholly-owned subsidiary of Guggenheim Partners, LLC ("Guggenheim"). Guggenheim is a diversified financial services firm whose primary business lines include asset management, investment advisory, fixed income brokerage, institutional finance, and merchant banking. Through its affiliates, including Guggenheim Partners Asset Management, Inc., Guggenheim has more than $100 billion of assets under supervision. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.



         The Investment Adviser has served as the investment adviser of each Fund since the Fund's inception. On October 14, 2009, Guggenheim Funds Services Group, Inc. ("Guggenheim Funds Group") (formerly known as Claymore Group Inc.), the parent of the Investment Adviser, completed a merger transaction resulting in a change-of-control whereby Guggenheim Funds Group and its subsidiaries, including the Investment Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. Under the 1940 Act, consummation of this transaction resulted in the automatic termination of the then-current Advisory Agreement for each Fund, except for Guggenheim China All-Cap ETF and Guggenheim China Technology ETF, which commenced operations after October 14, 2009. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Trust and the Investment Adviser (the "Interim Advisory Agreement"), with terms and conditions identical (other than effective dates) to the terms and conditions of the original Advisory Agreement, pursuant to which the Investment Adviser continued to provide investment advisory services to each Fund (except Guggenheim China All-Cap ETF and Guggenheim China Technology ETF) under the same terms as the terminated original Advisory Agreement. Each Fund's (except Guggenheim China All-Cap ETF and Guggenheim China Technology ETF) Interim Advisory Agreement took effect upon the termination of the Fund's original Advisory Agreement and was scheduled to terminate upon the sooner to occur of (i) 150 calendar days after October 14, 2009 or (ii) the approval of a new investment advisory agreement by the shareholders of the applicable Fund. Each Fund's (except Guggenheim China All-Cap ETF and Guggenheim China Technology
ETF) new Advisory Agreement was also approved by the Fund's Board on September 28, 2009 and was subsequently approved by the shareholders of each Fund. The terms and conditions of the new Advisory Agreement are identical (other than effective dates) to the terms and conditions of the original Advisory Agreement.

         Administrator. Guggenheim Funds Advisors also serves as the Trust's administrator. Pursuant to an administration agreement, Guggenheim Funds Advisors provides certain administrative, bookkeeping and accounting services to the Trust. For the fiscal years ended August 31, 2008, August 31, 2009 and August 31, 2010, respectively, after giving effect to fee waivers and expense reimbursements, the Trust paid to Guggenheim Funds Advisors a total of $97,026, $76,551 and $106,623, respectively, in fees pursuant to the administration agreement.

         Guggenheim Funds Advisors is compensated for its services to the Guggenheim China All-Cap ETF, Guggenheim China Technology ETF and Guggenheim
EW Euro-Pacific LDRs ETF solely from the unitary management fee pursuant to the Investment Advisory Agreement.

         Custodian and Transfer Agent. The Bank of New York Mellon ("BNY"), located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, BNY holds the Funds' assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. BNY also serves as transfer agent of the Funds ETF pursuant to a Transfer Agency Agreement. BNY may be reimbursed by the Trust (except for with respect to the Guugenheim China All-Cap ETF, Guggenheim China Technology ETF and Guggenheim EW Euro-Pacific LDRs ETF, for which the fees are paid by the Investment Adviser from the management fee) for its out-of-pocket expenses. For the fiscal years ended August 31, 2008, August 31, 2009 and August 31, 2010, the Trust paid to BNY a total of $211,693, $394,621 and $364,814, respectively, in fees pursuant to the Custodian Agreement and Transfer Agency Agreement.

         Reimbursement of Certain Expenses. In support of Guggenheim EW Euro-Pacific LDRs ETF's organizational and offering costs and expenses associated with marketing and advertising the Fund, BNY Mellon reimburses the Investment Adviser for certain payments made by the Investment Adviser in respect of the foregoing costs and expenses (excluding fees in respect of services provided by BNY Mellon) pursuant to an agreement with the Investment Adviser. The aggregate reimbursement for the Fund to be made to the Investment Adviser by BNY Mellon will not exceed $100,000. As of November 30, 2010, reimbursements in the amount of $96,148 have been made pursuant to this agreement.

         Distributor. Guggenheim Funds Distributors, Inc. ("Guggenheim Funds Distributors" or the "Distributor") is the Distributor of the Funds' Shares. Its principal address is 2455 Corporate West Drive, Lisle, Illinois 60532. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Unit Aggregations."

         12b-1 Plan. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of the percentage of its average daily net assets as set forth in the chart below.


-------------------------------------------------------------------------- -------------------------------------------
                                  FUND                                                        FEE
-------------------------------------------------------------------------- -------------------------------------------
Guggenheim Airline ETF                                                      0.25% of average daily net assets
Guggenheim China All-Cap ETF                                                0.25% of average daily net assets
Guggenheim China Technology ETF                                             0.25% of average daily net assets
Guggenheim EW Euro-Pacific LDRs ETF                                         0.25% of average daily net assets
Guggenheim S&P Global Water Index ETF                                       0.25% of average daily net assets
Guggenheim Solar ETF                                                        0.25% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------

         Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

         The Plan was adopted in order to permit the implementation of the Funds' method of distribution. However, no such fee is currently charged to the Funds, and there are no plans in place to impose such a fee. In addition, the Board of Trustees has adopted a resolution that no such fees will be paid for at least 12 months from the date of this SAI.


         Financial Intermediary Compensation. The Investment Adviser and/or its subsidiaries or affiliates ("Guggenheim Entities") may pay certain broker-dealers, banks and other financial intermediaries ("Intermediaries") for certain activities related to the Funds or other Guggenheim funds ("Payments"). Any Payments made by Guggenheim Entities will be made from their own assets and not from the assets of the Funds. Although a portion of Guggenheim Entities' revenue comes directly or indirectly in part from fees paid by the Funds and other Guggenheim funds, Payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, a Fund or other Guggenheim funds. Guggenheim Entities may make Payments for Intermediaries' participating in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about the Funds or for other activities, such as participation in marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems ("Education Costs"). Guggenheim Entities may also make Payments to Intermediaries for certain printing, publishing and mailing costs associated with the Funds or materials relating to exchange-traded funds in general ("Publishing Costs"). In addition, Guggenheim Entities may make Payments to Intermediaries that make shares of the Funds and certain other Guggenheim funds available to their clients or for otherwise promoting the Funds and other Guggenheim funds. Payments of this type are sometimes referred to as revenue-sharing payments.

         Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive, Payments create conflicts of interest between the Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the Funds and other Guggenheim funds over other investments. The same conflict of interest exists with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.

         Guggenheim Entities may determine to make Payments based on any number of metrics. For example, Guggenheim Entities may make Payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary's services at defined levels or an amount based on the Intermediary's net sales of one or more Guggenheim funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. As of the date of this SAI, Guggenheim anticipates that the Payments paid by Guggenheim Entities in connection with the Funds and other Guggenheim funds will be immaterial to Guggenhiem Entities in the aggregate for the next year. Please contact your salesperson or other investment professional for more information regarding any Payments his or her Intermediary firm may receive. Any payments made by the Guggenheim Entities to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of Guggenheim funds.


         Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the Financial Industry Regulatory Authority ("FINRA").

         The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository" below).

         Index Providers. Set forth below is a list of each Fund and the Underlying Index upon which it is based and the entity that compiles each Underlying Index (the "Index Provider").




---------------------------------------- -------------------------------------- --------------------------------------
FUND                                     UNDERLYING INDEX                       INDEX PROVIDER
---------------------------------------- -------------------------------------- --------------------------------------
Guggenheim Airline ETF                   NYSE Arca Global Airline Index         Archipelago Holdings, Inc.
---------------------------------------- -------------------------------------- --------------------------------------
Guggenheim China All-Cap ETF             AlphaShares China All-Cap Index        AlphaShares, LLC ("AlphaShares")
---------------------------------------- -------------------------------------- --------------------------------------
Guggenheim China Technology ETF          AlphaShares China Technology Index     AlphaShares
---------------------------------------- -------------------------------------- --------------------------------------
Guggenheim S&P Global Water Index ETF    S&P Global Water Index                 Standard & Poor's ("S&P")
---------------------------------------- -------------------------------------- --------------------------------------
Guggenheim Solar ETF                     MAC Global Solar Energy Index          MAC Indexing LLC ("MAC")
---------------------------------------- -------------------------------------- --------------------------------------
Guggenheim EW Euro-Pacific               The Bank of New York Mellon            The Bank of New York Mellon
LDRs                                     Euro-Pacific Select ADR Index
---------------------------------------- -------------------------------------- --------------------------------------


         No Index Provider is affiliated with the Funds or with the Investment Adviser. Each Fund is entitled to use its Underlying Index pursuant to a sub-licensing arrangement with the Investment Adviser, which in turn has a licensing agreement with the applicable Index Provider. The Funds reimburse the Investment Adviser for the licensing fee payable to the applicable Index Provider.


         The only relationship that each Index Provider has with the Investment Adviser or Distributor of the Funds in connection with the Funds (except as set forth under "Reimbursement of Certain Expenses" hereto) is that each has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Indices. The Underlying Indices are selected and calculated without regard to the Investment Adviser, Distributor or owners of the Funds. Each Index Provider has no obligation to take the specific needs of the Investment Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Indices. Each Index Provider is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the net asset value of the Funds. Each Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Funds.


         EACH INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR UNDERLYING INDICES. EACH INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE INVESTMENT ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN. EACH INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO UNDERLYING INDICES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE

FOREGOING, IN NO EVENT SHALL AN INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INDICIES, EVEN IF THE INDEX PROVIDER IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                             BROKERAGE TRANSACTIONS

         The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

         In seeking to implement the Trust's policies, the Investment Adviser effects transactions with those brokers and dealers that the Investment Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Investment Adviser and its affiliates do not currently participate in soft dollar transactions.

         The Investment Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Fund and one or more other investment companies or clients supervised by the Investment Adviser are considered at or about the same time, transactions in such securities may be allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Investment Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

The aggregate brokerage commissions paid by each Fund to the Investment Adviser for the Fund's fiscal year ended August 31, 2010 is set forth in the table below.


FUND                                     BROKERAGE COMMISSIONS PAID FOR      DATE OF FUND'S COMMENCEMENT OF
                                         THE FISCAL YEAR ENDED AUGUST 31,    OPERATIONS
                                         2010
Guggenheim Airline ETF                   $14,355                             January 26, 2009
Guggenheim China All-Cap ETF             $13,836                             October 19, 2009
Guggenheim China Technology ETF          $ 1,827                             December 8, 2009
Guggenheim EW Euro-Pacific LDRs ETF      $ 1,090                             March 1, 2007
Guggenheim S&P Global Water Index ETF    $33,044                             May 14, 2007
Guggenheim Solar ETF                     $32,331                             April 15, 2008

The aggregate brokerage commissions paid by each Fund to the Investment Adviser for the Fund's fiscal year ended August 31, 2009 are set forth in the table below.


--------------------------------------------------- ---------------------------------- ----------------------
FUND                                                BROKERAGE COMMISSIONS PAID FOR     DATE OF FUND'S
                                                    THE FISCAL YEAR ENDED AUGUST 31,   COMMENCEMENT OF
                                                    2009                               OPERATIONS
--------------------------------------------------- ---------------------------------- ----------------------
Guggenheim Airline ETF                              $  2,609                           January 26, 2009
--------------------------------------------------- ---------------------------------- ----------------------
Guggenheim EW Euro-Pacific LDRs ETF                 $  5,475                           March 1, 2007
--------------------------------------------------- ---------------------------------- ----------------------
Guggenheim S&P Global Water Index ETF               $114,623                           May 14, 2007
--------------------------------------------------- ---------------------------------- ----------------------
Guggenheim Solar ETF                                $157,313*                          April 15, 2008
--------------------------------------------------- ---------------------------------- ----------------------

* The differences in brokerage commissions between the Fund's fiscal years ended
August 31, 2008 and August 31, 2009 are attributable to the fact that the Fund rebalanced its portfolio four times during the latter fiscal year (as opposed to once during the fiscal year ended August 31, 2008, because the Fund commenced operations on April 15, 2008), with resulting turnover in the Fund's portfolio from each such rebalance due to changes in the Fund's Underlying Index.


         The aggregate brokerage commissions paid by each applicable Fund for the Fund's fiscal year ended August 31, 2008 are set forth in the table below:


------------------------------------------------------ ---------------------------------- --------------------------
FUND                                                   BROKERAGE COMMISSIONS PAID FOR     DATE OF FUND'S
                                                       THE FISCAL YEAR ENDED              COMMENCEMENT OF
                                                       AUGUST 31, 2008                    OPERATIONS
------------------------------------------------------ ---------------------------------- --------------------------
Guggenheim EW Euro-Pacific LDRs ETF                    $  8,751                           March 1, 2007
------------------------------------------------------ ---------------------------------- --------------------------
Guggenheim S&P Global Water Index ETF                  $183,717                           May 14, 2007
------------------------------------------------------ ---------------------------------- --------------------------
Guggenheim Solar ETF                                   $ 10,718                           April 15, 2008
------------------------------------------------------ ---------------------------------- --------------------------



                   ADDITIONAL INFORMATION CONCERNING THE TRUST

         The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Delaware statutory trust on June 8, 2006.


         The Trust is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust currently is comprised of 16 funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.


         Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation. The Trustees may at any time, by majority vote and without shareholder approval, cause a Fund to redeem all of its Shares and liquidate.

         Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds, including the Funds, of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.


         The Declaration of Trust may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

         The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 51% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

         The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

         Shareholders may make inquiries by writing to the Trust, c/o the Distributor, 2455 Corporate West Drive, Lisle, Illinois 60532.

         As of November 30, 2010, the following persons owned 5% or more of a Fund's voting securities:



-------------------------------------------------------------------------------------------------------------
                                         GUGGENHEIM AIRLINE ETF (FAA)
-------------------------------------------------------------------------------------------------------------
                NAME                               ADDRESS                             % OWNED
-------------------------------------------------------------------------------------------------------------
TD Ameritrade                         4211 South 102nd Street, Omaha, NE 68127         6.0136%
-------------------------------------------------------------------------------------------------------------
Merrill Lynch                         4 World Financial Center, New York, NY 10080     6.5080%
-------------------------------------------------------------------------------------------------------------
Pershing LLC                          One Pershing Plaza, Jersey City, NJ 07399        6.9769%
-------------------------------------------------------------------------------------------------------------
First Clearing, LLC                   10700 Wheat First Drive, MC WS1024
                                      Glen Allen, VA 07302                             8.1894%
-------------------------------------------------------------------------------------------------------------
National Financial Services LLC       200 Liberty Street, New York, NY 10281          10.5218%
-------------------------------------------------------------------------------------------------------------
CitiGroup Global Markets Inc.         700 Red Brook Blvd, Suite 300
                                      Owings Mills, MD 21117                          19.5879%
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                        GUGGENHEIM CHINA ALL-CAP ETF (YAO)
-------------------------------------------------------------------------------------------------------------
                NAME                               ADDRESS                             % OWNED
-------------------------------------------------------------------------------------------------------------
Vanguard Marketing Corporation        100 Vanguard Boulevard, Malvern, PA 19355        5.0529%
-------------------------------------------------------------------------------------------------------------
SEI Private Trust Company             One Freedom Valley Drive, Oaks, PA 19456         5.8591%
-------------------------------------------------------------------------------------------------------------
National Financial Services LLC       200 Liberty Street, New York, NY 10281           7.9801%
-------------------------------------------------------------------------------------------------------------
Bank of New York Mellon               One Wall Street, New York, NY 10286              8.4328%
-------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.            2423 E. Lincoln Drive, Phoenix, AZ 85016        12.3002%
-------------------------------------------------------------------------------------------------------------
The Northern Trust Company,           50 South LaSalle Street, Chicago IL 60675       16.7582%
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                      GUGGENHEIM CHINA TECHNOLOGY ETF (CQQQ)
-------------------------------------------------------------------------------------------------------------
                NAME                               ADDRESS                             % OWNED
-------------------------------------------------------------------------------------------------------------
Brown Brothers Harriman & Co.,        525 Washington Blvd, Newport Tower,
                                      Jersey City, NJ 07310                            5.0320%
-------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated     901 South Bond Street, 6th Floor
                                      Baltimore, MD 21231                              5.4029%
-------------------------------------------------------------------------------------------------------------
Merrill Lynch                         4 World Financial Center, New York, NY 10080     6.2418%
-------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.            2423 E. Lincoln Drive, Phoenix, AZ 85016         6.2536%
-------------------------------------------------------------------------------------------------------------
State Street Bank & Trust Company,    1776 Heritage Drive, North Quincy, MA 02171      7.8280%
-------------------------------------------------------------------------------------------------------------
National Financial Services LLC       200 Liberty Street, New York, NY 10281           9.1228%
-------------------------------------------------------------------------------------------------------------
First Clearing, LLC                   10700 Wheat First Drive, MC WS1024,
                                      Glen Allen, VA 07302                            10.4346%
-------------------------------------------------------------------------------------------------------------
CitiGroup Global Markets Inc.         700 Red Brook Blvd, Suite 300,
                                      Owings Mills, MD 21117                          14.6164%
-------------------------------------------------------------------------------------------------------------

                                          34



-------------------------------------------------------------------------------------------------------------
                                  GUGGENHEIM EW Euro-Pacific LDRs ETF (EEN)
-------------------------------------------------------------------------------------------------------------
                NAME                               ADDRESS                             % OWNED
-------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.            2423 E. Lincoln Drive, Phoenix, AZ 85016         5.2535%
-------------------------------------------------------------------------------------------------------------
American Enterprise Investment
Services, Inc.                        2178 AXP Financial Center,
                                      Minneapolis, MN 55474                            8.9946%
-------------------------------------------------------------------------------------------------------------
J.P. Morgan Clearning Corp.,          3 Chase Metrotech Center, Proxy Dept.
                                      /NY1-H034, Brooklyn, NY 11245-0001               9.9861%
-------------------------------------------------------------------------------------------------------------
First Clearing, LLC                   10700 Wheat First Drive, MC WS1024,
                                      Glen Allen, VA 07302                            10.0708%
-------------------------------------------------------------------------------------------------------------
Merrill Lynch                         4 World Financial Center, New York, NY 10080    17.1777%
-------------------------------------------------------------------------------------------------------------
Goldman, Sachs & Co.                  30 Hudson Street, Proxy Dept.,
                                      Jersey City, NJ 07302                           28.7287%
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                  GUGGENHEIM S&P GLOBAL WATER INDEX ETF (CGW)
-------------------------------------------------------------------------------------------------------------
                NAME                               ADDRESS                             % OWNED
-------------------------------------------------------------------------------------------------------------
UBS Financial Services Inc.           1200 Harbor Blvd., Weehawken, NJ 07086           5.2090%
-------------------------------------------------------------------------------------------------------------
Merrill Lynch                         4 World Financial Center, New York, NY 10080     5.6074%
-------------------------------------------------------------------------------------------------------------
First Clearing, LLC                   10700 Wheat First Drive, MC WS1024,
                                      Glen Allen, VA 07302                             6.3100%
-------------------------------------------------------------------------------------------------------------
National Financial Services LLC       200 Liberty Street, New York, NY 10281           7.9871%
-------------------------------------------------------------------------------------------------------------
Morgan Stanley Smith Barney LLC       2000 Westchester Avenue, Purchase, NY 10577      9.3209%
-------------------------------------------------------------------------------------------------------------
CitiGroup Global Markets Inc.         700 Red Brook Blvd, Suite 300,
                                      Owings Mills, MD 21117                          10.1902%
-------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.            2423 E. Lincoln Drive, Phoenix, AZ 85016        11.4711%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                          GUGGENHEIM SOLAR ETF (TAN)
-------------------------------------------------------------------------------------------------------------
                NAME                               ADDRESS                             % OWNED
-------------------------------------------------------------------------------------------------------------
Merrill Lynch                         4 World Financial Center, New York, NY 10080     5.1115%
-------------------------------------------------------------------------------------------------------------
UBS Financial Services Inc.           1200 Harbor Blvd., Weehawken, NJ 07086           5.2164%
-------------------------------------------------------------------------------------------------------------
Citibank, N.A.,                       3800 Citibank Center, B3-12, Tampa, FL 33610     5.8523%
-------------------------------------------------------------------------------------------------------------
National Financial Services LLC       200 Liberty Street, New York, NY 10281          10.6142%
-------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.            2423 E. Lincoln Drive, Phoenix, AZ 85016        11.3380%
-------------------------------------------------------------------------------------------------------------
Brown Brothers Harriman & Co.         525 Washington Blvd, Newport Tower
                                      Jersey City, NJ 07310                           12.1452%
-------------------------------------------------------------------------------------------------------------


         Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

         DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.


         DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the NYSE Arca and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").


         Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

         Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

         Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

         The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

         DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

         Proxy Voting. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Investment Adviser. The Investment Adviser engages a third-party proxy service, such as Institutional Shareholder Services or a similar service, to vote all proxies on behalf of the Fund. The Investment Adviser periodically reviews the proxy voting results to ensure that proxies are voted in accordance with the service's guidelines and that proxies are voted in a timely fashion. To avoid any conflicts of interest, the Investment Adviser does not have authority to override the recommendations of the third party service provider, except upon the written authorization of the client directing the Investment Adviser to vote in a specific manner. All overrides shall be approved by the Chief Compliance Officer.


         To the extent that a third party service provider seeks the Investment Adviser's direction on how to vote on any particular matter, the Chief Compliance Officer and Chief Financial Officer shall determine whether any potential conflict of interest is present. If a potential conflict of interest is present, the Investment Adviser shall seek instructions from clients on how to vote that particular item.


         The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds also will be available at no charge upon request by calling 1-800-345-7999 or by writing to Claymore Exchange-Traded Fund Trust 2 at 2455 Corporate West Drive, Lisle, IL 60532. The Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.

         Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund's portfolio holdings with the SEC on Form N-Q. The Trust will also disclose a complete schedule of each Fund's portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Form N-Q and Form N-CSR for each Fund will be available on the

SEC's website at http://www.sec.gov. The Fund's Form N-Q and Form N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-5850. The Fund's Form N-Q and Form N-CSR will be available without charge, upon request, by calling 1-800-345-7999 or by writing to Claymore Exchange-Traded Fund Trust 2 at 2455 Corporate West Drive, Lisle, IL 60532.

         Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Funds and their service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Investment Adviser or any affiliated person of the Investment Adviser) in connection with the disclosure of portfolio holdings information of the Fund. The Trust's policy is implemented and overseen by the Chief Compliance Officer of the Funds, subject to the oversight of the Board of Trustees. Periodic reports regarding these procedures will be provided to the Board of Trustees of the Trust. The Board of Trustees of the Trust must approve all material amendments to this policy. The Funds' complete portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the NYSE Arca via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of each Fund. The Trust, the Investment Adviser and Claymore will not disseminate non-public information concerning the Trust.

         Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Investment Adviser and the Distributor (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

         The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Investment Adviser and the Distributor ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

         Creation. The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

         A "Business Day" is any day on which the NYSE is open for business. As of the date of this Statement of Additional Information, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" -- per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index ("Fund Securities") and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

         The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount" -- an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

         The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the NYSE Arca (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.

         Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

         The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Investment Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC, or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC will be at the expense of the Fund and will affect the value of all Shares; but the Investment Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Investment Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

         In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

         Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant

Agreement") (discussed below). A DTC Participant is also referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

         All orders to create Creation Unit Aggregations, (through an Authorized Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE Arca ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders placed by an Authorized Participant in the event that the Trust permits the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order placed by an Authorized Participant must be received no later than 4:00 p.m. Eastern time on the trade date in the event that the Trust requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the "Placement of Creation Orders" section). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

         All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

         Orders for Creation Unit Aggregations. Those placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

         Placement of Creation Orders. For each Fund, the Custodian shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor's behalf by the closing time of the regular trading session on the NYSE Arca on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

         The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

         To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of the Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 115%, which the Investment Adviser may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

         Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m., Eastern time, or federal funds in the appropriate amount are not received by 11:00 a.m., Eastern time, the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

         Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Investment Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Investment Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Investment Adviser, the Distributor, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

         Creation Transaction Fee. Investors will be required to pay a fixed creation transaction fee, described below, payable to the Distributor regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

         The standard and maximum Creation/Redemption Transaction Fee for each Fund is set forth in the table below:


-------------------------------------- --------------------- -------------------
FUND                                   STANDARD              MAXIMUM
                                       CREATION/REDEMPTION   CREATION/REDEMPTION
                                       TRANSACTION FEE       TRANSACTION FEE
-------------------------------------- --------------------- -------------------
Guggenheim Airline ETF                       $  500             $ 2,000
-------------------------------------- --------------------- -------------------
Guggenheim China All-Cap ETF                 $6,000             $24,000
-------------------------------------- --------------------- -------------------
Guggenheim China Technology ETF              $2,000             $ 8,000
-------------------------------------- --------------------- -------------------
Guggenheim EW
Euro-Pacific LDRs ETF                        $1,000             $ 4,000
-------------------------------------- --------------------- -------------------
Guggenheim S&P Global Water Index ETF        $1,000             $ 4,000
-------------------------------------- --------------------- -------------------
Guggenheim Solar ETF                         $  500             $ 2,000
-------------------------------------- --------------------- -------------------


         In the case of cash creations or where the Trust permits or requires a creator to substitute cash in lieu of depositing a portion of the Deposit Securities, the creator may be assessed an additional variable charge to compensate the Funds for the costs associated with purchasing the applicable securities. The Trust may adjust these fees from time to time based upon actual experience. As a result, in order to seek to replicate the in-kind creation order process, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons ("Market Purchases"). In such cases where the Trust makes Market Purchases, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash in lieu amount (which amount, at the Investment Adviser's discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes. The Investment Adviser may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. Creators of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.


         Redemption of Fund Shares in Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

         An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of Shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the Shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from the Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

         With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the NYSE Arca (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

         Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

         The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.


         Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. An additional variable charge for cash redemptions or partial cash redemptions may also be imposed to compensate a Fund for the costs associated with buying the applicable securities. A Fund may adjust these fees from time to time based on actual experience. As a result, in order to seek to replicate the in-kind redemption order process, the Trust expects to sell, in the secondary market, the portfolio securities that will not be delivered as part of an in-kind redemption order ("Market Sales"). In such cases where the Trust makes Market Sales, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities were sold by the Trust and the cash in lieu amount (which amount, at the Investment Adviser's discretion, may be capped), applicable registration fees, brokerage commissions and taxes. To the extent applicable, brokerage commissions incurred in connection with the Trust's sale of portfolio securities will be at the expense of a Fund and will affect the value of all Shares of the Fund; but the Investment Adviser may adjust the transaction fee to the extent the composition of the redemption securities changes or cash in lieu is added to the Cash Redemption Amount to protect ongoing shareholders. The redemption transaction fees for a Fund otherwise are the same as the creation fees set forth above.


         Placement of Redemption Orders. Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Custodian no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three Business days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Fund.

         In connection with taking delivery of shares of Fund Securities upon redemption of shares of the Fund, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

         To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Fund's Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant to deliver the missing shares as soon as possible. Such understanding shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 115%, which the Investment Adviser may change from time to time, of the value of the missing shares.

         The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked to market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

         The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Custodian by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

         If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

         Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

         Because the Portfolio Securities of a Fund may trade on the relevant exchange(s) on days that the NYSE Arca is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase and sell shares of such Fund on the NYSE Arca on days when the NAV of such Fund could be significantly affected by events in the relevant foreign markets.

         Regular Holidays. Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of "T" plus three Business Days (i.e., days on which the national securities exchange is open). The Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

         The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for each Fund, in certain circumstances. The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

         The dates in calendar year 2011 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

2011
----


Argentina
April 21                                        August 15
April 22                                        October 10
May 25                                          December 8
June 20                                         December 30

Australia
January 3                       April 25        June 13          November 1
January 26                      April 26        August 1         December 26
March 7                         May 2           August 17        December 27
March 14                        May 16          September 26
April 22                        June 6          October 3

Austria
January 6                                       June 13         November 1
April 22                                        June 23         December 8
April 25                                        August 15       December 26
June 2                                          October 26      December 30

Bahamas
January 3                                       June 13         December 26
April 22                                        July 11         December 27
April 25                                        August 1
June 3                                          October 14

Barbados
January 3                                       April 28        August 3
January 21                                      May 2           November 30
April 22                                        June 13         December 25
April 25                                        August 1        December 26

Belgium
April 22                                        June 13         November 11
April 25                                        July 21         December 26
June 2                                          August 15
June 3                                          November 1

Bermuda
January 3                                       July 28         December 26
April 22                                        July 29         December 27
May 24                                          September 5
June 13                                         November 11

Brazil
January 20                                      April 21        October 12
January 25                                      April 22        November 2
March 7                                         June 23         November 15
March 8                                         September 7     December 30

Bulgaria
March 3                                         May 6           November 1
April 25                                        May 24
April 26                                        September 6
April 27                                        September 22

Canada
January 3                       May 23          September 5     December 27
January 4                       June 24         October 10
February 21                     July 1          November 11
April 22                        August 1        December 26

Chile
April 22                                        September 19
June 20                                         October 10
June 27                                         November 1
August 15                                       December 8

China
January 3                       February 7      May 5           October 5
January 17                      February 8      May 6           October 6
January 31                      February 9      May 30          October 7
February 1                      February 21     July 4          October 10
February 2                      May 2           September 5     November 11
February 3                      May 3           October 3       November 24
February 4                      May 4           October 4       December 26

Colombia
January 10                      June 6          August 15       December 8
March 21                        June 27         October 17      December 30
April 21                        July 4          November 7
April 22                        July 20         November 14

Croatia
January 6                                       June 23
April 22                                        August 5
April 25                                        November 1
June 22                                         December 26

Denmark
April 21                                        June 2
April 22                                        June 13
April 25                                        December 26
May 20

Ecuador
April 22                                        August 10
May 2                                           November 2
May 24                                          November 3

Egypt
February 15                                     August 31       November 7
April 24                                        September 1
April 25                                        October 6
May 1                                           November 6

El Salvador
April 22                                        September 15
April 25                                        October 10
May 2                                           November 3
August 3

Finland
January 6                                       June 24
April 22                                        December 6
April 25                                        December 26
June 2

France
April 22                                        August 15
April 25                                        November 1
June 2                                          November 11
July 14                                         December 26

Germany
January 6                                       June 2          October 3
March 7                                         June 13         November 1
April 22                                        June 23         December 26
April 25                                        August 15

Greece
January 6                                       April 25        December 26
March 7                                         June 13
March 25                                        August 15
April 22                                        October 28

Hong Kong
February 2                      April 22        June 6          December 26
February 3                      April 25        July 1          December 27
February 4                      May 2           September 13
April 5                         May 10          October 5

Hungary
March 14                                        October 31
March 15                                        November 1
April 25                                        December 26
June 13

Indonesia
February 3                      June 2          August 31       December 26
February 14                     June 27         September 1     December 30
April 4                         August 17       September 2
April 22                        August 29       November 7
May 17                          August 30       November 28

Ireland
January 3                                       May 2           December 26
March 17                                        June 6          December 27
April 22                                        August 1        December 28
April 25                                        October 31

Israel
March 20                        May 8           September 28    October 13
April 18                        May 9           September 29    October 19
April 19                        June 7          September 30    October 20
April 24                        June 8          October 7
April 25                        August 9        October 12

Italy
January 6                                       June 29         December 26
April 22                                        August 15
April 25                                        November 1
June 2                                          December 8

Ivory Coast
January 1                                       June 13
February 15                                     November 1
April 25                                        November 15
June 2

Japan
January 3                       April 29        July 18         November 3
January 10                      May 3           September 19    November 23
February 11                     May 4           September 23    December 23
March 21                        May 5           October 10

Kazakhstan
January 7                       August 30
March 8                         October 25
March 22                        November 7
May 9                           December 16

Lebanon
January 6                       May 6           August 31
February 9                      May 25          November 1
February 15                     August 15
April 22                        August 30

Lithuania
January 3                       April 25        June 24         November 1
February 16                     April 26        July 6          December 26
March 11                        May 2           August 15       December 27
April 22                        June 2          October 31

Luxembourg
April 22                                        June 13         November 1
April 25                                        June 23         December 26
June 2                                          August 15

Malta
January 3                                       June 7          December 8
February 10                                     June 29         December 14
March 31                                        August 15
April 22                                        September 8
May 2                                           September 21

Malaysia
January 1                       February 15     June 4          October 26
February 1                      May 2           August 29       November 7
February 2                      May 17          August 30       November 28
February 3                      May 30          August 31       December 26
February 4                      May 31          September 1

Mexico
February 7                                      September 16
March 21                                        November 2
April 21                                        November 21
April 22                                        December 12

The Netherlands
April 22                                        June 13
April 25                                        December 26
June 2

Norway
April 21                                        June 2
April 22                                        June 13
April 25                                        December 26
May 17

Panama
January 10                      April 21        November 3      December 8
March 7                         April 22        November 4      December 26
March 8                         May 2           November 10
March 9                         August 15       November 28

Peru
April 21                                        July 29
April 22                                        August 30
June 29                                         November 1
July 28                                         December 8

The Philippines
February 25                                     August 31       December 30
April 21                                        November 1
April 22                                        November 2
August 30                                       November 30

Portugal
March 8                                         June 13         November 1
April 22                                        June 23         December 1
April 25                                        August 15       December 8
June 10                                         October 5       December 26

Poland
April 22                                        August 15
April 25                                        November 1
May 3                                           November 11
June 23                                         December 26

Qatar
August 30                                       November 7
August 31                                       November 8
September 1                                     November 9
November 6

Russia
January 3                       January 7       March 8         June 13
January 4                       January 10      May 2           November 4
January 5                       February 23     May 9
January 6                       March 7         May 10

Serbia
January 7                                       May 2
February 15
April 22
April 25

Singapore
January 1                                       May 2           October 26
February 3                                      May 17          November 7
February 4                                      August 9        December 26
April 22                                        August 30

South Africa
March 21                                        May 2           December 26
April 22                                        June 16
April 25                                        August 9
April 27                                        December 16

South Korea
February 2                      April 5         August 15       December 30
February 3                      May 5           September 12
February 4                      May 10          September 13
March 1                         June 6          October 3

Spain
January 6                       May 2           September 9     December 6
April 21                        May 3           October 12      December 8
April 22                        July 25         November 1      December 26
April 25                        August 15       November 9

Sweden
January 6                                       June 6
April 22                                        June 24
April 25                                        December 26
June 2

Switzerland
January 6                       June 13         August 15       December 26
April 22                        June 23         September 8
April 25                        June 29         November 1
June 2                          August 1        December 8

Thailand
January 3                       April 14        May 17          October 24
February 17                     April 15        July 1          December 5
April 6                         May 2           July 18         December 12
April 13                        May 5           August 12

Turkey
May 19                                          September 1     November 8
August 29                                       September 2     November 9
August 30                                       October 28
August 31                                       November 7

Ukraine
January 3                                       April 26        June 8
January 7                                       April 27        June 28
March 8                                         May 2           August 24
April 25                                        May 9

The United Kingdom
January 3                                       May 30
April 22                                        August 29
April 25                                        December 26
May 2                                           December 27

Uruguay
January 6                                       April 21        August 25
March 7                                         April 22        October 10
March 8                                         May 16          November 2
April 18                                        July 18

Venezuela
January 10                      April 21        June 27         October 12
March 7                         April 22        July 4          October 31
March 8                         June 6          July 5          December 12
April 19                        June 24         August 15

Vietnam
January 1
April 30
May 1
September 2

         Redemption. The longest redemption cycle for each Fund is a function of the longest redemption cycles among the countries whose stocks comprise such Fund. In the calendar year 2011, the dates of the regular holidays affecting the following securities markets present the worst-case redemption cycle for each Fund is as follows*:

                       Redemption Request Redemption Settlement   Settlement
Country                       Date                Date              Period
----------------------  ------------------ --------------------- --------------

2011
----
                                                                    Number of
           Country       Trade Date       Settlement Date        Days to Settle
---------------------------------------------------------------- ---------------
Argentina                 04/20/11           04/27/11                        8
Australia                 04/19/11           04/27/11                        8
                          04/20/11           04/28/11                        8
                          04/21/11           04/29/11                        8
Barbados                  04/21/11           04/29/11                        8
China                     01/26/11           02/10/11                       15
                          01/27/11           02/11/11                       15
                          01/28/11           02/14/11                       17
Denmark                   04/18/11           04/26/11                        8
                          04/19/11           04/27/11                        8
                          04/20/11           04/28/11                        8
Indonesia                 08/24/11           09/05/11                       12
                          08/25/11           09/06/11                       12
                          08/26/11           09/07/11                       12
Ireland                   12/21/11           12/29/11                        8
                          12/22/11           12/30/11                        8
                          12/23/11           01/03/12                       11
Japan                     04/27/11           05/06/11                        9
                          04/28/11           05/09/11                       11
                          05/02/11           05/10/11                        8
Lithuania                 04/19/11           04/27/11                        8
                          04/20/11           04/28/11                        8
                          04/21/11           04/29/11                        8
Malaysia                  01/26/11           02/07/11                       12
                          01/27/11           02/08/11                       12
                          01/28/11           02/09/11                       12
                          08/24/11           09/02/11                        9
                          08/25/11           09/05/11                       11
                          08/26/11           09/06/11                       11
Norway                    04/18/11           04/26/11                        8
                          04/19/11           04/27/11                        8
                          04/20/11           04/28/11                        8
Qatar                     08/25/11           09/04/11                       10
                          08/28/11           09/05/11                        8
                          08/29/11           09/06/11                        8
                          11/01/11           11/10/11                        9
                          11/02/11           11/13/11                       11
                          11/03/11           11/14/11                       11
Russia                    12/28/11           01/10/12                       13
                          12/29/11           01/11/12                       13
                          12/30/11           01/12/12                       13
Serbia                    04/19/11           04/27/11                        8
                          04/20/11           04/28/11                        8
                          04/21/11           04/29/11                        8
Thailand                  04/08/11           04/18/11                       10
                          04/11/11           04/19/11                        8
                          04/12/11           04/20/11                        8
Turkey                    08/25/11           09/05/11                       11
                          08/26/11           09/06/11                       11
Uruguay                   04/15/11           04/25/11                       10


*  Holidays are subject to change without further notice.

                                      TAXES

         Each Fund intends to qualify for and to elect to be treated as a separate regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes, but is not limited to, dividends, interest and net short-term capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of a Fund's current and accumulated earnings and profits. In addition, in order to requalify for taxation as a RIC, a Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.


         Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

         Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98.2% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

         As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.


         Each Fund may make investments that are subject to special federal income tax rules, such as investments in structured notes, swaps, options, futures contracts and non-U.S. corporations classified as "passive foreign investment companies." Those special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by a Fund. Each Fund may need to borrow money or dispose of some of its investments earlier than anticipated in order to meet their distribution requirements. See "Federal Tax Treatment of Futures and Options Contracts" for certain federal income tax rules regarding futures and options contracts.

         Distributions from a Fund's net investment income, including any net short-term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income. Distributions reinvested in additional Shares of a Fund through the means of a dividend reinvestment service will be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long Shareholders have held the Shares. Capital loss realized on the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder.

         As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

         Dividends declared by a Fund in October, November or December and paid to shareholders of record of such months during the following January may be treated as having been received by such shareholders in the year the distributions were declared.


         Long-term capital gains tax of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2013. Thereafter, without further Congressional action, that rate will return to 20%. In addition, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Without further Congressional action, the lower tax rate on qualified dividend income will not apply after December 31, 2012 and all ordinary dividends will be taxed at ordinary income tax rates. Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, each Fund will report the amount of dividends to non-corporate shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.




         If more than 50% of a Fund's total assets at the end of its taxable year consist of foreign stock or securities, the Fund intends to elect to "pass through" to its investors certain foreign income taxes paid by the Fund, with the result that each investor will (i) include in gross income, as an additional dividend, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal tax), subject to certain limitations, the investor's pro rate share of the Fund's foreign income taxes.


         If, for any calendar year, the total distributions made exceed a Fund's current and accumulated earnings and profit, the excess will, for U.S. federal income tax purposes, be treated as a tax free return of capital to each shareholder up to the amount of the shareholder's basis in his or her shares, and thereafter as gain from the sale of shares. The amount treated as a tax free return of capital will reduce the shareholder's adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her shares.

         The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date on which the Shares are disposed. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders (including undistributed capital gain included in income). Distribution of ordinary income and capital gains may also be subject to state and local taxes.

         Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the U.S. will generally be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to U.S. withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the U.S. or
(ii) in the case of a non-corporate shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the U.S. will generally be subject to U.S. federal net income taxation at regular income tax rates. For taxable years of a Fund beginning before January 1, 2012 (or later date if extended by the U.S. Congress), dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities that are properly designated by a Fund as "short-term capital gain dividends" or "interest-related dividends" and that are derived from short-term capital gains and qualifying net investment income (including income from original issue discount and market discount), will generally not be subject to U.S. withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. A Fund may determine to not make such designations. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax and possible applicability of U.S. estate tax.


         Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.


         Dividends and interest received by a Fund and capital gains may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.


         The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

             FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS


         Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from broad based index options and futures contracts that are listed on a qualified board or exchange are generally required to be marked to market and will result in 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.


         In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities (including net income derived from an interest in certain "qualified publicly traded partnerships"). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund's business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.


         Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on certain futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.


                              DETERMINATION OF NAV


         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "How to Buy and Sell Shares - Pricing Fund Shares."


         The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

         In computing each Fund's NAV, the Fund's securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

                           DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

         General Policies. Dividends from net investment income and long-term capital gains, if any, are declared and paid annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.


         Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

         Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

                            MISCELLANEOUS INFORMATION



         Counsel. Dechert LLP, 1095 Avenue of the Americas, New York, New York 10036-6797, is counsel to the Trust.

         Independent Registered Public Accounting Firm. Ernst & Young LLP, 155 North Wacker Drive, Chicago, IL 60606, serves as the Funds' independent registered public accounting firm. They audit the Funds' financial statements and perform other audit-related and tax services.



                              FINANCIAL STATEMENTS


         The Funds' audited financial statements, including the financial highlights for the year ended August 31, 2010, filed electronically with the Securities and Exchange Commission, are incorporated by reference and made part of this Statement of Additional Information. You may request a copy of the Trust's Annual Report at no charge by calling 1-800-345-7999 during normal business hours.

                            PART C: OTHER INFORMATION

ITEM 28. EXHIBITS:

(a)(1)   Certificate of Trust.*

(a)(2)   Amended and Restated Agreement and Declaration of Trust.*********

(b)      Bylaws of the Trust.**

(c)      Not applicable.

(d)(1) Investment Advisory Agreement between the Trust and Claymore Advisors, LLC.**********

(d)(2) Expense Reimbursement Agreement between the Trust and Claymore Advisors, LLC.****

(e)(1)   Distribution Agreement between the Trust and Claymore Securities,
         Inc.**

(e)(2)   Form of Participant Agreement (equity ETFs).***********

(e)(3)   Form of Participant Agreement (fixed income ETFs).************

(f)      Not applicable.

(g)      Form of Custody Agreement between the Trust and The Bank of New
         York.***

(h)(1)   Administration Agreement between the Trust and Claymore Advisors,
         LLC.**

(h)(2) Form of Transfer Agency Services Agreement between the Trust and The Bank of New York.***

(h)(3) Form of Fund Accounting Agreement between the Trust and The Bank of New York.***

(h)(4) Form of Sub-License Agreement between the Trust and Claymore Advisors, LLC.***

(i)      Opinion and consent of Dechert LLP.*********

(j)      Consent of independent registered public accounting firm.**************

(k)      Not applicable.

(l)      Not applicable.

(m)      Distribution and Service Plan.******

(n)      Not applicable.

(o)      Not applicable

(p)      Code of Ethics of the Trust and the Adviser.*******

(q)      Powers of attorney.********

(r)       Powers of attorney.*************

-----------------
* Previously filed as an exhibit to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105; 811-21910), filed with the Securities and Exchange Commission on June 16, 2006.

** Previously filed as an exhibit to Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105; 811-21910), filed with the Securities and Exchange Commission on October 27, 2006.

*** Previously filed as an exhibit to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105; 811-21910), filed with the Securities and Exchange Commission on February 5, 2007.

**** Previously filed as an exhibit to Post-Effective Amendment No. 24 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105; 811-21910), filed with the Securities and Exchange Commission on December 13, 2007.

***** Previously filed as an exhibit to Post-Effective Amendment No. 45 to the Trust's Registration Statement on form N-1A (File Nos. 333-135105, 811-21910), filed with the Securities and Exchange Commision on March 31, 2009.

****** Previously filed as an exhibit to Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105; 811-21910), filed with the Securities and Exchange Commission on December 31, 2007.

******* Previously filed as an exhibit to Post-Effective Amendment No. 28 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105; 811-21910), filed with the Securities and Exchange Commission on February 14, 2008.

******** Previously filed as an exhibit to Post-Effective Amendment No. 31 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105; 811-21910), filed with the Securities and Exchange Commission on June 5, 2008.

********* Previously filed as an exhibit to Post-Effective Amendment No. 54 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105, 811-21810), filed with the Securities and Exchange Commission on September 29, 2009.

********** Previously filed as an exhibit to Post-Effective Amendment No. 71 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105, 811-21810), filed with the Securities and Exchange Commission on June 1, 2010.

*********** Previously filed as an exhibit to Post-Effective Amendment No. 101 to Claymore Exchange-Traded Fund Trust's Registration Statement on Form N-1A (File Nos. 333-134551, 811-21906), filed with the Securities and Exchange Commission on August 20, 2010.

************ Previously filed as an exhibit to Post-Effective Amendment No. 102 to Claymore Exchange-Traded Fund Trust's Registration Statement on Form N-1A (File Nos. 333-134551, 811-21906), filed with the Securities and Exchange Commission on September 1, 2010.

************* Previously filed as an exhibit to Post-Effective Amendment No. 73 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105, 811-21810), filed with the Securities and Exchange Commission on September 28, 2010.


************** Filed herewith.


ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

See the Statement of Additional Information.

ITEM 30. INDEMNIFICATION

Pursuant to Article VI of the Registrant's Agreement and Declaration of Trust, the Trust has agreed to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth therein by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in the Declaration of Trust shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of the Declaration of Trust or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither "interested persons" of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER

See "Management" in the Statement of Additional Information. Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

ITEM 32. PRINCIPAL UNDERWRITERS

(a) Guggenheim Funds Distributors, Inc., is the Trust's principal underwriter.

(b) The following is a list of the executive officers, directors and partners of Guggenheim Funds Distributors, Inc.:

NAME AND PRINCIPAL BUSINESS ADDRESS(1)                       POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------------------------------ ---------------------------------------------------------

David C. Hooten                                              Director: Chairman of the Board, Chief Executive Officer
------------------------------------------------------------ ---------------------------------------------------------

Kevin M. Robinson                                            Senior Managing Director, General Counsel and Secretary
------------------------------------------------------------ ---------------------------------------------------------

Michael J. Rigert                                            Director: Vice Chairman
------------------------------------------------------------ ---------------------------------------------------------

Anthony J. DiLeonardi                                        Director: Vice Chairman
------------------------------------------------------------ ---------------------------------------------------------

Bruce R. Albelda                                             Director: Chief Financial Officer
------------------------------------------------------------ ---------------------------------------------------------

Donald Cacciapaglia                                          President
------------------------------------------------------------ ---------------------------------------------------------

Dominick Cogliandro                                          Chief Operating Officer
------------------------------------------------------------ ---------------------------------------------------------


Bruce Saxon                                                  Interim Chief Compliance Officer
------------------------------------------------------------ ---------------------------------------------------------


(1) The principal business address for all listed persons is 2455 Corporate West Drive, Lisle, Illinois 60532.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained in part at the office of Guggenheim Funds Investment Advisors, LLC at 2455 Corporate West Drive, Lisle, Illinois 60532, and in part at the offices of the Transfer Agent at 101 Barclay Street, New York, New York 10286.

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS

Not applicable.

                                   SIGNATURES




         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lisle and State of Illinois on the 28th day of December, 2010.



                                      CLAYMORE EXCHANGE-TRADED FUND TRUST

                                      By:  /s/ Kevin M. Robinson
                                           -------------------------------------
                                           Kevin M. Robinson
                                           Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



       SIGNATURES                        TITLE                      DATE
--------------------------------------------------------------------------------


                       *    Trustee                            December 28, 2010
------------------------
Randall C. Barnes
--------------------------------------------------------------------------------

                       *    Trustee                            December 28, 2010
------------------------
Roman Friedrich III
--------------------------------------------------------------------------------

                       *    Trustee                            December 28, 2010
------------------------
Robert B. Karn III
--------------------------------------------------------------------------------

                       *    Trustee                            December 28, 2010
------------------------
Ronald A. Nyberg
--------------------------------------------------------------------------------

                       *    Trustee                            December 28, 2010
------------------------
Ronald E. Toupin, Jr.
--------------------------------------------------------------------------------

/s/ John L. Sullivan        Treasurer,                         December 28, 2010
------------------------    Chief Financial Officer
John L. Sullivan            and Chief Accounting
                            Officer
--------------------------------------------------------------------------------

/s/ Kevin M. Robinson       Chief Legal Officer                December 28, 2010
------------------------    and Chief Executive
Kevin M. Robinson           Oficer


*Attorney-In-Fact, pursuant to power of
attorney

                                 Exhibit Index

         (j) Consent of independent registerd public accounting firm